Portfolio of Investments
Columbia Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 20.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class B
06/13/2022	3.490%	2,500,000	2,508,919
Avant Loans Funding Trust(a)
Series 2018-A Class A
06/15/2021	3.090%	234,838	234,833
Series 2018-B Class A
01/18/2022	3.420%	1,273,540	1,276,527
Series 2019-A Class A
07/15/2022	3.480%	1,891,496	1,898,213
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	3.659%	2,000,000	1,959,762
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.678%	2,000,000	1,949,380
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.866%	1,800,000	1,780,810
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	563,458	563,132
Series 2018-P3 Class A
01/15/2026	3.820%	1,130,626	1,140,319
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	414,665	415,897
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	1,698,369	1,705,752
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1 Class A
07/15/2025	3.390%	1,594,131	1,600,106
Series 2018-P2 Class A
10/15/2025	3.470%	2,145,721	2,156,011
Subordinated Series 2017-NP2 Class C
01/16/2024	4.870%	860,053	866,020
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	300,493	300,610
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	900,000	908,003
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.868%	1,250,000	1,228,602
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	3,100,000	3,097,901
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	2,000,000	2,031,350
Subordinated, Series 2018-3A Class D
07/15/2024	4.190%	1,000,000	1,034,170
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	2,100,000	2,100,000
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.678%	3,700,000	3,622,259
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	5.178%	1,150,000	1,157,966
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	517,140	516,852
Series 2018-1A Class B
03/15/2028	3.190%	2,100,000	2,099,960
Series 2018-2A Class B
07/17/2028	3.610%	4,000,000	4,030,144
Subordinated Series 2017-3A Class B
12/15/2024	3.010%	2,000,000	2,000,751
Subordinated, Series 2017-2A Class B
07/15/2024	3.190%	810,106	810,667
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	3.678%	1,820,000	1,779,374
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 07/19/2030	3.513%	2,500,000	2,495,380
Columbia Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	3.728%	4,000,000	3,911,776
Ocwen Master Advance Receivables Trust(a)
Series 2018-T1 Class AT1
08/15/2049	3.301%	900,000	900,090
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	2,140,000	2,162,389
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.428%	2,500,000	2,500,220
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-2 Class A2A
09/15/2026	3.929%	2,000,000	2,012,500
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	298,556	298,633
Series 2018-1A Class B
06/17/2024	3.900%	1,900,000	1,907,379
Series 2019-1A Class A
04/15/2025	3.540%	698,107	700,854
Series 2019-2A Class A
09/15/2025	3.200%	443,501	443,895
Series 2019-3A Class A
07/15/2025	3.190%	3,837,778	3,847,666
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	3.393%	4,500,000	4,475,160
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	1,079,217	1,082,892
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	317,623	317,253
Series 2018-2 Class A1
04/26/2027	2.930%	712,274	712,848
Series 2018-3 Class B
08/25/2027	4.020%	1,800,000	1,856,824
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2030	3.553%	3,000,000	2,930,532
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USAA Auto Owner Trust
Series 2017-1 Class A3
05/17/2021	1.700%	278,112	277,589
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.753%	1,500,000	1,501,779
Total Asset-Backed Securities — Non-Agency (Cost $81,217,933)			81,109,949

Commercial Mortgage-Backed Securities - Agency 1.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,063,961
Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	4,750,000	4,965,541
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,824,132)			6,029,502

Commercial Mortgage-Backed Securities - Non-Agency 10.6%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,510,785	2,611,558
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,856,118	2,950,881
Series 2015-SFR2 Class A
10/17/2045	3.732%	1,655,679	1,721,926
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	4.275%	1,300,000	1,301,872
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	4.325%	2,000,000	2,000,040
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	3.575%	3,000,000	3,003,660
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	3.825%	1,600,000	1,601,002

2	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton USA Trust(a),(d)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,813,790
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	4,199,151
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	3.225%	2,619,562	2,613,391
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.350%	1,960,746	1,969,261
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	1,305,000	1,387,628
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/2045	3.507%	1,111,145	1,142,513
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,608,000	2,791,927
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	717,373	717,336
Series 2018-SF3 Class A
10/17/2035	3.880%	1,019,359	1,045,172
Series 2018-SFR1 Class A
03/17/2035	3.255%	1,682,952	1,687,955
Series 2018-SFR2 Class A
08/17/2035	3.712%	1,350,000	1,377,006
Series 2019-SFR1 Class E
08/17/2035	4.466%	1,100,000	1,131,967
RETL (a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.584%	1,400,000	1,408,992
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% Floor 0.850% 02/15/2032	3.175%	2,000,000	2,000,180
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.575%	900,000	900,080
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	3.525%	800,000	798,896
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $41,581,928)			42,176,184

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(e)	3	22
Total Consumer Staples		22
Financials 0.0%
Diversified Financial Services 0.0%
Jefferies Financial Group, Inc.	39	832
Total Financials		832
Total Common Stocks (Cost $—)		854

Corporate Bonds & Notes 18.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Northrop Grumman Corp.
01/15/2025	2.930%	1,090,000	1,109,801
01/15/2028	3.250%	1,015,000	1,045,462
Total			2,155,263
Automotive 0.3%
Ford Motor Co.
01/15/2043	4.750%	175,000	152,033
Ford Motor Credit Co. LLC
11/02/2020	2.343%	860,000	856,062
Total			1,008,095
Banking 2.1%
Bank of America Corp.(f)
01/20/2028	3.824%	1,920,000	2,032,606
Capital One Financial Corp.
05/12/2020	2.500%	1,150,000	1,150,538
JPMorgan Chase & Co.(f)
05/06/2030	3.702%	1,655,000	1,749,577
Morgan Stanley(f)
01/23/2030	4.431%	625,000	690,461

Columbia Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
01/30/2020	2.150%	855,000	854,172
10/23/2026	3.000%	1,620,000	1,637,758
Total			8,115,112
Cable and Satellite 0.3%
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	590,000	600,325
Comcast Corp.
08/15/2047	4.000%	720,000	759,853
Total			1,360,178
Chemicals 0.1%
LYB International Finance BV
07/15/2043	5.250%	270,000	296,289
Diversified Manufacturing 0.3%
United Technologies Corp.
11/16/2028	4.125%	1,110,000	1,226,127
Electric 2.6%
CMS Energy Corp.
03/01/2024	3.875%	660,000	690,438
11/15/2025	3.600%	50,000	51,874
02/15/2027	2.950%	15,000	14,871
DTE Energy Co.
10/01/2026	2.850%	2,915,000	2,910,042
Duke Energy Corp.
08/15/2027	3.150%	5,000	5,110
06/15/2049	4.200%	1,635,000	1,749,574
Emera U.S. Finance LP
06/15/2046	4.750%	1,440,000	1,614,724
Indiana Michigan Power Co.
07/01/2047	3.750%	206,000	210,671
Southern Co. (The)
07/01/2026	3.250%	612,000	624,321
07/01/2036	4.250%	350,000	368,936
07/01/2046	4.400%	1,184,000	1,262,261
WEC Energy Group, Inc.
06/15/2025	3.550%	150,000	157,232
Xcel Energy, Inc.
06/01/2025	3.300%	665,000	686,973
Total			10,347,027
Finance Companies 1.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	2,885,000	2,871,694
11/15/2035	4.418%	2,095,000	2,116,225
Total			4,987,919
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,702,000	1,934,643
Bacardi Ltd.(a)
05/15/2048	5.300%	2,050,000	2,178,096
Conagra Brands, Inc.
11/01/2048	5.400%	680,000	760,967
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	1,808,000	1,736,924
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.972%	460,000	459,776
Total			7,070,406
Health Care 1.2%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.504%	963,000	970,573
Becton Dickinson and Co.
05/15/2044	4.875%	288,000	311,599
Cardinal Health, Inc.
09/15/2045	4.900%	200,000	196,514
06/15/2047	4.368%	1,045,000	951,467
CVS Health Corp.
03/25/2048	5.050%	1,575,000	1,704,827
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	475,000	521,272
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	245,000	248,470
Total			4,904,722
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
10/15/2047	3.750%	590,000	603,919
Independent Energy 0.3%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	138,277
Hess Corp.
02/15/2041	5.600%	180,000	189,824
Noble Energy, Inc.
04/01/2027	8.000%	809,000	1,017,350
Total			1,345,451
Life Insurance 0.8%
Brighthouse Financial, Inc.
06/22/2047	4.700%	5,000	4,344

4	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	300,000	330,261
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	349,165
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	745,000	814,634
Teachers Insurance & Annuity Association of America, Subordinated(a)
09/15/2044	4.900%	110,000	129,054
Voya Financial, Inc.
06/15/2026	3.650%	650,000	678,233
06/15/2046	4.800%	784,000	875,316
Total			3,181,007
Media and Entertainment 0.0%
Discovery Communications LLC
05/15/2049	5.300%	128,000	137,836
Midstream 1.4%
Kinder Morgan, Inc.
02/15/2046	5.050%	1,815,000	1,975,139
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,695,000	1,632,687
Southern Natural Gas Co. LLC
03/01/2032	8.000%	195,000	274,279
Western Gas Partners LP
08/15/2048	5.500%	280,000	256,978
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,470,000	1,599,101
Total			5,738,184
Natural Gas 0.7%
NiSource, Inc.
02/15/2023	3.850%	685,000	708,256
02/15/2043	5.250%	55,000	65,032
02/15/2044	4.800%	50,000	57,016
05/15/2047	4.375%	991,000	1,083,658
Sempra Energy
11/15/2025	3.750%	565,000	586,107
06/15/2027	3.250%	92,000	92,670
Total			2,592,739
Other Industry 0.2%
Massachusetts Institute of Technology
07/01/2116	3.885%	300,000	324,549
President and Fellows of Harvard College
10/01/2037	3.619%	315,000	325,364
Total			649,913
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.7%
AbbVie, Inc.
11/14/2048	4.875%	370,000	391,466
Allergan Funding SCS
06/15/2044	4.850%	655,000	679,065
Amgen, Inc.
06/15/2051	4.663%	525,000	579,351
Celgene Corp.
02/20/2048	4.550%	160,000	182,338
Gilead Sciences, Inc.
09/20/2019	1.850%	445,000	444,680
Johnson & Johnson
12/05/2033	4.375%	427,000	496,973
Total			2,773,873
Railroads 0.4%
Canadian National Railway Co.
02/03/2020	2.400%	955,000	954,993
CSX Corp.
11/01/2066	4.250%	598,000	600,000
Total			1,554,993
Retailers 0.1%
Lowe’s Companies, Inc.
04/05/2049	4.550%	356,000	386,949
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	172,000	179,025
02/01/2047	4.450%	200,000	197,615
01/15/2048	4.650%	1,228,000	1,241,737
Total			1,618,377
Technology 0.7%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,330,000	1,296,810
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	2.727%	1,430,000	1,430,861
Total			2,727,671
Tobacco 0.3%
BAT Capital Corp.
08/14/2020	2.297%	1,150,000	1,147,399
Transportation Services 0.6%
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	480,000	489,421
11/01/2046	4.200%	330,000	338,525

Columbia Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FedEx Corp.
04/01/2046	4.550%	1,550,000	1,605,868
Total			2,433,814
Wireless 0.1%
America Movil SAB de CV
03/30/2020	5.000%	440,000	447,099
Wirelines 1.0%
AT&T, Inc.
03/01/2029	4.350%	1,929,000	2,085,749
06/15/2045	4.350%	835,000	838,973
Verizon Communications, Inc.
08/10/2033	4.500%	1,000,000	1,131,649
Total			4,056,371
Total Corporate Bonds & Notes (Cost $69,255,807)			72,866,733

Foreign Government Obligations(g) 0.5%

Mexico 0.3%
Mexico Government International Bond
03/08/2044	4.750%	250,000	259,052
Petroleos Mexicanos
09/21/2023	4.625%	639,000	628,439
06/15/2035	6.625%	435,000	407,524
Total			1,295,015
Peru 0.2%
Peruvian Government International Bond
03/14/2037	6.550%	385,000	548,377
Total Foreign Government Obligations (Cost $1,846,150)			1,843,392

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.0%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2015B
01/01/2033	7.375%	100,000	118,523
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.3%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	865,000	1,202,411
Total Municipal Bonds (Cost $964,386)			1,320,934

Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	347,392	373,854
09/01/2025- 10/01/2029	7.500%	20,963	23,222
11/01/2025- 12/01/2035	7.000%	211,907	250,329
06/01/2026	8.000%	240	263
06/01/2043	4.000%	3,641,448	3,860,763
01/01/2046- 08/01/2046	3.500%	3,401,168	3,530,518
Federal Home Loan Mortgage Corp.(b),(h),(i)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	3.684%	4,746,216	869,151
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	8,357,296	8,522,730
10/01/2029	7.500%	8,970	10,540
12/01/2029- 02/01/2030	8.000%	57,569	64,471
07/01/2038	6.000%	1,266,782	1,441,042
01/01/2040	5.500%	1,840,720	2,034,872
09/01/2040	5.000%	1,300,146	1,419,599
05/01/2043- 11/01/2046	3.500%	16,134,382	16,720,525
11/01/2045- 02/01/2048	4.000%	4,571,679	4,799,477
Federal National Mortgage Association(c)
08/19/2034	2.500%	4,100,000	4,123,392
08/19/2034- 08/13/2049	3.000%	7,478,000	7,568,595
08/19/2034	3.500%	4,000,000	4,130,185
08/13/2049	4.000%	9,000,000	9,316,168
08/13/2049	4.500%	4,800,000	5,034,000
Federal National Mortgage Association(j)
08/01/2040	4.500%	3,350,459	3,615,301

6	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(h)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.734%	1,492,971	285,667
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.734%	4,047,935	803,049
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	3.884%	1,689,767	370,235
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	3.834%	1,825,940	344,114
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.934%	2,308,479	477,505
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.884%	2,915,031	598,623
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.638%	4,954,808	980,207
Federal National Mortgage Association(b),(h),(i)
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	3.752%	4,000,000	795,000
Government National Mortgage Association(b)
07/20/2021- 07/20/2022	3.750%	9,250	9,294
04/20/2022- 04/20/2028	3.625%	23,832	24,117
Government National Mortgage Association
11/15/2022- 05/15/2029	7.000%	56,481	60,213
05/15/2023- 12/15/2031	6.500%	64,240	70,720
06/15/2025- 01/15/2030	8.000%	107,102	119,090
04/15/2026- 03/15/2030	7.500%	86,733	88,081
03/20/2028	6.000%	26,641	29,842
06/15/2030	9.000%	12,157	12,748
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
08/21/2049	3.500%	11,740,000	12,139,435
08/21/2049	4.500%	4,000,000	4,165,625
Government National Mortgage Association(b),(h)
CMO Series 2017-112 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.929%	1,828,444	331,568
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	3.389%	8,216,840	1,330,744
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.929%	1,788,304	368,224
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	3.929%	2,646,822	550,954
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.929%	1,578,537	288,648
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	3.879%	1,783,161	304,476
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.929%	2,123,325	377,499
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.929%	2,094,759	433,257
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.929%	1,590,697	356,718
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	3.979%	2,362,108	449,510
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.929%	2,029,262	367,798

Columbia Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-134 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.929%	1,708,253	253,919
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	3.929%	4,521,875	830,291
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.879%	3,947,871	738,391
CMO Series 2018-155 Class SL
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.879%	2,418,546	379,155
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.929%	2,064,907	412,415
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.929%	2,689,167	442,969
CMO Series 2019-15 Class SC
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.779%	1,809,877	301,384
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	3.729%	3,177,301	646,951
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.779%	4,199,288	716,746
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	3.879%	2,487,629	476,729
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	3.879%	2,489,751	485,328
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	3.779%	2,676,067	508,211
Total Residential Mortgage-Backed Securities - Agency (Cost $107,860,745)			110,434,447

Residential Mortgage-Backed Securities - Non-Agency 27.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	1,613,904	1,612,638
American Mortgage Trust(d),(i),(k)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	1,697	1,029
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-1 Class A1
04/27/2048	3.258%	2,078,385	2,097,049
CMO Series 2019-1 Class A1
11/25/2048	3.920%	2,257,639	2,296,676
Angel Oak Mortgage Trust I LLC(a),(d),(i)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	1,000,032
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2017-3 Class A2
11/25/2047	2.883%	1,710,208	1,708,074
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	457,315	465,721
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A1
04/25/2049	3.347%	1,162,629	1,171,373
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,162,629	1,171,252
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,773,608	1,806,017
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	767,375	771,193
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	2,901,189	2,972,181
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	1,128,987	1,135,524
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.354%	1,718,926	1,718,434
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.754%	3,500,000	3,507,481
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.566%	2,414,931	2,415,362

8	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	3.490%	600,000	600,098
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.990%	3,200,000	3,200,823
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	4,000,000	3,997,439
CIM Trust(a),(d)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	1,682,617	1,701,259
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.306%	1,942,085	1,929,056
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2015-A Class A4
06/25/2058	4.250%	233,376	241,700
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	830,453	809,367
COLT 2019-1 Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	872,082	886,428
COLT Mortgage Loan Trust(a),(d)
CMO Series 2017-2 Class A3A
10/25/2047	2.773%	455,634	458,455
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.930%	1,039,221	1,042,773
CMO Series 2018-3 Class A1
10/26/2048	3.692%	701,159	714,436
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class A3
12/25/2057	3.202%	1,778,926	1,778,233
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2019-1A Class A3
01/25/2059	3.948%	1,298,691	1,316,381
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.652%	2,500,000	2,499,277
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	2,438,389	2,443,728
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	3,642,199	3,629,728
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class A1
01/25/2059	3.454%	1,533,274	1,543,776
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	1,016,393	1,026,444
MFA Trust(a),(d)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	529,299	524,571
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	523,998	521,669
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class A
07/25/2054	3.790%	1,505,323	1,521,479
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	677,395	677,298
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	1,444,412	1,443,509
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	874,313	896,981
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	1,832,155	1,836,589
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	670,224	672,011
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.816%	1,905,016	1,914,769
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.666%	500,000	500,061
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	4.216%	1,500,000	1,500,336
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	5.162%	795,986	797,271

Columbia Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2018-1A Class A1
04/25/2023	3.750%	1,515,022	1,515,844
CMO Series 2019-1A Class A1
01/25/2024	4.500%	1,363,519	1,372,800
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2018-2A Class A1
08/25/2023	4.000%	808,593	809,118
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.516%	4,000,000	3,998,116
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	4.016%	1,500,000	1,499,937
RCO V Mortgage LLC(a),(d)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	1,598,681	1,593,887
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	1,102,612	1,102,611
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	869,395	882,413
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	1,793,908	1,834,036
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	742,141	752,046
Towd Point Mortgage Trust(a)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	893,345	897,551
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	3.266%	2,073,169	2,084,498
Vendee Mortgage Trust(d),(h)
CMO Series 1998-1 Class 2IO
03/15/2028	0.202%	1,231,292	6,446
CMO Series 1998-3 Class IO
03/15/2029	0.019%	1,484,737	1,155
Vericrest Opportunity Loan Transferee LXX LLC(a),(d)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	1,388,616	1,393,834
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	734,511	736,011
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	5,793,482	5,804,938
Vericrest Opportunity Loan Transferee LXXIII LLC(a),(d)
CMO Series 2018-NPL9 Class A1A
10/25/2048	4.458%	807,500	810,475
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	873,651	880,907
Verus Securitization Trust(a),(d)
CMO Series 2017-2A Class A1
07/25/2047	2.485%	246,922	245,726
CMO Series 2018-2 Class A3
06/01/2058	3.830%	2,000,804	2,038,268
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	1,916,941	1,959,785
CMO Series 2019-2 Class A2
04/25/2059	3.345%	762,832	771,814
CMO Series 2019-2 Class A3
04/25/2059	3.448%	953,540	964,765
Verus Securitization Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.929%	2,051,529	2,050,021
CMO Series 2018-1 Class A2
02/25/2048	3.031%	1,908,399	1,906,940
Visio Trust(a),(d)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	983,329	989,906
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $106,864,646)			107,379,829

U.S. Treasury Obligations 0.7%

U.S. Treasury
08/15/2048	3.000%	530,000	581,261
U.S. Treasury(l)
STRIPS
02/15/2040	0.000%	3,461,000	2,122,296
Total U.S. Treasury Obligations (Cost $1,843,345)			2,703,557

10	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(m),(n)	17,281,474	17,279,746
Total Money Market Funds (Cost $17,279,746)		17,279,746
Total Investments in Securities (Cost: $434,538,818)		443,145,127
Other Assets & Liabilities, Net		(47,069,314)
Net Assets		396,075,813
At July 31, 2019, securities and/or cash totaling $1,290,293 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	490	09/2019	USD	62,436,719	648,733	—
U.S. Treasury 5-Year Note	267	09/2019	USD	31,387,102	371,817	—
U.S. Ultra Treasury Bond	80	09/2019	USD	14,205,000	734,644	—
Total					1,755,194	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $229,300,100, which represents 57.89% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.
(e)	Non-income producing investment.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2019.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Valuation based on significant unobservable inputs.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2019, the total value of these securities amounted to $1,029, which represents less than 0.01% of total net assets.
(l)	Zero coupon bond.
(m)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	15,901,930	41,587,856	(40,208,312)	17,281,474	881	—	105,832	17,279,746
Columbia Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2019 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Small Cap Value Fund I, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 1.5%
Entertainment 0.5%
AMC Entertainment Holdings, Inc., Class A	70,359	832,347
Lions Gate Entertainment Corp., Class B	177,360	2,162,018
Total		2,994,365
Media 0.6%
Criteo SA, ADR(a)	84,865	1,609,889
Liberty Latin America Ltd., Class C(a)	111,754	1,832,766
Total		3,442,655
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	50,616	1,992,246
Total Communication Services		8,429,266
Consumer Discretionary 10.4%
Auto Components 2.2%
Cooper Tire & Rubber Co.	124,696	3,356,816
Gentherm, Inc.(a)	78,096	3,194,907
Modine Manufacturing Co.(a)	177,867	2,440,335
Visteon Corp.(a)	51,980	3,424,443
Total		12,416,501
Automobiles 0.9%
Thor Industries, Inc.	88,103	5,250,939
Distributors 0.3%
Educational Development Corp.	205,215	1,364,680
Diversified Consumer Services 0.4%
Carriage Services, Inc.	118,570	2,267,058
Hotels, Restaurants & Leisure 0.3%
PlayAGS, Inc.(a)	101,070	1,896,073
Household Durables 2.8%
Cavco Industries, Inc.(a)	14,797	2,624,248
Ethan Allen Interiors, Inc.	164,870	3,393,024
Hamilton Beach Brands Holding Co.	87,865	1,441,865
Hooker Furniture Corp.	75,000	1,563,750
Legacy Housing Corp.(a)	112,144	1,411,893
Lifetime Brands, Inc.	136,367	1,204,121
TRI Pointe Group, Inc.(a)	330,149	4,519,740
Total		16,158,641
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.9%
Acushnet Holdings Corp.	46,603	1,191,173
American Outdoor Brands Corp.(a)	225,010	2,169,096
Malibu Boats, Inc., Class A(a)	63,542	1,914,520
Total		5,274,789
Multiline Retail 0.5%
Hudson’s Bay Co.	405,226	3,015,093
Specialty Retail 1.7%
Children’s Place, Inc. (The)	34,020	3,322,733
Citi Trends, Inc.	3,028	46,480
Designer Brands, Inc.	117,400	2,157,812
Signet Jewelers Ltd.	98,840	1,792,958
Urban Outfitters, Inc.(a)	100,088	2,383,095
Total		9,703,078
Textiles, Apparel & Luxury Goods 0.4%
Movado Group, Inc.	72,530	1,909,715
Total Consumer Discretionary		59,256,567
Consumer Staples 2.9%
Beverages 0.3%
MGP Ingredients, Inc.	31,480	1,573,685
Food & Staples Retailing 0.8%
Andersons, Inc. (The)	68,325	1,834,526
Weis Markets, Inc.	78,611	2,865,371
Total		4,699,897
Food Products 1.3%
Fresh Del Monte Produce, Inc.	136,353	4,135,587
Hain Celestial Group, Inc. (The)(a)	157,400	3,426,598
Total		7,562,185
Personal Products 0.5%
Inter Parfums, Inc.	37,502	2,598,139
Total Consumer Staples		16,433,906
Columbia Small Cap Value Fund I | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.9%
Energy Equipment & Services 2.1%
Covia Holdings Corp.(a)	772,809	1,344,688
Dawson Geophysical Co.(a)	662,524	1,576,807
Frank’s International NV(a)	317,560	1,810,092
Natural Gas Services Group, Inc.(a)	132,699	2,128,492
Profire Energy, Inc.(a)	789,767	1,153,060
ProPetro Holding Corp.(a)	130,420	2,364,514
RPC, Inc.	244,420	1,510,516
Total		11,888,169
Oil, Gas & Consumable Fuels 3.8%
Callon Petroleum Co.(a)	675,811	3,324,990
Carrizo Oil & Gas, Inc.(a)	164,870	1,571,211
Delek U.S. Holdings, Inc.	141,153	6,080,871
Jagged Peak Energy, Inc.(a)	252,662	1,854,539
Magnolia Oil & Gas Corp., Class A(a)	153,130	1,711,993
Range Resources Corp.	492,920	2,804,715
SM Energy Co.	138,870	1,384,534
Whiting Petroleum Corp.(a)	168,710	2,982,793
Total		21,715,646
Total Energy		33,603,815
Financials 38.3%
Banks 23.4%
Ameris Bancorp	117,424	4,669,953
Atlantic Union Bankshares Corp.	107,374	4,083,433
Auburn National Bancorporation, Inc.	36,400	1,407,952
BancFirst Corp.	89,374	5,214,079
BankUnited, Inc.	192,126	6,611,056
Banner Corp.	85,751	5,081,604
Boston Private Financial Holdings, Inc.	342,267	3,949,761
Bridge Bancorp, Inc.	81,627	2,384,325
Brookline Bancorp, Inc.	263,763	3,911,605
Capital City Bank Group, Inc.	167,209	4,317,336
CB Financial Services, Inc.	49,100	1,198,040
CenterState Bank Corp.	176,189	4,284,917
Columbia Banking System, Inc.	119,233	4,496,276
Community Trust Bancorp, Inc.	72,937	3,084,506
First BanCorp	629,590	6,774,388
Common Stocks (continued)
Issuer	Shares	Value ($)
First Citizens BancShares Inc., Class A	10,597	4,949,011
First Community Corp.	83,000	1,586,130
First Financial Corp.	93,220	4,046,680
First of Long Island Corp. (The)	160,190	3,543,403
Heritage Financial Corp.	79,553	2,268,852
Hilltop Holdings, Inc.	288,240	6,537,283
Iberiabank Corp.	117,100	9,200,547
Investors Bancorp, Inc.	562,612	6,391,272
National Bank Holdings Corp., Class A	102,710	3,726,319
Northrim BanCorp, Inc.	120,520	4,696,664
OFG Bancorp	195,650	4,427,560
Popular, Inc.	22,763	1,310,238
Sierra Bancorp	69,542	1,812,960
Texas Capital Bancshares, Inc.(a)	90,781	5,712,848
Towne Bank	179,889	5,062,077
UMB Financial Corp.	99,860	6,816,444
Total		133,557,519
Capital Markets 1.3%
GAIN Capital Holdings, Inc.	470,210	2,003,095
INTL FCStone, Inc.(a)	85,475	3,485,670
Moelis & Co., ADR, Class A	58,622	2,136,186
Total		7,624,951
Consumer Finance 1.7%
Enova International, Inc.(a)	76,752	2,068,466
Ezcorp, Inc., Class A(a)	298,910	2,944,264
FirstCash, Inc.	43,208	4,348,453
Total		9,361,183
Insurance 5.9%
American Equity Investment Life Holding Co.	174,821	4,510,382
Crawford & Co., Class A	200,014	2,066,145
Employers Holdings, Inc.	101,654	4,462,610
FBL Financial Group, Inc., Class A	64,416	4,038,883
Global Indemnity Ltd	105,641	2,988,584
Heritage Insurance Holdings, Inc.	187,861	2,524,852
Horace Mann Educators Corp.	82,641	3,589,925
National Western Life Group, Inc., Class A	13,104	3,524,976

2	Columbia Small Cap Value Fund I | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Protective Insurance Corp., Class B	146,406	2,423,019
United Fire Group, Inc.	66,870	3,495,295
Total		33,624,671
Thrifts & Mortgage Finance 6.0%
HomeStreet, Inc.(a)	191,548	5,558,723
MGIC Investment Corp.(a)	403,494	5,184,898
Provident Financial Holdings, Inc.	153,527	3,188,756
Radian Group, Inc.	382,750	8,726,700
Washington Federal, Inc.	141,763	5,185,690
Western New England Bancorp, Inc.	375,979	3,511,644
WSFS Financial Corp.	64,822	2,746,508
Total		34,102,919
Total Financials		218,271,243
Health Care 3.2%
Biotechnology 0.9%
Adamas Pharmaceuticals, Inc.(a)	234,570	1,468,408
Dynavax Technologies Corp.(a)	508,569	1,403,650
Immunomedics, Inc.(a)	159,150	2,347,463
Total		5,219,521
Health Care Equipment & Supplies 0.7%
Quotient Ltd.(a)	213,863	2,258,393
Sientra, Inc.(a)	257,659	1,571,720
Total		3,830,113
Life Sciences Tools & Services 0.3%
Quanterix Corp.(a)	63,330	1,961,963
Pharmaceuticals 1.3%
Aerie Pharmaceuticals, Inc.(a)	125,270	2,714,601
Supernus Pharmaceuticals, Inc.(a)	93,660	3,125,434
TherapeuticsMD, Inc.(a)	779,270	1,675,431
Total		7,515,466
Total Health Care		18,527,063
Industrials 12.4%
Aerospace & Defense 0.6%
Aerojet Rocketdyne Holdings, Inc.(a)	85,780	3,664,522
Airlines 0.4%
Spirit Airlines, Inc.(a)	55,140	2,339,590
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.7%
Apogee Enterprises, Inc.	73,290	2,972,643
Resideo Technologies, Inc.(a)	115,905	2,185,968
Universal Forest Products, Inc.	106,182	4,292,938
Total		9,451,549
Commercial Services & Supplies 0.9%
Herman Miller, Inc.	106,710	4,838,231
Electrical Equipment 0.7%
Encore Wire Corp.	74,986	4,118,231
Machinery 4.0%
FreightCar America, Inc.(a)	199,610	1,091,867
Gorman-Rupp Co.	88,275	2,932,496
Kennametal, Inc.	89,720	3,102,518
LB Foster Co., Class A(a)	104,491	2,525,547
Lydall, Inc.(a)	96,144	2,268,998
Manitex International, Inc.(a)	257,660	1,674,790
Mueller Industries, Inc.	125,102	3,776,829
Standex International Corp.	38,384	2,701,082
Wabash National Corp.	158,840	2,514,437
Total		22,588,564
Marine 0.4%
Seaspan Corp.	245,140	2,488,171
Professional Services 0.7%
Korn/Ferry International	102,195	4,014,220
Road & Rail 2.2%
Heartland Express, Inc.	149,400	2,964,096
Marten Transport Ltd.	211,260	4,239,988
Schneider National, Inc., Class B	127,820	2,466,926
Werner Enterprises, Inc.	92,539	3,067,668
Total		12,738,678
Trading Companies & Distributors 0.8%
Houston Wire & Cable Co.(a)	299,716	1,393,679
Textainer Group Holdings Ltd.(a)	343,957	3,346,702
Total		4,740,381
Total Industrials		70,982,137

Columbia Small Cap Value Fund I | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 9.7%
Communications Equipment 2.0%
Acacia Communications, Inc.(a)	17,561	1,179,572
Casa Systems, Inc.(a)	187,658	1,236,666
Digi International, Inc.(a)	151,781	1,992,885
Lumentum Holdings, Inc.(a)	62,170	3,520,687
Netscout Systems, Inc.(a)	145,428	3,786,945
Total		11,716,755
Electronic Equipment, Instruments & Components 1.8%
AVX Corp.	395,838	6,028,613
Vishay Intertechnology, Inc.	264,370	4,494,290
Total		10,522,903
IT Services 0.5%
Carbonite, Inc.(a)	71,160	1,275,899
Consolidated Water Co., Ltd.	103,777	1,455,991
Total		2,731,890
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.(a)	52,550	3,068,920
Cirrus Logic, Inc.(a)	83,790	4,109,899
Cohu, Inc.	187,570	2,843,561
MACOM Technology Solutions Holdings, Inc.(a)	197,861	3,882,033
MKS Instruments, Inc.	59,500	5,065,235
Photronics, Inc.(a)	212,665	2,047,964
Total		21,017,612
Software 1.7%
Asure Software, Inc.(a)	186,800	1,690,540
MicroStrategy, Inc., Class A(a)	27,380	3,743,668
Monotype Imaging Holdings, Inc.	147,792	2,951,406
Park City Group Inc(a)	220,970	1,133,576
Total		9,519,190
Total Information Technology		55,508,350
Materials 7.9%
Chemicals 1.4%
Flotek Industries, Inc.(a)	512,090	1,572,116
FutureFuel Corp.	113,590	1,323,324
Livent Corp.(a)	448,957	2,891,283
Tronox Holdings PLC, Class A	205,865	2,276,867
Total		8,063,590
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
Greif, Inc., Class A	80,509	2,814,595
Metals & Mining 4.6%
Allegheny Technologies, Inc.(a)	196,547	4,278,828
Ampco-Pittsburgh Corp.(a)	273,120	988,694
Capstone Mining Corp.(a)	5,710,318	2,379,660
Centerra Gold, Inc.(a)	394,660	3,151,778
Century Aluminum Co.(a)	345,418	2,483,556
Commercial Metals Co.	232,610	4,073,001
Ferroglobe PLC	799,677	1,207,512
Olympic Steel, Inc.	164,918	2,074,669
Schnitzer Steel Industries, Inc., Class A	116,070	3,090,944
Universal Stainless & Alloy Products, Inc.(a)	150,223	2,430,608
Total		26,159,250
Paper & Forest Products 1.4%
Clearwater Paper Corp.(a)	108,130	2,122,592
Louisiana-Pacific Corp.	216,498	5,659,257
Total		7,781,849
Total Materials		44,819,284
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 7.0%
CoreCivic, Inc.	198,830	3,374,145
Farmland Partners, Inc.	487,156	2,996,009
Highwoods Properties, Inc.	105,720	4,792,288
Mack-Cali Realty Corp.	319,550	7,598,899
PotlatchDeltic Corp.	124,478	4,583,280
RLJ Lodging Trust	449,270	7,763,386
SITE Centers Corp.	211,965	3,020,501
Sunstone Hotel Investors, Inc.	453,075	5,985,121
Total		40,113,629
Total Real Estate		40,113,629
Total Common Stocks (Cost $450,678,244)		565,945,260

4	Columbia Small Cap Value Fund I | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2019 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(b),(c)	4,129,051	4,128,638
Total Money Market Funds (Cost $4,128,638)		4,128,638
Total Investments in Securities (Cost: $454,806,882)		570,073,898
Other Assets & Liabilities, Net		570,441
Net Assets		570,644,339
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	5,605,364	31,161,926	(32,638,239)	4,129,051	236	—	14,217	4,128,638
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund I | Quarterly Report 2019	5

Portfolio of Investments
Columbia U.S. Treasury Index Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 99.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2020	1.625%	4,545,000	4,525,471
08/15/2020	2.625%	5,175,000	5,205,322
08/15/2020	8.750%	8,400,000	8,969,297
09/15/2020	1.375%	6,088,000	6,044,718
09/30/2020	1.375%	4,149,000	4,118,207
09/30/2020	2.000%	1,935,000	1,934,320
10/15/2020	1.625%	8,216,000	8,178,450
10/31/2020	1.375%	2,856,000	2,833,911
10/31/2020	1.750%	2,285,000	2,277,592
11/30/2020	1.625%	1,245,000	1,239,067
11/30/2020	2.750%	3,538,000	3,573,242
12/15/2020	1.875%	5,625,000	5,616,431
12/31/2020	1.750%	1,375,000	1,370,435
12/31/2020	2.500%	9,835,000	9,905,689
01/31/2021	1.375%	17,838,000	17,682,614
02/15/2021	2.250%	11,029,000	11,076,390
02/15/2021	3.625%	4,359,000	4,467,634
02/28/2021	1.125%	13,387,000	13,214,433
02/28/2021	2.500%	9,294,000	9,372,055
03/15/2021	2.375%	4,874,000	4,906,938
03/31/2021	1.250%	8,594,000	8,495,975
03/31/2021	2.250%	6,366,000	6,397,581
04/15/2021	2.375%	6,460,000	6,506,431
04/30/2021	1.375%	9,699,000	9,605,799
04/30/2021	2.250%	7,442,000	7,482,117
05/15/2021	2.625%	3,015,000	3,051,392
05/15/2021	3.125%	20,312,000	20,730,142
05/31/2021	1.375%	5,328,000	5,275,136
05/31/2021	2.125%	10,263,000	10,299,883
06/15/2021	2.625%	10,137,000	10,268,464
06/30/2021	1.125%	5,343,000	5,264,525
07/15/2021	2.625%	3,854,000	3,906,541
07/31/2021	1.125%	3,600,000	3,545,297
07/31/2021	2.250%	2,300,000	2,315,633
08/31/2021	1.125%	1,215,000	1,195,921
08/31/2021	2.000%	2,650,000	2,655,590
09/15/2021	2.750%	2,466,000	2,510,889
10/15/2021	2.875%	2,993,000	3,056,601
10/31/2021	1.250%	1,302,000	1,283,691
11/15/2021	2.875%	1,626,000	1,662,204
11/30/2021	1.750%	2,431,000	2,423,973
11/30/2021	1.875%	1,232,000	1,232,000
12/15/2021	2.625%	5,501,000	5,598,987
01/15/2022	2.500%	1,907,000	1,935,456
01/31/2022	1.500%	3,651,000	3,618,483
01/31/2022	1.875%	2,200,000	2,200,000
02/15/2022	2.000%	3,000,000	3,010,078
02/28/2022	1.750%	4,010,000	3,998,722
03/31/2022	1.750%	3,661,000	3,650,417
04/15/2022	2.250%	6,399,000	6,463,490
04/30/2022	1.750%	12,082,000	12,049,907
04/30/2022	1.875%	1,333,000	1,333,417
05/15/2022	2.125%	14,352,000	14,455,155
05/31/2022	1.750%	3,487,000	3,476,103
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/31/2022	1.875%	2,679,000	2,680,674
06/30/2022	1.750%	4,977,000	4,964,557
06/30/2022	2.125%	6,412,000	6,462,094
07/31/2022	1.875%	2,811,000	2,812,318
07/31/2022	2.000%	2,630,000	2,641,095
08/15/2022	1.625%	3,725,000	3,699,100
08/31/2022	1.875%	5,303,000	5,305,900
09/30/2022	1.750%	4,941,000	4,924,787
09/30/2022	1.875%	6,120,000	6,125,737
10/31/2022	1.875%	2,532,000	2,533,385
10/31/2022	2.000%	4,646,000	4,666,326
11/30/2022	2.000%	7,409,000	7,442,572
12/31/2022	2.125%	6,523,000	6,582,624
01/31/2023	1.750%	3,340,000	3,328,258
01/31/2023	2.375%	8,219,000	8,362,832
02/28/2023	1.500%	12,587,000	12,434,579
03/31/2023	1.500%	9,898,000	9,775,822
03/31/2023	2.500%	4,278,000	4,376,260
04/30/2023	2.750%	904,000	933,168
05/15/2023	1.750%	7,903,000	7,872,129
05/31/2023	1.625%	8,775,000	8,702,332
05/31/2023	2.750%	3,539,000	3,655,676
06/30/2023	1.375%	7,958,000	7,815,626
06/30/2023	2.625%	6,836,000	7,035,739
07/31/2023	1.250%	3,432,000	3,352,367
08/15/2023	2.500%	3,323,000	3,406,594
08/31/2023	1.375%	692,000	679,133
08/31/2023	2.750%	1,832,000	1,896,549
09/30/2023	1.375%	4,418,000	4,334,472
09/30/2023	2.875%	1,967,000	2,046,756
10/31/2023	1.625%	889,000	880,805
10/31/2023	2.875%	3,399,000	3,539,474
11/15/2023	2.750%	5,496,000	5,696,947
11/30/2023	2.125%	3,030,000	3,063,614
11/30/2023	2.875%	4,657,000	4,854,195
12/31/2023	2.250%	3,622,000	3,682,272
12/31/2023	2.625%	5,549,000	5,729,776
01/31/2024	2.500%	4,312,000	4,431,254
02/15/2024	2.750%	3,580,000	3,719,005
02/29/2024	2.125%	4,896,000	4,953,758
02/29/2024	2.375%	7,373,000	7,545,229
03/31/2024	2.125%	6,657,000	6,737,612
04/30/2024	2.000%	3,166,000	3,186,035
04/30/2024	2.250%	13,589,000	13,833,177
05/15/2024	2.500%	3,886,000	4,001,366
05/31/2024	2.000%	6,944,000	6,995,538
07/31/2024	2.125%	6,624,000	6,707,835
08/15/2024	2.375%	8,476,000	8,683,927
11/15/2024	2.250%	12,973,000	13,220,298
11/30/2024	2.125%	346,000	350,514
12/31/2024	2.250%	5,757,000	5,868,992
02/15/2025	2.000%	7,074,000	7,117,660
02/28/2025	2.750%	2,613,000	2,733,647
03/31/2025	2.625%	2,277,000	2,367,013
04/30/2025	2.875%	6,649,000	7,005,345
Columbia U.S. Treasury Index Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2019 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2025	2.125%	5,903,000	5,977,710
05/31/2025	2.875%	3,918,000	4,130,123
06/30/2025	2.750%	3,280,000	3,436,056
07/31/2025	2.875%	2,468,000	2,603,547
08/15/2025	2.000%	5,917,000	5,949,359
08/31/2025	2.750%	4,848,000	5,083,204
09/30/2025	3.000%	3,564,000	3,790,091
10/31/2025	3.000%	3,111,000	3,310,055
11/15/2025	2.250%	7,923,000	8,079,603
11/30/2025	2.875%	6,613,000	6,991,181
01/31/2026	2.625%	4,569,000	4,765,324
02/15/2026	1.625%	5,126,000	5,031,489
02/15/2026	6.000%	3,073,000	3,841,730
02/28/2026	2.500%	4,259,000	4,410,061
03/31/2026	2.250%	10,996,000	11,219,356
04/30/2026	2.375%	6,787,000	6,978,945
05/31/2026	2.125%	4,135,000	4,186,688
08/15/2026	1.500%	6,957,000	6,755,899
11/15/2026	2.000%	4,912,000	4,930,420
02/15/2027	2.250%	4,315,000	4,404,671
05/15/2027	2.375%	7,925,000	8,166,465
08/15/2027	2.250%	7,202,000	7,353,917
11/15/2027	2.250%	8,740,000	8,920,262
02/15/2028	2.750%	8,150,000	8,639,000
05/15/2028	2.875%	7,901,000	8,460,243
08/15/2028	2.875%	7,563,000	8,107,772
11/15/2028	3.125%	8,021,000	8,771,715
11/15/2028	5.250%	2,293,000	2,921,784
02/15/2029	2.625%	9,728,000	10,234,160
02/15/2029	5.250%	5,667,000	7,257,302
05/15/2030	6.250%	1,377,000	1,938,128
02/15/2031	5.375%	1,250,000	1,675,781
02/15/2036	4.500%	3,420,000	4,504,781
05/15/2038	4.500%	4,541,000	6,089,197
02/15/2039	3.500%	5,000,000	5,927,344
05/15/2039	4.250%	924,000	1,207,264
11/15/2039	4.375%	2,197,000	2,917,204
02/15/2040	4.625%	555,000	760,523
05/15/2040	4.375%	2,173,000	2,890,430
02/15/2041	4.750%	1,113,000	1,554,722
05/15/2041	4.375%	852,000	1,135,956
08/15/2041	3.750%	2,049,000	2,513,547
02/15/2042	3.125%	568,000	634,918
08/15/2042	2.750%	2,255,000	2,365,988
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2042	2.750%	5,800,000	6,074,594
02/15/2043	3.125%	5,575,000	6,216,996
05/15/2043	2.875%	4,744,000	5,073,115
08/15/2043	3.625%	2,570,000	3,101,669
11/15/2043	3.750%	5,367,000	6,603,926
02/15/2044	3.625%	8,571,000	10,348,143
05/15/2044	3.375%	5,204,000	6,040,706
08/15/2044	3.125%	3,062,000	3,413,652
11/15/2044	3.000%	4,402,000	4,804,370
02/15/2045	2.500%	4,011,000	3,992,198
05/15/2045	3.000%	4,084,000	4,460,494
08/15/2045	2.875%	3,940,000	4,206,566
11/15/2045	3.000%	3,579,000	3,913,972
02/15/2046	2.500%	4,812,000	4,785,684
05/15/2046	2.500%	3,175,000	3,157,141
08/15/2046	2.250%	4,052,000	3,823,442
11/15/2046	2.875%	4,526,000	4,837,870
02/15/2047	3.000%	4,515,000	4,944,630
05/15/2047	3.000%	4,533,000	4,960,094
08/15/2047	2.750%	4,820,000	5,024,097
11/15/2047	2.750%	4,171,000	4,348,267
02/15/2048	3.000%	4,880,000	5,346,650
05/15/2048	3.125%	4,976,000	5,575,452
08/15/2048	3.000%	4,778,000	5,240,122
11/15/2048	3.375%	3,376,000	3,974,185
02/15/2049	3.000%	10,607,000	11,649,469
05/15/2049	2.875%	1,817,000	1,945,893
Total U.S. Treasury Obligations (Cost $929,162,082)			953,910,277

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(a),(b)	4,647,166	4,646,702
Total Money Market Funds (Cost $4,646,702)		4,646,702
Total Investments in Securities (Cost: $933,808,784)		958,556,979
Other Assets & Liabilities, Net		3,024,206
Net Assets		961,581,185

2	Columbia U.S. Treasury Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	3,611,713	25,396,557	(24,361,104)	4,647,166	73	—	25,247	4,646,702
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Treasury Index Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	13,561
WMI Holdings Corp. Escrow(a),(b),(c),(d)	1,075	—
Total		13,561
Total Financials		13,561
Total Common Stocks (Cost $1,077,469)		13,561

Corporate Bonds & Notes 86.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.1%
Arconic, Inc.
04/15/2021	5.400%	408,000	422,242
Bombardier, Inc.(e)
10/15/2022	6.000%	70,000	70,053
12/01/2024	7.500%	337,000	347,859
03/15/2025	7.500%	108,000	110,002
Northrop Grumman Corp.
01/15/2028	3.250%	20,490,000	21,104,946
TransDigm, Inc.(e)
03/15/2026	6.250%	868,000	911,257
03/15/2027	7.500%	319,000	336,296
TransDigm, Inc.
06/15/2026	6.375%	1,058,000	1,078,513
Total			24,381,168
Automotive 0.4%
Delphi Technologies PLC(e)
10/01/2025	5.000%	155,000	136,417
Ford Motor Co.
01/15/2043	4.750%	5,210,000	4,526,250
IAA Spinco, Inc.(e)
06/15/2027	5.500%	65,000	67,928
Panther BF Aggregator 2 LP/Finance Co., Inc.(e)
05/15/2026	6.250%	179,000	185,433
05/15/2027	8.500%	173,000	175,638
Total			5,091,666
Banking 12.6%
Ally Financial, Inc.
11/01/2031	8.000%	138,000	184,513
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Co.
08/01/2022	2.500%	9,590,000	9,620,257
02/27/2023	3.400%	4,365,000	4,504,527
Bank of America Corp.(f)
12/20/2028	3.419%	5,770,000	5,936,920
07/23/2030	3.194%	11,500,000	11,591,345
Bank of Montreal
03/26/2022	2.900%	11,500,000	11,651,478
Capital One Financial Corp.
01/31/2028	3.800%	4,735,000	4,898,954
Capital One NA
08/08/2022	2.650%	4,812,000	4,825,103
Citigroup, Inc.(f)
03/20/2030	3.980%	12,285,000	13,116,817
Goldman Sachs Group, Inc. (The)(f)
05/01/2029	4.223%	20,253,000	21,734,770
JPMorgan Chase & Co.(f)
05/06/2030	3.702%	24,475,000	25,873,648
Morgan Stanley
07/27/2026	3.125%	1,855,000	1,883,740
Morgan Stanley(f)
01/23/2030	4.431%	9,004,000	9,947,061
Washington Mutual Bank(b),(d),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	17,720,000	17,914,247
Total			143,692,905
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(e)
07/15/2025	6.875%	553,000	555,418
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(e)
12/15/2023	5.750%	545,000	565,472
05/15/2026	5.875%	499,000	529,559
Beacon Roofing Supply, Inc.(e)
11/01/2025	4.875%	494,000	489,466
Core & Main LP(e)
08/15/2025	6.125%	434,000	447,020
James Hardie International Finance DAC(e)
01/15/2028	5.000%	204,000	204,570
Total			2,236,087
Columbia Corporate Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 3.1%
CCO Holdings LLC/Capital Corp.(e)
04/01/2024	5.875%	319,000	332,325
05/01/2025	5.375%	211,000	218,446
02/15/2026	5.750%	481,000	506,264
05/01/2027	5.125%	465,000	479,524
06/01/2029	5.375%	63,000	65,286
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	6,280,000	6,389,900
CSC Holdings LLC(e)
12/15/2021	5.125%	182,000	182,068
07/15/2023	5.375%	576,000	590,955
10/15/2025	10.875%	260,000	297,109
05/15/2026	5.500%	710,000	741,581
04/15/2027	5.500%	229,000	240,516
02/01/2028	5.375%	231,000	240,893
04/01/2028	7.500%	536,000	591,452
02/01/2029	6.500%	37,000	40,784
01/15/2030	5.750%	187,000	190,147
DISH DBS Corp.
11/15/2024	5.875%	531,000	494,507
07/01/2026	7.750%	522,000	511,499
Intelsat Jackson Holdings SA(e)
10/15/2024	8.500%	337,000	338,999
Radiate HoldCo LLC/Finance, Inc.(e)
02/15/2025	6.625%	445,000	441,578
Sirius XM Radio, Inc.(e)
07/15/2024	4.625%	132,000	135,830
07/15/2026	5.375%	562,000	587,797
Sky PLC(e)
11/26/2022	3.125%	3,710,000	3,795,486
09/16/2024	3.750%	11,122,000	11,754,742
Time Warner Cable LLC
09/15/2042	4.500%	2,940,000	2,774,766
Unitymedia GmbH(e)
01/15/2025	6.125%	260,000	271,057
Unitymedia Hessen GmbH & Co. KG NRW(e)
01/15/2025	5.000%	794,000	820,944
Viasat, Inc.(e)
04/15/2027	5.625%	103,000	108,058
Virgin Media Finance PLC(e)
01/15/2025	5.750%	590,000	613,369
Virgin Media Secured Finance PLC(e)
01/15/2026	5.250%	530,000	541,858
05/15/2029	5.500%	115,000	117,910
Ziggo Bond Finance BV(e)
01/15/2027	6.000%	610,000	619,400
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(e)
01/15/2027	5.500%	376,000	384,904
Total			35,419,954
Chemicals 1.0%
Alpha 2 BV PIK(e)
06/01/2023	8.750%	222,000	218,128
Angus Chemical Co.(e)
02/15/2023	8.750%	437,000	439,236
Atotech U.S.A., Inc.(e)
02/01/2025	6.250%	397,000	393,229
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	203,000	209,547
Chemours Co. (The)
05/15/2023	6.625%	295,000	296,487
Dow Chemical Co. (The)(e)
05/15/2049	4.800%	2,723,000	2,909,079
DowDuPont, Inc.
11/15/2048	5.419%	2,755,000	3,332,321
INEOS Group Holdings SA(e)
08/01/2024	5.625%	349,000	348,925
Platform Specialty Products Corp.(e)
12/01/2025	5.875%	774,000	788,648
PQ Corp.(e)
11/15/2022	6.750%	1,045,000	1,081,906
12/15/2025	5.750%	359,000	364,475
SPCM SA(e)
09/15/2025	4.875%	169,000	170,949
Starfruit Finco BV/US Holdco LLC(e)
10/01/2026	8.000%	697,000	690,792
Total			11,243,722
Construction Machinery 0.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	336,000	345,185
Herc Holdings, Inc.(e)
07/15/2027	5.500%	261,000	261,355
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	326,000	339,008
United Rentals North America, Inc.
09/15/2026	5.875%	454,000	483,182
12/15/2026	6.500%	170,000	184,682
05/15/2027	5.500%	345,000	362,194
Total			1,975,606

2	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2020	8.750%	154,000	146,911
12/01/2022	7.875%	471,000	447,491
09/01/2023	7.625%	167,000	133,450
APX Group, Inc.(e)
11/01/2024	8.500%	196,000	186,946
frontdoor, Inc.(e)
08/15/2026	6.750%	144,000	153,932
Total			1,068,730
Consumer Products 0.2%
Energizer Holdings, Inc.(e)
07/15/2026	6.375%	140,000	145,909
01/15/2027	7.750%	202,000	219,539
Mattel, Inc.(e)
12/31/2025	6.750%	223,000	234,668
Prestige Brands, Inc.(e)
03/01/2024	6.375%	428,000	444,947
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	266,000	275,758
Spectrum Brands, Inc.
11/15/2022	6.625%	193,000	197,523
07/15/2025	5.750%	381,000	395,152
Valvoline, Inc.
07/15/2024	5.500%	166,000	171,821
Total			2,085,317
Diversified Manufacturing 2.0%
CFX Escrow Corp.(e)
02/15/2024	6.000%	76,000	80,611
02/15/2026	6.375%	91,000	97,436
Gates Global LLC/Co.(e)
07/15/2022	6.000%	268,000	268,134
Honeywell International, Inc.(h)
08/08/2022	2.150%	4,443,000	4,439,850
MTS Systems Corp.(e)
08/15/2027	5.750%	61,000	62,696
Resideo Funding, Inc.(e)
11/01/2026	6.125%	165,000	174,045
Stevens Holding Co., Inc.(e)
10/01/2026	6.125%	86,000	91,142
United Technologies Corp.
11/16/2028	4.125%	14,905,000	16,464,346
Welbilt, Inc.
02/15/2024	9.500%	68,000	72,945
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.
12/15/2021	5.375%	775,000	783,276
Zekelman Industries, Inc.(e)
06/15/2023	9.875%	237,000	249,419
Total			22,783,900
Electric 18.4%
AES Corp. (The)
03/15/2023	4.500%	320,000	329,302
05/15/2026	6.000%	216,000	230,331
Calpine Corp.
01/15/2025	5.750%	230,000	229,050
Calpine Corp.(e)
06/01/2026	5.250%	309,000	312,487
Clearway Energy Operating LLC
08/15/2024	5.375%	655,000	671,837
09/15/2026	5.000%	121,000	121,606
CMS Energy Corp.
03/01/2024	3.875%	8,145,000	8,520,631
11/15/2025	3.600%	10,564,000	10,960,023
02/15/2027	2.950%	12,221,000	12,115,997
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	900,000	939,751
DTE Energy Co.
10/01/2026	2.850%	20,086,000	20,051,834
Duke Energy Corp.
10/15/2023	3.950%	6,183,000	6,513,661
09/01/2026	2.650%	3,820,000	3,782,579
08/15/2027	3.150%	6,030,000	6,162,533
06/15/2049	4.200%	5,285,000	5,655,352
Edison International
09/15/2022	2.400%	5,838,000	5,709,255
Emera U.S. Finance LP
06/15/2026	3.550%	13,000,000	13,393,276
06/15/2046	4.750%	7,383,000	8,278,824
Eversource Energy
10/01/2024	2.900%	5,000,000	5,077,495
01/15/2025	3.150%	2,695,000	2,762,286
Indiana Michigan Power Co.
07/01/2047	3.750%	5,595,000	5,721,872
NextEra Energy Operating Partners LP(e)
07/15/2024	4.250%	165,000	167,386
09/15/2027	4.500%	425,000	427,523
NRG Energy, Inc.
01/15/2027	6.625%	569,000	607,249
NRG Energy, Inc.(e)
06/15/2029	5.250%	174,000	183,118
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	282,000	289,223

Columbia Corporate Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Electric Co.(e)
06/01/2029	3.600%	5,223,000	5,402,729
Progress Energy, Inc.
04/01/2022	3.150%	20,570,000	20,863,842
Sierra Pacific Power Co.
05/01/2026	2.600%	4,900,000	4,881,071
Southern California Edison Co.
10/01/2043	4.650%	295,000	328,585
Southern Co. (The)
07/01/2026	3.250%	6,718,000	6,853,247
07/01/2046	4.400%	2,460,000	2,622,604
TerraForm Power Operating LLC(e)
01/31/2028	5.000%	466,000	472,682
Vistra Energy Corp.
11/01/2024	7.625%	199,000	208,923
Vistra Operations Co. LLC(e)
09/01/2026	5.500%	159,000	166,839
02/15/2027	5.625%	408,000	430,788
07/31/2027	5.000%	116,000	118,900
WEC Energy Group, Inc.
06/15/2025	3.550%	14,637,000	15,342,664
Xcel Energy, Inc.
06/01/2025	3.300%	2,485,000	2,567,109
12/01/2026	3.350%	29,960,000	30,968,813
Total			210,443,277
Environmental 0.1%
Clean Harbors, Inc.(e)
07/15/2027	4.875%	87,000	89,750
07/15/2029	5.125%	61,000	64,101
GFL Environmental, Inc.(e)
05/01/2022	5.625%	172,000	173,730
03/01/2023	5.375%	80,000	80,303
05/01/2027	8.500%	177,000	193,893
Hulk Finance Corp.(e)
06/01/2026	7.000%	57,000	59,059
Total			660,836
Finance Companies 2.5%
Avolon Holdings Funding Ltd.(e)
01/15/2023	5.500%	437,000	467,736
10/01/2023	5.125%	322,000	342,255
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	12,001,000	11,945,651
11/15/2035	4.418%	12,190,000	12,313,497
Global Aircraft Leasing Co., Ltd. PIK(e)
09/15/2024	6.500%	296,000	293,954
iStar, Inc.
04/01/2022	6.000%	422,000	433,253
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
07/26/2021	6.625%	258,000	274,207
06/15/2022	6.500%	162,000	173,303
01/25/2023	5.500%	481,000	497,889
09/25/2023	7.250%	2,000	2,184
10/25/2024	5.875%	111,000	114,012
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	576,000	556,956
Quicken Loans, Inc.(e)
05/01/2025	5.750%	526,000	544,001
01/15/2028	5.250%	150,000	152,056
Springleaf Finance Corp.
03/15/2023	5.625%	339,000	363,393
03/15/2024	6.125%	383,000	415,480
03/15/2025	6.875%	173,000	193,390
Total			29,083,217
Food and Beverage 5.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	15,906,000	18,080,159
B&G Foods, Inc.
04/01/2025	5.250%	298,000	297,173
Bacardi Ltd.(e)
05/15/2038	5.150%	1,865,000	1,955,182
05/15/2048	5.300%	12,105,000	12,861,393
Conagra Brands, Inc.
11/01/2048	5.400%	2,790,000	3,122,203
Darling Ingredients, Inc.(e)
04/15/2027	5.250%	43,000	44,814
FAGE International SA/U.S.A. Dairy Industry, Inc.(e)
08/15/2026	5.625%	193,000	167,899
JM Smucker Co. (The)
12/06/2019	2.200%	4,135,000	4,129,509
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	12,498,000	12,006,679
Mars, Inc.(e)
04/01/2059	4.200%	3,615,000	4,001,549
Post Holdings, Inc.(e)
03/01/2025	5.500%	101,000	105,127
08/15/2026	5.000%	488,000	498,755
03/01/2027	5.750%	587,000	609,341
01/15/2028	5.625%	209,000	215,701
12/15/2029	5.500%	178,000	180,229
Sysco Corp.
07/15/2021	2.500%	2,055,000	2,058,592
Total			60,334,305

4	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.4%
Boyd Gaming Corp.
05/15/2023	6.875%	297,000	307,515
04/01/2026	6.375%	127,000	134,016
08/15/2026	6.000%	8,000	8,379
Caesars Resort Collection LLC/CRC Finco, Inc.(e)
10/15/2025	5.250%	165,000	165,138
Eldorado Resorts, Inc.
04/01/2025	6.000%	498,000	524,238
09/15/2026	6.000%	210,000	227,022
International Game Technology PLC(e)
02/15/2022	6.250%	542,000	571,401
02/15/2025	6.500%	357,000	391,417
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	104,000	111,276
09/01/2026	4.500%	122,000	125,428
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(e)
02/01/2027	5.750%	207,000	223,355
MGM Resorts International
03/15/2023	6.000%	281,000	305,416
Rivers Pittsburgh Borrower LP/Finance Corp.(e)
08/15/2021	6.125%	117,000	118,849
Scientific Games International, Inc.
12/01/2022	10.000%	285,000	297,552
Scientific Games International, Inc.(e)
10/15/2025	5.000%	475,000	486,809
03/15/2026	8.250%	322,000	344,882
Stars Group Holdings BV/Co-Borrower LLC(e)
07/15/2026	7.000%	156,000	164,293
Wynn Las Vegas LLC/Capital Corp.(e)
03/01/2025	5.500%	173,000	181,364
Total			4,688,350
Health Care 4.2%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	26,000	26,231
03/01/2024	6.500%	360,000	372,227
Avantor, Inc.(e)
10/01/2025	9.000%	306,000	341,058
Becton Dickinson and Co.
06/06/2024	3.363%	8,225,000	8,492,543
Cardinal Health, Inc.
06/15/2047	4.368%	6,690,000	6,091,212
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	381,000	382,274
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	235,000	225,262
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%	13,130,000	14,212,306
DaVita, Inc.
07/15/2024	5.125%	109,000	109,432
Express Scripts Holding Co.
11/30/2020	2.600%	4,425,000	4,428,651
Halfmoon Parent, Inc.(e)
12/15/2048	4.900%	7,375,000	8,093,428
HCA, Inc.
02/01/2025	5.375%	429,000	466,877
02/15/2026	5.875%	335,000	372,759
09/01/2028	5.625%	428,000	472,275
02/01/2029	5.875%	184,000	205,072
IQVIA, Inc.(e)
05/15/2027	5.000%	226,000	235,503
McKesson Corp.
05/30/2029	4.750%	670,000	733,458
MPH Acquisition Holdings LLC(e)
06/01/2024	7.125%	294,000	285,326
Select Medical Corp.(e),(h)
08/15/2026	6.250%	150,000	152,365
Sotera Health Holdings LLC(e)
05/15/2023	6.500%	474,000	479,752
Tenet Healthcare Corp.
06/01/2020	4.750%	638,000	646,001
04/01/2022	8.125%	129,000	137,905
06/15/2023	6.750%	109,000	111,989
07/15/2024	4.625%	362,000	368,499
08/01/2025	7.000%	189,000	188,440
Tenet Healthcare Corp.(e)
02/01/2027	6.250%	458,000	475,206
Total			48,106,051
Healthcare Insurance 0.7%
Aetna, Inc.
08/15/2047	3.875%	862,000	797,635
Centene Corp.
02/15/2024	6.125%	278,000	291,378
Centene Corp.(e)
06/01/2026	5.375%	618,000	652,276
UnitedHealth Group, Inc.
08/15/2039	3.500%	5,657,000	5,695,236
WellCare Health Plans, Inc.
04/01/2025	5.250%	286,000	297,118
WellCare Health Plans, Inc.(e)
08/15/2026	5.375%	281,000	297,532
Total			8,031,175

Columbia Corporate Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Lennar Corp.
04/30/2024	4.500%	562,000	586,132
11/15/2024	5.875%	195,000	213,796
Meritage Homes Corp.
06/01/2025	6.000%	509,000	555,412
Shea Homes LP/Funding Corp.(e)
04/01/2023	5.875%	41,000	42,176
Taylor Morrison Communities, Inc.(e),(h)
01/15/2028	5.750%	173,000	179,303
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	115,000	120,214
Total			1,697,033
Independent Energy 1.4%
California Resources Corp.(e)
12/15/2022	8.000%	129,000	90,207
Callon Petroleum Co.
07/01/2026	6.375%	645,000	625,779
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	5,053,552
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	360,000	353,173
Centennial Resource Production LLC(e)
01/15/2026	5.375%	454,000	419,427
04/01/2027	6.875%	140,000	136,514
Chesapeake Energy Corp.
10/01/2026	7.500%	233,000	184,070
CrownRock LP/Finance, Inc.(e)
10/15/2025	5.625%	718,000	706,531
Endeavor Energy Resources LP/Finance, Inc.(e)
01/30/2028	5.750%	106,000	112,400
Extraction Oil & Gas, Inc.(e)
05/15/2024	7.375%	178,000	144,831
02/01/2026	5.625%	90,000	66,577
Hess Corp.
04/01/2047	5.800%	1,870,000	2,048,162
Indigo Natural Resources LLC(e)
02/15/2026	6.875%	190,000	160,031
Jagged Peak Energy LLC
05/01/2026	5.875%	411,000	391,972
Matador Resources Co.
09/15/2026	5.875%	406,000	401,378
MEG Energy Corp.(e)
01/15/2025	6.500%	100,000	99,919
Noble Energy, Inc.
11/15/2043	5.250%	2,148,000	2,327,197
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(e)
06/01/2024	6.250%	163,000	169,544
01/15/2025	5.375%	195,000	197,909
08/15/2025	5.250%	352,000	354,823
10/15/2027	5.625%	369,000	380,807
PDC Energy, Inc.
09/15/2024	6.125%	275,000	271,729
QEP Resources, Inc.
03/01/2026	5.625%	208,000	177,841
SM Energy Co.
06/01/2025	5.625%	85,000	74,273
09/15/2026	6.750%	450,000	405,343
WPX Energy, Inc.
01/15/2022	6.000%	140,000	145,320
09/15/2024	5.250%	737,000	740,717
06/01/2026	5.750%	241,000	247,605
Total			16,487,631
Leisure 0.1%
Cedar Fair LP(e)
07/15/2029	5.250%	125,000	129,103
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	171,000	176,171
Viking Cruises Ltd.(e)
09/15/2027	5.875%	311,000	322,196
Total			627,470
Life Insurance 5.5%
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,173,133
Brighthouse Financial, Inc.
06/22/2047	4.700%	325,000	282,362
Five Corners Funding Trust(e)
11/15/2023	4.419%	23,065,000	24,642,323
Guardian Life Insurance Co. of America (The)(e)
Subordinated
06/19/2064	4.875%	4,350,000	5,108,305
Massachusetts Mutual Life Insurance Co.(e)
Subordinated
04/01/2077	4.900%	4,607,000	5,386,495
New York Life Insurance Co.(e)
Subordinated
05/15/2069	4.450%	2,500,000	2,741,510
Peachtree Corners Funding Trust(e)
02/15/2025	3.976%	16,462,000	17,158,063
Teachers Insurance & Annuity Association of America, Subordinated(e)
09/15/2044	4.900%	2,270,000	2,663,198

6	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Financial, Inc.
06/15/2046	4.800%	130,000	145,142
Total			62,300,531
Media and Entertainment 1.5%
Clear Channel Worldwide Holdings, Inc.(e)
02/15/2024	9.250%	545,000	591,738
Diamond Sports Group LLC/Finance Co.(e),(h)
08/15/2026	5.375%	241,000	245,127
08/15/2027	6.625%	176,000	180,018
Discovery Communications LLC
05/15/2049	5.300%	2,577,000	2,775,019
Fox Corp.(e)
01/25/2039	5.476%	3,264,000	3,864,615
iHeartCommunications, Inc.
05/01/2026	6.375%	130,962	139,270
05/01/2027	8.375%	652,309	688,161
Match Group, Inc.
06/01/2024	6.375%	280,000	295,121
Netflix, Inc.
11/15/2028	5.875%	689,000	759,084
Netflix, Inc.(e)
05/15/2029	6.375%	556,000	623,286
11/15/2029	5.375%	346,000	363,824
Nexstar Escrow, Inc.(e)
07/15/2027	5.625%	58,000	60,225
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	343,000	353,109
Outfront Media Capital LLC/Corp.(e)
08/15/2027	5.000%	175,000	178,114
Scripps Escrow, Inc.(e)
07/15/2027	5.875%	99,000	99,909
Walt Disney Co. (The)(e)
09/15/2044	4.750%	4,328,000	5,328,261
Total			16,544,881
Metals and Mining 0.4%
Alcoa Nederland Holding BV(e)
09/30/2024	6.750%	273,000	287,468
Big River Steel LLC/Finance Corp.(e)
09/01/2025	7.250%	598,000	637,878
Constellium NV(e)
03/01/2025	6.625%	491,000	514,494
02/15/2026	5.875%	531,000	552,056
Freeport-McMoRan, Inc.
11/14/2024	4.550%	426,000	436,595
03/15/2043	5.450%	608,000	563,887
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	76,000	78,472
01/15/2025	7.625%	616,000	638,037
Novelis Corp.(e)
08/15/2024	6.250%	128,000	133,957
09/30/2026	5.875%	656,000	682,376
Total			4,525,220
Midstream 6.0%
Antero Midstream Partners LP/Finance Corp.(e)
03/01/2027	5.750%	262,000	245,973
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	266,000	290,255
Cheniere Energy Partners LP
10/01/2026	5.625%	419,000	443,413
DCP Midstream Operating LP
07/15/2025	5.375%	211,000	224,157
05/15/2029	5.125%	230,000	237,610
04/01/2044	5.600%	230,000	216,437
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	226,000	226,011
Energy Transfer Operating LP
03/15/2023	4.250%	260,000	270,910
Enterprise Products Operating LLC
01/31/2050	4.200%	3,420,000	3,491,533
Holly Energy Partners LP/Finance Corp.(e)
08/01/2024	6.000%	708,000	738,174
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	9,076,000	9,669,316
Kinder Morgan, Inc.
02/15/2046	5.050%	5,159,000	5,614,184
MPLX LP
04/15/2048	4.700%	6,890,000	6,961,973
NGPL PipeCo LLC(e)
08/15/2027	4.875%	127,000	134,461
12/15/2037	7.768%	109,000	143,914
NuStar Logistics LP
06/01/2026	6.000%	132,000	138,555
04/28/2027	5.625%	247,000	255,224
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	4,390,000	4,677,409
06/15/2044	4.700%	12,630,000	12,165,683
Rockpoint Gas Storage Canada Ltd.(e)
03/31/2023	7.000%	432,000	437,083
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	3,045,000	3,236,750
Sunoco LP/Finance Corp.
01/15/2023	4.875%	116,000	118,113

Columbia Corporate Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(e)
09/15/2024	5.500%	62,000	63,010
01/15/2028	5.500%	291,000	288,712
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	262,000	262,538
02/01/2027	5.375%	601,000	626,247
01/15/2028	5.000%	912,000	924,258
Targa Resources Partners LP/Finance Corp.(e)
01/15/2029	6.875%	173,000	190,973
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	606,000	587,896
Western Gas Partners LP
08/15/2048	5.500%	2,529,000	2,321,063
Williams Companies, Inc. (The)
09/15/2045	5.100%	12,559,000	13,661,982
Total			68,863,817
Natural Gas 2.1%
NiSource, Inc.
02/15/2043	5.250%	1,270,000	1,501,657
05/15/2047	4.375%	9,120,000	9,972,711
Sempra Energy
06/15/2024	3.550%	4,015,000	4,149,406
06/15/2027	3.250%	7,000,000	7,050,953
02/01/2028	3.400%	1,795,000	1,818,190
Total			24,492,917
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	479,000	486,708
Calfrac Holdings LP(e)
06/15/2026	8.500%	212,000	144,656
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	124,000	117,304
Nabors Industries, Inc.
02/01/2025	5.750%	501,000	438,306
SESI LLC
09/15/2024	7.750%	108,000	64,570
Transocean Guardian Ltd.(e)
01/15/2024	5.875%	112,140	114,698
Transocean Pontus Ltd.(e)
08/01/2025	6.125%	96,390	99,514
Transocean Poseidon Ltd.(e)
02/01/2027	6.875%	104,000	111,097
Transocean Sentry Ltd.(e)
05/15/2023	5.375%	173,000	173,432
Total			1,750,285
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	142,000	146,139
Other Industry 0.0%
KAR Auction Services, Inc.(e)
06/01/2025	5.125%	399,000	411,496
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2027	5.375%	571,000	605,640
Packaging 0.4%
ARD Finance SA PIK
09/15/2023	7.125%	200,000	206,063
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(e)
05/15/2023	4.625%	213,000	218,333
02/15/2025	6.000%	718,000	741,088
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e),(h)
08/15/2026	4.125%	215,000	215,549
08/15/2027	5.250%	257,000	257,651
Berry Global Escrow Corp.(e)
07/15/2026	4.875%	125,000	130,073
07/15/2027	5.625%	152,000	160,030
Berry Global, Inc.
07/15/2023	5.125%	480,000	490,958
BWAY Holding Co.(e)
04/15/2024	5.500%	401,000	400,874
Flex Acquisition Co., Inc.(e)
07/15/2026	7.875%	275,000	248,046
Novolex (e)
01/15/2025	6.875%	97,000	86,098
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	719,078	721,688
Reynolds Group Issuer, Inc./LLC(e)
07/15/2024	7.000%	374,000	387,134
Trivium Packaging Finance BV(e),(h)
08/15/2026	5.500%	183,000	188,626
Total			4,452,211
Pharmaceuticals 3.0%
AbbVie, Inc.
11/14/2048	4.875%	6,730,000	7,120,455
Amgen, Inc.
06/15/2051	4.663%	7,980,000	8,806,138

8	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(e)
05/15/2023	5.875%	262,000	265,226
03/15/2024	7.000%	66,000	69,639
04/15/2025	6.125%	438,000	449,935
11/01/2025	5.500%	207,000	215,385
04/01/2026	9.250%	405,000	453,678
01/31/2027	8.500%	144,000	158,794
01/15/2028	7.000%	187,000	193,809
Catalent Pharma Solutions, Inc.(e)
07/15/2027	5.000%	92,000	94,557
Celgene Corp.
02/20/2048	4.550%	2,570,000	2,928,805
Eagle Holding Co. II LLC PIK(e)
05/15/2022	7.750%	227,000	228,986
Gilead Sciences, Inc.
03/01/2047	4.150%	3,230,000	3,404,113
Horizon Pharma USA, Inc.(e)
08/01/2027	5.500%	215,000	220,622
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/2023	6.375%	550,000	569,720
Mylan NV
06/15/2046	5.250%	585,000	607,202
Par Pharmaceutical, Inc.(e)
04/01/2027	7.500%	219,000	197,558
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	8,295,000	8,287,084
Total			34,271,706
Property & Casualty 0.7%
Acrisure LLC/Finance, Inc.(e)
02/15/2024	8.125%	82,000	87,619
Alliant Holdings Intermediate LLC/Co-Issuer(e)
08/01/2023	8.250%	178,000	182,034
HUB International Ltd.(e)
05/01/2026	7.000%	404,000	410,883
Liberty Mutual Insurance Co.(e)
Subordinated
10/15/2026	7.875%	5,565,000	6,922,332
Total			7,602,868
Railroads 1.2%
CSX Corp.
11/01/2046	3.800%	2,083,000	2,107,105
11/15/2048	4.750%	2,684,000	3,124,597
Union Pacific Corp.
09/10/2058	4.800%	5,575,000	6,470,507
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.(h)
08/15/2059	3.950%	1,856,000	1,863,344
Total			13,565,553
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(e)
05/15/2024	4.250%	306,000	313,002
IRB Holding Corp.(e)
02/15/2026	6.750%	363,000	363,886
Total			676,888
Retailers 0.6%
L Brands, Inc.
06/15/2029	7.500%	172,000	172,661
11/01/2035	6.875%	130,000	115,928
Lowe’s Companies, Inc.
05/03/2047	4.050%	5,225,000	5,233,439
Penske Automotive Group, Inc.
08/15/2020	3.750%	360,000	361,120
PetSmart, Inc.(e)
03/15/2023	7.125%	248,000	233,557
06/01/2025	5.875%	269,000	266,366
Total			6,383,071
Supermarkets 0.9%
Albertsons Companies LLC/Safeway, Inc.(e)
03/15/2026	7.500%	147,000	161,772
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	132,000	134,881
Kroger Co. (The)
02/01/2047	4.450%	4,107,000	4,058,020
01/15/2048	4.650%	5,498,000	5,559,501
Total			9,914,174
Technology 2.1%
Ascend Learning LLC(e)
08/01/2025	6.875%	280,000	289,498
08/01/2025	6.875%	205,000	212,126
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	5,587,000	5,447,576
01/15/2028	3.500%	1,940,000	1,825,918
Camelot Finance SA(e)
10/15/2024	7.875%	831,000	868,721
CDK Global, Inc.
06/01/2027	4.875%	411,000	425,422
CommScope Finance LLC(e)
03/01/2024	5.500%	176,000	179,007
03/01/2026	6.000%	208,000	210,473
03/01/2027	8.250%	106,000	104,505

Columbia Corporate Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(e)
06/15/2025	6.000%	323,000	294,358
03/15/2027	5.000%	166,000	140,231
Ensemble S Merger Sub, Inc.(e)
09/30/2023	9.000%	87,000	90,258
Equinix, Inc.
01/01/2022	5.375%	470,000	481,145
01/15/2026	5.875%	446,000	474,411
05/15/2027	5.375%	370,000	399,279
First Data Corp.(e)
08/15/2023	5.375%	218,000	223,860
01/15/2024	5.750%	895,000	920,731
Gartner, Inc.(e)
04/01/2025	5.125%	389,000	400,053
Informatica LLC(e)
07/15/2023	7.125%	331,000	336,935
International Business Machines Corp.
05/15/2049	4.250%	4,777,000	5,177,227
Iron Mountain, Inc.
08/15/2024	5.750%	308,000	310,740
NCR Corp.
07/15/2022	5.000%	243,000	244,148
12/15/2023	6.375%	509,000	523,413
PTC, Inc.
05/15/2024	6.000%	281,000	294,144
QUALCOMM, Inc.
05/20/2047	4.300%	1,075,000	1,150,496
Qualitytech LP/QTS Finance Corp.(e)
11/15/2025	4.750%	613,000	616,668
Refinitiv US Holdings, Inc.(e)
11/15/2026	8.250%	461,000	510,562
Sensata Technologies UK Financing Co. PLC(e)
02/15/2026	6.250%	200,000	212,097
Symantec Corp.(e)
04/15/2025	5.000%	292,000	297,718
Tempo Acquisition LLC/Finance Corp.(e)
06/01/2025	6.750%	217,000	223,620
06/01/2025	6.750%	152,000	156,560
Verscend Escrow Corp.(e)
08/15/2026	9.750%	332,000	354,012
Total			23,395,912
Tobacco 0.3%
Altria Group, Inc.
02/14/2039	5.800%	2,265,000	2,599,303
BAT Capital Corp.
08/15/2047	4.540%	1,430,000	1,351,042
Total			3,950,345
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.4%
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/2025	5.250%	421,000	426,514
ERAC U.S.A. Finance LLC(e)
11/01/2046	4.200%	4,610,000	4,729,094
FedEx Corp.
04/01/2046	4.550%	5,290,000	5,480,673
Hertz Corp. (The)(e)
06/01/2022	7.625%	544,000	564,818
10/15/2024	5.500%	230,000	225,948
Hertz Corp. (The)(e),(h)
08/01/2026	7.125%	192,000	195,808
United Parcel Service, Inc.
03/15/2049	4.250%	3,786,000	4,274,235
XPO Logistics, Inc.(e)
06/15/2022	6.500%	180,000	183,184
Total			16,080,274
Wireless 1.5%
Altice France SA(e)
05/01/2026	7.375%	889,000	946,766
02/01/2027	8.125%	303,000	328,832
Altice Luxembourg SA(e)
05/15/2027	10.500%	276,000	292,097
American Tower Corp.
07/15/2027	3.550%	3,105,000	3,187,481
08/15/2029	3.800%	5,138,000	5,329,725
Rogers Communications, Inc.
05/01/2049	4.350%	2,310,000	2,506,861
SBA Communications Corp.
09/01/2024	4.875%	855,000	880,187
Sprint Communications, Inc.
11/15/2022	6.000%	448,000	474,967
Sprint Corp.
09/15/2021	7.250%	275,000	295,344
06/15/2024	7.125%	316,000	345,635
03/01/2026	7.625%	742,000	830,051
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	792,000	847,644
02/01/2026	4.500%	515,000	525,281
02/01/2028	4.750%	324,000	333,714
Wind Tre SpA(e)
01/20/2026	5.000%	550,000	546,550
Total			17,671,135

10	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 3.7%
AT&T, Inc.
03/01/2029	4.350%	10,811,000	11,689,491
12/15/2043	5.350%	2,270,000	2,573,937
06/15/2045	4.350%	10,257,000	10,305,803
CenturyLink, Inc.
03/15/2022	5.800%	370,000	385,072
12/01/2023	6.750%	472,000	509,873
04/01/2025	5.625%	155,000	157,226
Frontier Communications Corp.
09/15/2022	10.500%	74,000	46,318
01/15/2023	7.125%	108,000	64,147
01/15/2025	6.875%	212,000	117,427
09/15/2025	11.000%	74,000	42,895
Frontier Communications Corp.(e)
04/01/2026	8.500%	168,000	164,421
Level 3 Financing, Inc.
08/15/2022	5.375%	422,000	423,688
Telecom Italia Capital SA
09/30/2034	6.000%	112,000	113,956
Telefonica Emisiones SAU
03/06/2048	4.895%	1,310,000	1,423,552
Verizon Communications, Inc.
09/21/2028	4.329%	11,985,000	13,294,421
Zayo Group LLC/Capital, Inc.(e)
01/15/2027	5.750%	703,000	714,197
Total			42,026,424
Total Corporate Bonds & Notes (Cost $938,935,450)			990,325,305

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(i),(j)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.610%	283,290	278,097
Finance Companies 0.0%
Ellie Mae, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.525%	257,000	257,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.110%	248,006	248,782
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.110%	78,084	78,084
Total			326,866
Health Care 0.0%
Avantor Funding, Inc.(i),(j)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/21/2024	5.234%	19,546	19,710
Metals and Mining 0.0%
Big River Steel LLC(i),(j)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.330%	54,548	54,685
Property & Casualty 0.0%
HUB International Ltd.(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.267%	122,760	121,403
Technology 0.2%
Ascend Learning LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.234%	182,481	181,492
Dun & Bradstreet Corp. (The)(i),(j)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.241%	230,000	231,366
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(i),(j)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.484%	120,621	119,889
Misys Ltd./Almonde/Tahoe/Finastra USA(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.734%	137,036	134,348

Columbia Corporate Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(i),(j)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.810%	63,742	62,865
3-month USD LIBOR + 4.250% 04/26/2024	6.560%	192,199	191,559
Refinitiv US Holdings, Inc.(e),(i),(j)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.984%	577,779	577,161
Tempo Acquisition LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.234%	171,127	171,341
Ultimate Software Group, Inc. (The)(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	6.080%	142,000	143,042
Total			1,813,063
Total Senior Loans (Cost $2,860,775)			2,870,824

Treasury Bills 2.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 2.2%
U.S. Treasury Bills
11/21/2019	2.050%	25,000,000	24,842,292
Total Treasury Bills (Cost $24,817,611)			24,842,292

U.S. Treasury Obligations 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2020	1.375%	23,000,000	22,904,766
Total U.S. Treasury Obligations (Cost $22,857,561)			22,904,766

Money Market Funds 7.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(k),(l)	90,540,339	90,531,285
Total Money Market Funds (Cost $90,531,285)		90,531,285
Total Investments in Securities (Cost: $1,081,080,151)		1,131,488,033
Other Assets & Liabilities, Net		9,784,137
Net Assets		1,141,272,170

At July 31, 2019, securities and/or cash totaling $1,504,213 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	579	09/2019	USD	90,088,781	3,816,527	—
U.S. Treasury 2-Year Note	347	09/2019	USD	74,398,969	283,897	—
U.S. Treasury 5-Year Note	913	09/2019	USD	107,327,430	1,137,307	—
Total					5,237,731	—

12	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(408)	09/2019	USD	(51,988,125)	—	(1,148,377)
U.S. Treasury Ultra 10-Year Note	(505)	09/2019	USD	(69,611,094)	—	(2,098,062)
U.S. Ultra Treasury Bond	(548)	09/2019	USD	(97,304,250)	—	(4,947,066)
Total					—	(8,193,505)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2019, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $198,253,714, which represents 17.37% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2019.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2019, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(j)	Variable rate security. The interest rate shown was the current rate as of July 31, 2019.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	34,288,802	178,097,484	(121,845,947)	90,540,339	(173)	—	259,338	90,531,285
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Corporate Income Fund | Quarterly Report 2019	13

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 78.9%
Issuer	Shares	Value ($)
Communication Services 5.0%
Diversified Telecommunication Services 0.2%
Proximus SADP	1,476	42,083
Verizon Communications, Inc.(a)	8,192	452,772
Total		494,855
Entertainment 0.2%
Activision Blizzard, Inc.	5,392	262,806
Cineworld Group PLC	58,599	181,905
CTS Eventim AG & Co. KGaA	385	19,199
Modern Times Group(b)	1,402	12,981
Viacom, Inc., Class B(a)	135	4,097
Total		480,988
Interactive Media & Services 1.0%
Alphabet, Inc., Class A(a),(b)	1,293	1,575,133
Alphabet, Inc., Class C(b)	249	302,953
Auto Trader Group PLC	75,530	495,823
Kakaku.com, Inc.	2,300	47,774
Total		2,421,683
Media 2.8%
Altice U.S.A., Inc., Class A(b)	18,265	471,420
Comcast Corp., Class A(a)	37,853	1,634,114
Discovery, Inc., Class A(a),(b)	12,924	391,726
Discovery, Inc., Class C(a),(b)	34,525	974,986
Eutelsat	38,532	736,603
Fox Corp., Class A	25,212	940,912
Fox Corp., Class B	318	11,830
Liberty Global PLC, Class C(b)	15,194	395,652
Nexstar Media Group, Inc., Class A	7,243	737,120
ProSiebenSat.1 Media AG	8,673	112,030
Quebecor, Inc., Class B	10,882	246,531
Shaw Communications Inc	640	12,545
Telenet Group Holding NV	494	24,263
Tribune Media Co.	10,679	496,253
Total		7,185,985
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.8%
KDDI Corp.	83,000	2,165,594
Total Communication Services		12,749,105
Consumer Discretionary 8.2%
Auto Components 0.3%
Gentex Corp.	16,289	446,644
Linamar Corp	3,004	101,742
Magna International, Inc.	3,127	157,701
Total		706,087
Automobiles 0.1%
Fiat Chrysler Automobiles NV	24,386	326,685
Hotels, Restaurants & Leisure 2.7%
Autogrill SpA	4,544	48,028
Darden Restaurants, Inc.(a)	12,675	1,540,773
Domino’s Pizza, Inc.(a)	4,914	1,201,620
GVC Holdings PLC	41,396	296,557
Kindred Group PLC	20,782	127,526
Las Vegas Sands Corp.	13,117	792,792
Melco Resorts & Entertainment Ltd., ADR	24,146	542,561
Starbucks Corp.(a)	11,378	1,077,383
Stars Group, Inc. (The)(b)	10,829	168,391
Wyndham Destinations, Inc.	14,698	691,688
Wyndham Hotels & Resorts, Inc.	7,637	431,872
Total		6,919,191
Household Durables 1.0%
Berkeley Group Holdings PLC	8,074	379,743
Electrolux AB, Class B	841	19,433
Garmin Ltd.(a)	2,950	231,840
Lennar Corp., Class A	2,022	96,187
Persimmon PLC	44,955	1,096,839
Sony Corp.	12,300	699,549
Total		2,523,591
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.8%
Booking Holdings, Inc.(b)	194	366,002
eBay, Inc.(a)	35,759	1,472,913
Expedia Group, Inc.	1,721	228,446
Total		2,067,361
Leisure Products 0.1%
Bandai Namco Holdings, Inc.	4,500	241,917
BRP, Inc.	3,639	128,184
Total		370,101
Multiline Retail 0.3%
Canadian Tire Corp., Ltd., Class A	112	12,229
Kohl’s Corp.(a)	12,288	661,832
Total		674,061
Specialty Retail 1.6%
AutoZone, Inc.(b)	704	790,620
Best Buy Co., Inc.(a)	13,011	995,732
CECONOMY AG(b)	1,890	12,081
Gap, Inc. (The)(a)	48,567	947,056
Lowe’s Companies, Inc.	5,578	565,609
Ulta Beauty, Inc.(a),(b)	1,830	639,128
Total		3,950,226
Textiles, Apparel & Luxury Goods 1.3%
Adidas AG	2,701	860,925
Capri Holdings Ltd.(a),(b)	25,655	913,061
Gildan Activewear, Inc.	2,450	96,493
lululemon athletica, Inc.(a),(b)	5,613	1,072,588
Pandora A/S	9,317	357,142
Swatch Group AG (The), Registered Shares	502	27,375
Total		3,327,584
Total Consumer Discretionary		20,864,887
Consumer Staples 5.2%
Beverages 1.2%
AmBev SA, ADR	38,977	205,409
Carlsberg A/S, Class B	2,294	313,337
Coca-Cola European Partners PLC(a)	35,488	1,961,777
PepsiCo, Inc.	4,723	603,646
Total		3,084,169
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.3%
Alimentation Couche-Tard, Inc., Class B	3,947	241,940
Axfood AB	4,565	96,113
Empire Co., Ltd., Class A	60,734	1,607,394
Kesko OYJ, Class B	740	44,813
Koninklijke Ahold Delhaize NV	17,519	397,908
Loblaw Companies Ltd.	10,315	535,211
Walgreens Boots Alliance, Inc.(a)	7,358	400,937
Total		3,324,316
Food Products 1.7%
AAK AB	2,124	43,452
Danone SA	5,512	478,380
Hershey Co. (The)(a)	1,453	220,478
Lamb Weston Holdings, Inc.(a)	3,372	226,329
Leroy Seafood Group ASA	18,444	115,948
Mondelez International, Inc., Class A	19,084	1,020,803
Nestlé SA, Registered Shares	7,601	806,369
Nomad Foods Ltd.(b)	28,480	634,249
Orkla	3,652	31,063
SalMar ASA	4,519	208,727
Tyson Foods, Inc., Class A	4,478	356,001
Vitasoy International Holdings Ltd.	26,000	122,398
Total		4,264,197
Household Products 0.2%
Essity AB, Class B	13,795	409,754
Personal Products 0.1%
Beiersdorf AG	880	101,981
Unilever NV	4,200	242,508
Total		344,489
Tobacco 0.7%
Altria Group, Inc.	14,526	683,739
British American Tobacco, ADR	6,723	239,406
Imperial Brands PLC	12,139	308,089
Philip Morris International, Inc.	5,235	437,698
Swedish Match AB	3,459	131,975
Total		1,800,907
Total Consumer Staples		13,227,832

2	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.1%
Energy Equipment & Services 0.3%
Apergy Corp.(b)	11,982	389,775
Cactus, Inc., Class A(b)	10,141	297,841
Total		687,616
Oil, Gas & Consumable Fuels 3.8%
Canadian Natural Resources Ltd.	7,588	191,825
Chevron Corp.	2,700	332,397
Cimarex Energy Co.	6,513	330,014
ConocoPhillips Co.	11,951	706,065
Diamondback Energy, Inc.	3,139	324,667
Enerplus Corp.	52,023	344,902
ENI SpA	35,865	560,258
Equinor ASA	10,700	191,854
Inpex Corp.	121,100	1,062,090
Kosmos Energy Ltd.	54,945	330,219
Marathon Oil Corp.	36,389	511,993
Marathon Petroleum Corp.	8,958	505,142
Neste OYJ	8,654	286,415
Noble Energy, Inc.	23,474	518,306
Pioneer Natural Resources Co.(a)	4,199	579,630
Plains GP Holdings LP, Class A(a),(b)	43,798	1,058,160
Royal Dutch Shell PLC, Class B	5,141	162,379
Total SA, ADR	14,775	764,458
Tullow Oil PLC	111,085	260,285
Valero Energy Corp.	8,901	758,810
Total		9,779,869
Total Energy		10,467,485
Financials 13.1%
Banks 4.6%
Banca Popolare dell’Emilia Romagna SC	21,896	81,468
Bank of America Corp.(a)	46,420	1,424,166
Bank of Ireland Group PLC	40,936	180,637
BB&T Corp.	8,939	460,627
Canadian Imperial Bank of Commerce	229	18,016
Citigroup, Inc.(a)	23,327	1,659,949
Citizens Financial Group, Inc.	3,507	130,671
DNB ASA	16,023	286,661
Common Stocks (continued)
Issuer	Shares	Value ($)
East West Bancorp, Inc.	7,778	373,422
Fifth Third Bancorp	14,958	444,103
Fukuoka Financial Group, Inc.	34,000	622,623
Huntington Bancshares, Inc.	37,971	541,087
ING Groep NV	17,755	197,005
JPMorgan Chase & Co.(a)	12,219	1,417,404
KeyCorp	47,940	880,658
National Bank of Canada	348	16,844
PNC Financial Services Group, Inc. (The)	2,289	327,098
Regions Financial Corp.	36,724	585,013
Sumitomo Mitsui Financial Group, Inc.	6,000	209,819
SunTrust Banks, Inc.	7,598	506,027
United Overseas Bank Ltd.	15,300	291,507
Wells Fargo & Co.(a)	21,172	1,024,936
Total		11,679,741
Capital Markets 0.9%
Azimut Holding SpA	1,037	19,436
Banca Generali SpA	1,897	55,231
CI Financial Corp.	1,156	17,921
E*TRADE Financial Corp.	13,562	661,690
Goldman Sachs Group, Inc. (The)	1,814	399,316
Moody’s Corp.	1,329	284,858
Morgan Stanley	4,319	192,454
S&P Global, Inc.	1,506	368,894
TD Ameritrade Holding Corp.	5,288	270,217
Total		2,270,017
Consumer Finance 0.7%
American Express Co.	1,671	207,822
Capital One Financial Corp.	2,886	266,724
Discover Financial Services	6,356	570,387
Navient Corp.	8,050	113,908
SLM Corp.	34,353	312,956
Synchrony Financial	10,262	368,201
Total		1,839,998

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(b)	4,962	1,019,344
Industrivarden AB, Class C	13,352	290,070
Jefferies Financial Group, Inc.(a)	57,864	1,234,239
Total		2,543,653
Insurance 5.9%
Ageas	6,143	329,796
Alleghany Corp.(b)	1,109	760,475
Allianz SE, Registered Shares	3,402	789,295
Allstate Corp. (The)	9,290	997,746
American International Group, Inc.	18,323	1,025,905
Aon PLC	4,456	843,298
ASR Nederland NV	6,492	243,947
Assicurazioni Generali SpA	28,331	528,382
Athene Holding Ltd., Class A(a),(b)	2,086	85,234
Chubb Ltd.	5,419	828,240
Erie Indemnity Co., Class A(a)	6,460	1,439,094
Everest Re Group Ltd.	2,461	606,981
Hannover Rueckversicherung AG	325	50,679
Japan Post Holdings Co., Ltd.	20,600	201,932
Manulife Financial Corp.	31,474	569,956
Marsh & McLennan Companies, Inc.	5,236	517,317
MS&AD Insurance Group Holdings, Inc.	1,100	36,056
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,158	514,268
NN Group NV	4,279	160,767
Poste Italiane SpA	1,423	15,187
Power Corp. of Canada	41,800	886,168
Power Financial Corp.	31,486	689,218
RenaissanceRe Holdings Ltd.(a)	2,233	404,508
Sampo OYJ, Class A	1,492	61,953
SCOR SE	9,939	408,438
Swiss Life Holding AG, Registered Shares	36	17,397
T&D Holdings, Inc.	16,600	186,415
Talanx AG	372	15,610
Tokio Marine Holdings, Inc.	2,700	143,319
Travelers Companies, Inc. (The)	3,211	470,797
Unipol Gruppo SpA	35,716	183,211
UnipolSai SpA	25,542	66,589
Common Stocks (continued)
Issuer	Shares	Value ($)
Unum Group(a)	18,649	595,835
Zurich Insurance Group AG	584	203,134
Total		14,877,147
Total Financials		33,210,556
Health Care 10.8%
Biotechnology 1.3%
AbbVie, Inc.	5,544	369,341
Amgen, Inc.(a)	4,630	863,865
Biogen, Inc.(b)	1,953	464,463
Gilead Sciences, Inc.(a)	20,843	1,365,633
Swedish Orphan Biovitrum AB(b)	10,123	195,400
Total		3,258,702
Health Care Equipment & Supplies 1.8%
Carl Zeiss Meditec AG	777	85,135
Coloplast A/S, Class B	310	36,207
DiaSorin SpA	1,160	134,528
Getinge AB, Series CPO	11,016	161,634
GN Store Nord	7,016	332,806
Hoya Corp.	6,500	498,433
Koninklijke Philips NV	6,127	287,422
Medtronic PLC(a)	25,169	2,565,728
Siemens Healthineers AG	1,228	50,983
Sonova Holding AG	1,355	311,591
Total		4,464,467
Health Care Providers & Services 2.1%
AmerisourceBergen Corp.	4,077	355,311
Anthem, Inc.	3,068	903,864
Cigna Corp.(a)	5,488	932,521
CVS Health Corp.	10,628	593,786
Humana, Inc.	1,384	410,702
Laboratory Corp. of America Holdings(b)	1,875	314,100
McKesson Corp.	4,017	558,162
Molina Healthcare, Inc.(b)	1,791	237,809
Quest Diagnostics, Inc.	1,856	189,460
UnitedHealth Group, Inc.	3,521	876,764
Total		5,372,479

4	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.6%
Change Healthcare, Inc.(b)	30,157	420,087
Veeva Systems Inc., Class A(a),(b)	6,831	1,133,263
Total		1,553,350
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.(a)	22,136	1,536,460
Avantor, Inc.(b)	30,871	543,021
ICON PLC(b)	2,383	372,153
IQVIA Holdings, Inc.(b)	2,510	399,517
Syneos Health, Inc.(b)	10,239	523,110
Waters Corp.(a),(b)	7,002	1,474,341
Total		4,848,602
Pharmaceuticals 3.1%
Bausch Health Companies, Inc.(b)	790	18,981
Cronos Group, Inc.(b)	1,339	18,434
H Lundbeck A/S	5,330	205,470
Jazz Pharmaceuticals PLC(b)	2,683	373,957
Johnson & Johnson(a)	12,075	1,572,406
Merck & Co., Inc.	6,526	541,593
Novartis AG, ADR	3,079	281,975
Novartis AG, Registered Shares	4,905	449,783
Novo Nordisk A/S, Class B	15,843	760,770
Orion Oyj, Class B	1,116	38,179
Pfizer, Inc.	11,447	444,601
Roche Holding AG, Genusschein Shares	11,934	3,194,317
UCB SA	220	17,155
Total		7,917,621
Total Health Care		27,415,221
Industrials 10.5%
Aerospace & Defense 0.8%
Boeing Co. (The)	496	169,225
Curtiss-Wright Corp.	1,005	127,545
HEICO Corp.(a)	4,534	620,024
Leonardo-Finmeccanica SpA	21,963	267,407
Spirit AeroSystems Holdings, Inc., Class A	4,082	313,661
United Technologies Corp.	4,738	632,997
Total		2,130,859
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.6%
bpost SA	6,886	64,027
CH Robinson Worldwide, Inc.	5,993	501,794
Deutsche Post AG	950	30,900
United Parcel Service, Inc., Class B	7,991	954,685
Total		1,551,406
Airlines 0.7%
Air Canada(b)	42,700	1,469,168
Deutsche Lufthansa AG, Registered Shares	26,249	415,995
Total		1,885,163
Building Products 0.4%
Geberit AG	31	14,311
Owens Corning	12,265	711,370
Rockwool International A/S, Class B	607	148,151
Total		873,832
Commercial Services & Supplies 0.5%
IAA, Inc.(b)	15,173	709,338
KAR Auction Services, Inc.	15,173	405,726
Securitas AB	2,111	32,691
Total		1,147,755
Construction & Engineering 0.1%
Hochtief AG	1,567	177,570
Skanska AB, Class B	2,436	45,483
WSP Global, Inc.	420	23,689
Total		246,742
Electrical Equipment 1.0%
AMETEK, Inc.	9,253	829,161
Eaton Corp. PLC	10,033	824,612
Emerson Electric Co.	5,041	327,060
Hubbell, Inc.	31	4,026
Prysmian SpA	12,493	257,189
Signify NV	8,818	239,646
Vestas Wind Systems A/S	1,075	88,216
Total		2,569,910
Industrial Conglomerates 0.2%
Rheinmetall AG	2,415	274,038
Siemens AG, Registered Shares	2,393	260,438
Total		534,476

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.4%
Caterpillar, Inc.	3,289	433,063
Dover Corp.	6,614	640,566
ITT, Inc.	12,515	781,186
KION Group AG	1,246	66,414
Knorr-Bremse AG	117	11,877
KONE OYJ, Class B	2,417	137,705
Mitsubishi Heavy Industries Ltd.	9,200	379,511
Parker-Hannifin Corp.	1,897	332,127
Sandvik AB	29,563	453,662
SKF AB, Class B	1,113	18,256
Sumitomo Heavy Industries Ltd.	6,400	206,327
Volvo AB, B Shares	4,320	64,174
Yangzijiang Shipbuilding Holdings Ltd.	70,900	73,110
Total		3,597,978
Marine 0.1%
AP Moller - Maersk A/S, Class B	215	241,413
Professional Services 1.0%
Adecco Group AG, Registered Shares	4,183	228,221
ManpowerGroup, Inc.	2,030	185,441
Randstad NV	1,249	62,692
Robert Half International, Inc.(a)	23,969	1,447,967
Teleperformance SA	1,163	244,099
Thomson Reuters Corp.	1,874	125,861
Wolters Kluwer NV	3,578	259,352
Total		2,553,633
Road & Rail 2.9%
Aurizon Holdings Ltd.	530,632	2,083,109
Canadian National Railway Co.	189	17,889
Canadian Pacific Railway Ltd.	182	43,453
Central Japan Railway Co.	7,100	1,427,191
ComfortDelGro Corp., Ltd.	31,900	62,524
Kansas City Southern	9,312	1,152,267
Landstar System, Inc.	15	1,669
Nippon Express Co., Ltd.	4,100	231,078
Old Dominion Freight Line, Inc.(a)	5,621	938,595
Union Pacific Corp.	7,090	1,275,845
Total		7,233,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.8%
Air Lease Corp.	3,344	139,746
Finning International, Inc.	944	16,322
HD Supply Holdings, Inc.(b)	12,145	491,994
Marubeni Corp.	220,200	1,427,462
Total		2,075,524
Total Industrials		26,642,311
Information Technology 13.0%
Communications Equipment 1.1%
Cisco Systems, Inc.	18,584	1,029,553
F5 Networks, Inc.(a),(b)	6,329	928,591
Motorola Solutions, Inc.(a)	4,009	665,334
Telefonaktiebolaget LM Ericsson, Class B	26,993	236,169
Total		2,859,647
Electronic Equipment, Instruments & Components 1.5%
Adyen NV(b)	64	48,358
Arrow Electronics, Inc.(a),(b)	11,659	846,560
Avnet, Inc.	12,710	577,288
CDW Corp.(a)	11,607	1,371,483
Fingerprint Cards AB, Class B(b)	29,193	52,668
Flex Ltd.(a),(b)	60,215	671,397
Jabil, Inc.	6,821	210,632
Total		3,778,386
IT Services 3.8%
Alliance Data Systems Corp.(a)	7,469	1,172,035
Amdocs Ltd.	5,069	324,365
Capgemini SE	6,529	828,951
CGI, Inc.(b)	5,153	396,607
DXC Technology Co.(a)	35,033	1,953,790
EPAM Systems, Inc.(a),(b)	7,240	1,403,040
International Business Machines Corp.(a)	1,252	185,596
Leidos Holdings, Inc.	6,211	509,923
Science Applications International Corp.	4,967	424,033
VeriSign, Inc.(a),(b)	2,296	484,663
Western Union Co. (The)(a)	87,532	1,838,172
Total		9,521,175

6	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.4%
ASML Holding NV	85	18,940
Broadcom, Inc.	1,621	470,074
Dialog Semiconductor PLC(b)	6,227	278,737
Infineon Technologies AG	7,588	140,546
KLA Corp.	5,881	801,698
Marvell Technology Group Ltd.	10,203	267,931
Qorvo, Inc.(b)	2,546	186,596
STMicroelectronics NV	8,573	156,691
Teladoc Health, Inc.	2,325	189,646
Xilinx, Inc.(a)	10,182	1,162,886
Total		3,673,745
Software 3.5%
Cadence Design Systems, Inc.(a),(b)	1,601	118,330
CDK Global, Inc.	16,124	836,352
Citrix Systems, Inc.(a)	13,321	1,255,371
Constellation Software, Inc.	1,584	1,507,056
Fortinet, Inc.(a),(b)	10,276	825,266
Microsoft Corp.(a)	10,971	1,495,018
Open Text Corp.	7,175	306,017
Oracle Corp.(a)	25,843	1,454,961
SAP SE	3,547	433,571
Software AG	3,221	90,413
Trend Micro, Inc.	12,300	536,304
Total		8,858,659
Technology Hardware, Storage & Peripherals 1.7%
Hewlett Packard Enterprise Co.(a)	42,640	612,737
HP, Inc.	34,295	721,567
Konica Minolta, Inc.	82,100	680,376
NetApp, Inc.(a)	13,349	780,783
Ricoh Co., Ltd.	24,000	219,825
Xerox Corp.(a)	37,532	1,204,777
Total		4,220,065
Total Information Technology		32,911,677
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.7%
Chemicals 1.3%
Corteva, Inc.	11,719	345,711
Covestro AG	5,035	227,084
DuPont de Nemours, Inc.	6,930	500,069
Evonik Industries AG	1,657	47,153
FMC Corp.	6,553	566,310
Methanex Corp.	3,682	144,931
Mosaic Co. (The)	28,181	709,879
Nutrien Ltd.	9,130	500,415
Showa Denko KK	6,500	174,377
Solvay SA	293	30,002
Total		3,245,931
Construction Materials 0.1%
HeidelbergCement AG	2,138	154,401
LafargeHolcim Ltd., Registered Shares(b)	367	18,013
Total		172,414
Containers & Packaging 0.5%
Avery Dennison Corp.	3,712	426,397
Graphic Packaging Holding Co.	65,246	969,556
Total		1,395,953
Metals & Mining 1.7%
Barrick Gold Corp.	39,540	642,920
BHP Group PLC	2,493	59,442
Boliden AB	2,750	62,363
Fortescue Metals Group Ltd.	100,084	563,494
Kirkland Lake Gold Ltd.	29,000	1,199,288
Rio Tinto Ltd.	24,475	1,638,047
Salzgitter AG	1,946	42,008
Total		4,207,562
Paper & Forest Products 0.1%
Holmen AB, Class B	561	11,845
UPM-Kymmene OYJ	4,187	112,861
West Fraser Timber Co., Ltd.	4,477	175,003
Total		299,709
Total Materials		9,321,569

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.1%
Brookfield Property REIT, Inc.(a)	29,375	567,231
H&R Real Estate Investment Trust	23,000	395,242
HCP, Inc.(a)	57,363	1,831,601
Link REIT (The)	21,500	250,070
Retail Properties of America, Inc., Class A	15,929	193,697
RioCan Real Estate Investment Trust	64,100	1,263,738
Smart Real Estate Investment Trust	37,100	910,493
Total		5,412,072
Real Estate Management & Development 0.1%
First Capital Realty, Inc.	7,300	120,856
Hang Lung Group Ltd.	31,920	81,990
Total		202,846
Total Real Estate		5,614,918
Utilities 3.1%
Electric Utilities 1.9%
Chubu Electric Power Co., Inc.	60,300	851,217
Enel SpA	138,978	950,697
Fortum OYJ	5,371	123,209
Hydro One Ltd.(c)	1,380	24,373
Kansai Electric Power Co., Inc. (The)	17,600	217,353
Ørsted A/S	3,332	303,728
Red Electrica Corp. SA	117,206	2,209,785
Terna Rete Elettrica Nazionale SpA	13,071	79,601
Total		4,759,963
Gas Utilities 0.6%
Enagas SA	34,994	763,365
Italgas SpA	40,912	258,513
Osaka Gas Co., Ltd.	22,800	418,850
Total		1,440,728
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)(a)	4,600	77,234
Vistra Energy Corp	6,164	132,280
Total		209,514
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.5%
A2A SpA	181,539	317,327
Atco Ltd., Class I	2,805	93,493
E.ON SE	78,149	778,272
Hera	22,118	82,513
Total		1,271,605
Total Utilities		7,681,810
Total Common Stocks (Cost $180,833,829)		200,107,371

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Auto Components 0.0%
Schaeffler AG	1,912	14,098
Automobiles 0.0%
BMW AG	1,248	74,095
Total Consumer Discretionary		88,193
Consumer Staples 0.0%
Household Products 0.0%
Henkel AG & Co. KGaA	620	63,931
Total Consumer Staples		63,931
Total Preferred Stocks (Cost $182,783)		152,124

Money Market Funds 12.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(d),(e)	32,754,249	32,750,974
Total Money Market Funds (Cost $32,750,974)		32,750,974
Total Investments (Cost $213,767,586)		233,010,469

8	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Investments in securities sold short

Common Stocks (35.0)%
Issuer	Shares	Value ($)
Communication Services (1.6)%
Diversified Telecommunication Services (0.4)%
Cogent Communications Group	(4,259)	(268,360)
Elisa OYJ	(1,364)	(64,143)
Singapore Telecommunications Ltd.	(25,700)	(61,994)
Sunrise Communications Group AG(b)	(640)	(47,335)
Swisscom AG, Registered Shares	(28)	(13,570)
Telecom Italia SpA(b)	(263,987)	(148,420)
Telefonica Deutschland Holding AG	(8,491)	(21,440)
United Internet AG, Registered Shares	(9,179)	(272,267)
Total		(897,529)
Entertainment (0.4)%
Lions Gate Entertainment Corp.	(8,962)	(115,699)
Netflix, Inc.(b)	(2,555)	(825,239)
World Wrestling Entertainment, Inc.	(2,479)	(180,422)
Total		(1,121,360)
Interactive Media & Services (0.1)%
Adevinta ASA, Class A(b)	(2,052)	(23,030)
Zillow Group, Inc., Class C(b)	(5,336)	(266,586)
Total		(289,616)
Media (0.4)%
Altice Europe NV, Class A(b)	(59,582)	(221,815)
Meredith Corp.	(5,949)	(326,362)
Pearson PLC	(23,520)	(249,062)
Schibsted ASA, Class A	(4,684)	(125,969)
Total		(923,208)
Wireless Telecommunication Services (0.3)%
1&1 Drillisch AG	(6,634)	(200,487)
Boingo Wireless, Inc.(b)	(10,698)	(160,684)
Freenet AG	(1,408)	(27,472)
Millicom International Cellular SA, SDR	(2,598)	(133,472)
Tele2 AB, Class B	(17,466)	(249,578)
Total		(771,693)
Total Communication Services		(4,003,406)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary (4.9)%
Auto Components (1.0)%
Continental AG	(1,177)	(161,372)
Dorman Products, Inc.(b)	(3,851)	(276,810)
Freni Brembo SpA	(12,562)	(128,492)
Pirelli & C SpA(c)	(51,290)	(302,107)
Valeo SA	(40,115)	(1,250,082)
Xinyi Glass Holdings Ltd.	(422,000)	(425,391)
Total		(2,544,254)
Automobiles (0.8)%
Bayerische Motoren Werke AG	(1,578)	(116,742)
Daimler AG, Registered Shares	(3,977)	(206,457)
Ferrari NV	(2,493)	(401,437)
Tesla, Inc.(b)	(5,829)	(1,408,345)
Total		(2,132,981)
Hotels, Restaurants & Leisure (1.0)%
Choice Hotels International, Inc.	(6,010)	(515,718)
Cracker Barrel Old Country Store, Inc.	(1,821)	(316,326)
Dunkin’ Brands Group, Inc.	(3,221)	(258,195)
Norwegian Cruise Line Holdings Ltd.(b)	(5,907)	(292,042)
Restaurant Brands International, Inc.	(180)	(13,257)
Shake Shack, Inc., Class A(b)	(5,442)	(406,300)
Stars Group, Inc. (The)(b)	(17,363)	(270,220)
Texas Roadhouse, Inc.	(3,904)	(215,618)
Vail Resorts, Inc.	(1,537)	(378,901)
Total		(2,666,577)
Household Durables (0.2)%
Husqvarna AB	(20,509)	(181,604)
Leggett & Platt, Inc.	(5,314)	(212,400)
Total		(394,004)
Internet & Direct Marketing Retail (0.9)%
Delivery Hero SE(b),(c)	(14,821)	(711,932)
GrubHub, Inc.(b)	(4,845)	(327,667)
MercadoLibre, Inc.(b)	(366)	(227,440)
Stitch Fix, Inc., Class A(b)	(9,719)	(253,471)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Wayfair, Inc., Class A(b)	(2,449)	(321,211)
Zalando SE(b)	(8,656)	(395,983)
Total		(2,237,704)
Multiline Retail (0.0)%
Dollarama, Inc.	(638)	(23,638)
Specialty Retail (0.7)%
Carvana Co.(b)	(11,351)	(721,470)
Dufry AG, Registered Shares(b)	(649)	(56,918)
Fielmann AG	(656)	(45,823)
Monro Muffler Brake, Inc.	(8,034)	(676,543)
Tiffany & Co.	(2,375)	(223,060)
Total		(1,723,814)
Textiles, Apparel & Luxury Goods (0.3)%
Cie Financiere Richemont SA, Class A, Registered Shares	(3,522)	(301,812)
Puma SE	(480)	(33,609)
Swatch Group AG (The)	(251)	(72,908)
Under Armour, Inc., Class A(b)	(15,272)	(352,325)
Total		(760,654)
Total Consumer Discretionary		(12,483,626)
Consumer Staples (1.0)%
Beverages (0.4)%
Anheuser-Busch InBev SA/NV	(1,854)	(186,395)
Davide Campari-Milano SpA	(4,178)	(38,857)
MGP Ingredients, Inc.	(3,239)	(161,918)
National Beverage Corp.	(5,886)	(256,217)
Remy Cointreau SA(b)	(1,302)	(192,992)
Treasury Wine Estates Ltd.	(24,834)	(298,603)
Total		(1,134,982)
Food & Staples Retailing (0.1)%
Casey’s General Stores, Inc.	(1,883)	(304,876)
Food Products (0.4)%
B&G Foods, Inc.	(5,376)	(98,273)
Cal-Maine Foods, Inc.	(6,108)	(242,915)
Hain Celestial Group, Inc. (The)(b)	(9,621)	(209,449)
Hormel Foods Corp.	(5,870)	(240,612)

Common Stocks (continued)
Issuer	Shares	Value ($)
Kikkoman Corp.	(4,900)	(222,769)
Wilmar International Ltd.	(5,200)	(15,031)
Total		(1,029,049)
Tobacco (0.1)%
British American Tobacco PLC	(3,999)	(142,495)
Total Consumer Staples		(2,611,402)
Energy (4.1)%
Energy Equipment & Services (1.1)%
Helmerich & Payne, Inc.	(3,050)	(151,524)
National Oilwell Varco, Inc.	(44,166)	(1,052,034)
Saipem SpA(b)	(16,632)	(82,205)
SBM Offshore NV	(12,863)	(254,522)
Subsea 7 SA	(18,164)	(194,682)
TechnipFMC PLC	(11,878)	(327,120)
Tenaris SA	(29,719)	(372,349)
US Silica Holdings, Inc.	(22,836)	(316,507)
Total		(2,750,943)
Oil, Gas & Consumable Fuels (3.0)%
Antero Midstream Corp.	(13,509)	(123,202)
Apache Corp.	(6,532)	(159,511)
ARC Resources Ltd.	(50,844)	(260,037)
Cameco Corp.	(14,529)	(133,423)
Cenovus Energy, Inc.	(25,534)	(237,386)
Cheniere Energy, Inc.(b)	(16,262)	(1,059,469)
Chesapeake Energy Corp.(b)	(317)	(574)
CNX Resources Corp.(b)	(28,813)	(236,843)
Devon Energy Corporation	(6,586)	(177,822)
Enbridge, Inc.	(6,194)	(206,873)
Encana Corp.	(29,412)	(134,380)
EQT Corp.	(9,924)	(149,952)
Husky Energy, Inc.	(2,081)	(16,146)
Imperial Oil Ltd.	(737)	(20,181)
Inter Pipeline Ltd.	(7,588)	(127,693)
Keyera Corp.	(8,755)	(222,756)
Koninklijke Vopak NV	(5,813)	(286,611)
Matador Resources Co.(b)	(13,371)	(235,731)
Murphy Oil Corp.	(7,203)	(173,160)
Noble Energy, Inc.	(60,880)	(1,344,230)

10	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pembina Pipeline Corp.	(1,521)	(55,191)
Peyto Exploration & Development Corp.	(10,809)	(32,760)
PrairieSky Royalty, Ltd.	(14,755)	(197,658)
Suncor Energy, Inc.	(1,720)	(49,353)
Targa Resources Corp.	(20,001)	(778,239)
TC Energy Corp.	(6,376)	(312,182)
Vermilion Energy, Inc.	(4,622)	(82,823)
Whitecap Resources, Inc.	(14,324)	(46,017)
Whitehaven Coal Ltd.	(112,478)	(281,891)
Woodside Petroleum Ltd.	(15,518)	(365,930)
Total		(7,508,024)
Total Energy		(10,258,967)
Financials (5.0)%
Banks (2.6)%
Banco Bilbao Vizcaya Argentaria SA	(28,584)	(145,541)
Banco BPM SpA(b)	(202,118)	(376,812)
Bank of Hawaii Corp.	(1,816)	(154,814)
Bankinter SA	(26,547)	(172,204)
Canadian Western Bank	(10,192)	(238,081)
Commonwealth Bank of Australia	(3,788)	(212,589)
Community Bank System, Inc.	(8,101)	(534,585)
Cullen/Frost Bankers, Inc.	(1,457)	(138,328)
CVB Financial Corp.	(16,423)	(361,470)
CYBG PLC	(18,637)	(38,835)
FinecoBank Banca Fineco SpA	(10,151)	(100,982)
First Financial Bankshares, Inc.	(24,091)	(788,980)
First Republic Bank	(3,307)	(328,584)
Glacier Bancorp, Inc.	(10,201)	(427,524)
Independent Bank Corp.	(2,829)	(219,983)
Intesa Sanpaolo SpA	(45,235)	(98,111)
Nordea Bank Abp	(4,799)	(30,797)
Prosperity Bancshares, Inc.	(3,950)	(274,090)
Standard Chartered PLC	(15,540)	(127,890)
Svenska Handelsbanken AB, Class A	(8,759)	(78,813)
Trustmark Corp.	(11,414)	(405,654)
UMB Financial Corp.	(2,147)	(146,554)
UniCredit SpA	(1,894)	(22,301)
Unione di Banche Italiane SpA	(76,731)	(196,997)

Common Stocks (continued)
Issuer	Shares	Value ($)
United Bankshares, Inc.	(8,656)	(325,379)
Westamerica Bancorporation	(10,740)	(688,434)
Total		(6,634,332)
Capital Markets (1.5)%
Ares Management Corp., Class A	(6,077)	(177,752)
China International Capital Corp., Ltd., Class H(c)	(65,600)	(124,104)
Credit Suisse Group AG, Registered Shares(b)	(37,388)	(452,060)
Deutsche Bank AG	(105,171)	(812,979)
Focus Financial Partners, Inc., Class A(b)	(10,834)	(302,377)
Julius Baer Group Ltd.(b)	(4,199)	(179,434)
KKR & Co., Inc., Class A	(11,959)	(319,903)
London Stock Exchange Group PLC	(2,883)	(231,539)
MarketAxess Holdings, Inc.	(542)	(182,676)
Nomura Holdings, Inc.	(244,600)	(786,197)
WisdomTree Investments, Inc.	(35,983)	(223,095)
Total		(3,792,116)
Consumer Finance (0.0)%
LendingClub Corp.(b)	(9,070)	(134,054)
Diversified Financial Services (0.4)%
Element Fleet Management Corp.	(12,334)	(93,827)
FGL Holdings	(33,407)	(272,267)
Kinnevik AB	(10,940)	(278,241)
Voya Financial, Inc.	(5,061)	(284,276)
Total		(928,611)
Insurance (0.4)%
American Equity Investment Life Holding Co.	(5,414)	(139,681)
CNO Financial Group, Inc.	(13,284)	(224,632)
Hiscox, Ltd.	(12,180)	(250,717)
RLI Corp.	(3,913)	(352,679)
Total		(967,709)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(12,488)	(143,987)
Total Financials		(12,600,809)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care (4.0)%
Biotechnology (1.8)%
Alnylam Pharmaceuticals, Inc.(b)	(15,705)	(1,218,551)
BeiGene Ltd. ADR(b)	(6,143)	(843,680)
BioMarin Pharmaceutical, Inc.(b)	(8,925)	(707,931)
Genmab A/S(b)	(1,712)	(317,073)
Idorsia Ltd.(b)	(6,017)	(128,166)
Moderna, Inc.(b)	(13,610)	(178,291)
Seattle Genetics, Inc.(b)	(15,991)	(1,210,678)
Total		(4,604,370)
Health Care Equipment & Supplies (0.3)%
Align Technology, Inc.(b)	(556)	(116,249)
Glaukos Corp.(b)	(3,055)	(249,532)
Nevro Corp.(b)	(6,532)	(436,730)
Straumann Holding AG, Registered Shares	(50)	(40,790)
Total		(843,301)
Health Care Providers & Services (0.3)%
Covetrus, Inc.(b)	(8,109)	(191,940)
Ryman Healthcare Ltd.	(28,528)	(240,541)
Select Medical Holdings Corp.(b)	(12,447)	(208,363)
Tivity Health, Inc.(b)	(11,844)	(206,678)
Total		(847,522)
Health Care Technology (0.5)%
Inovalon Holdings, Inc.(b)	(19,842)	(297,630)
Livongo Health, Inc.(b)	(5,886)	(260,456)
Tabula Rasa HealthCare, Inc.(b)	(5,325)	(320,938)
Teladoc Health, Inc.(b)	(3,864)	(263,679)
Total		(1,142,703)
Life Sciences Tools & Services (0.2)%
Lonza Group AG, Registered Shares(b)	(1,202)	(411,749)
Pharmaceuticals (0.9)%
Bayer AG, Registered Shares	(3,539)	(229,218)
GW Pharmaceuticals PLC, ADR(b)	(1,287)	(208,880)
Takeda Pharmaceutical Co., Ltd.	(47,100)	(1,620,989)
Vifor Pharma AG	(2,284)	(338,047)
Total		(2,397,134)
Total Health Care		(10,246,779)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (4.2)%
Aerospace & Defense (0.9)%
Bombardier, Inc., Class B(b)	(219,157)	(376,941)
Cubic Corp.	(5,705)	(377,671)
Elbit Systems Ltd.	(3,132)	(501,077)
Saab AB, Class B	(6,327)	(199,175)
TransDigm Group, Inc.(b)	(282)	(136,894)
Triumph Group, Inc.	(26,319)	(637,709)
Total		(2,229,467)
Air Freight & Logistics (0.1)%
XPO Logistics, Inc.(b)	(5,573)	(376,066)
Airlines (0.1)%
American Airlines Group, Inc.	(8,794)	(268,305)
Singapore Airlines Ltd.	(3,100)	(21,704)
Total		(290,009)
Building Products (0.7)%
AAON, Inc.	(9,204)	(467,563)
AO Smith Corp.	(8,818)	(400,778)
Geberit AG, Registered Shares	(410)	(189,273)
Trex Company, Inc.(b)	(8,283)	(677,136)
Total		(1,734,750)
Commercial Services & Supplies (0.2)%
Bilfinger SE	(1,238)	(36,347)
Cimpress NV(b)	(2,209)	(213,058)
Healthcare Services Group, Inc.	(7,044)	(168,422)
Ritchie Bros. Auctioneers, Inc.	(2,306)	(83,256)
Total		(501,083)
Construction & Engineering (0.2)%
Boskalis Westminster	(4,598)	(103,829)
SNC-Lavalin Group, Inc.	(22,167)	(350,695)
Total		(454,524)
Electrical Equipment (0.7)%
ABB Ltd., Registered Shares	(706)	(13,327)
Melrose Industries PLC	(336,040)	(758,413)
Nidec Corp.	(3,000)	(401,148)
OSRAM Licht AG	(4,915)	(185,001)
Prysmian SpA	(14,126)	(290,806)
Total		(1,648,695)

12	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery (0.8)%
Epiroc AB, Class A	(1,669)	(18,288)
FANUC Corp.	(1,800)	(319,908)
GEA Group AG	(6,792)	(168,578)
John Bean Technologies Corp.	(1,559)	(184,991)
MISUMI Group, Inc.	(38,100)	(855,022)
OC Oerlikon Corp. AG, Registered Shares	(2,554)	(27,336)
Schindler Holding AG	(297)	(68,468)
Trinity Industries, Inc.	(19,860)	(389,256)
Total		(2,031,847)
Marine (0.2)%
AP Moller - Maersk A/S, Class B	(384)	(431,174)
DFDS A/S	(2,056)	(75,726)
Kuehne + Nagel International AG, Registered Shares	(90)	(13,252)
Total		(520,152)
Professional Services (0.0)%
Stantec, Inc.	(1,092)	(26,013)
Road & Rail (0.3)%
DSV A/S	(1,249)	(119,210)
Hertz Global Holdings, Inc.(b)	(46,179)	(716,698)
Total		(835,908)
Transportation Infrastructure (0.0)%
Fraport AG Frankfurt Airport Services Worldwide	(820)	(68,481)
Total Industrials		(10,716,995)
Information Technology (4.0)%
Communications Equipment (0.0)%
Plantronics, Inc.	(3,452)	(132,557)
Electronic Equipment, Instruments & Components (0.7)%
Cognex Corp.	(7,175)	(315,772)
Hexagon AB, Class B	(267)	(12,937)
Knowles Corp.(b)	(30,669)	(624,114)
National Instruments Corp.	(8,885)	(371,037)
Venture Corp Ltd.	(1,100)	(12,275)
Yaskawa Electric Corp.	(11,100)	(367,320)
Total		(1,703,455)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services (0.5)%
GTT Communications, Inc.(b)	(4,380)	(52,998)
LiveRamp Holdings, Inc.(b)	(4,006)	(211,076)
MongoDB, Inc.(b)	(2,768)	(396,433)
Shopify, Inc., Class A(b)	(1,448)	(460,290)
Twilio, Inc.(b)	(857)	(119,218)
Total		(1,240,015)
Semiconductors & Semiconductor Equipment (1.4)%
ams AG(b)	(2,769)	(144,557)
Cree, Inc.(b)	(7,641)	(475,117)
Marvell Technology Group Ltd.	(56,032)	(1,471,400)
Power Integrations, Inc.	(3,289)	(299,529)
Renesas Electronics Corp.(b)	(40,300)	(236,854)
STMicroelectronics NV	(18,149)	(332,615)
Universal Display Corp.	(1,682)	(355,037)
Xilinx, Inc.	(2,365)	(270,107)
Total		(3,585,216)
Software (1.4)%
Appian Corp.(b)	(7,745)	(304,301)
Avalara, Inc.(b)	(4,254)	(346,616)
Blackbaud, Inc.	(3,424)	(311,584)
Guidewire Software, Inc.(b)	(3,842)	(392,191)
HubSpot, Inc.(b)	(1,656)	(295,960)
Instructure, Inc.(b)	(7,610)	(302,041)
Manhattan Associates, Inc.(b)	(7,903)	(671,676)
Proofpoint, Inc.(b)	(2,729)	(344,400)
PTC, Inc.(b)	(3,807)	(258,039)
Zendesk, Inc.(b)	(3,030)	(253,187)
Total		(3,479,995)
Total Information Technology		(10,141,238)
Materials (5.8)%
Chemicals (1.8)%
Balchem Corp.	(1,583)	(162,479)
Christian Hansen Holding A/S	(1,916)	(167,299)
Croda International PLC	(4,384)	(249,028)
Eastman Chemical Co.	(1,391)	(104,812)
EMS-Chemie Holding AG, Registered Shares	(74)	(46,248)
GCP Applied Technologies(b)	(12,750)	(280,882)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Givaudan SA, Registered Shares	(30)	(79,788)
Hexpol AB	(7,520)	(57,220)
International Flavors & Fragrances, Inc.	(2,938)	(423,043)
K+S AG	(2,890)	(46,641)
LANXESS AG	(643)	(38,273)
Novozymes A/S, Class B	(1,296)	(59,934)
OCI NV(b)	(3,940)	(102,763)
Quaker Chemical Corp.	(2,603)	(487,776)
RPM International, Inc.	(6,873)	(466,196)
Sika AG	(2,795)	(403,526)
Tokai Carbon Co., Ltd.	(22,700)	(222,438)
Umicore SA	(18,971)	(593,861)
Wacker Chemie AG	(1,053)	(77,801)
Westlake Chemical Corp.	(2,492)	(168,384)
Yara International ASA	(5,625)	(263,528)
Total		(4,501,920)
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(1,113)	(275,746)
Containers & Packaging (0.4)%
Ball Corp.	(3,020)	(215,870)
BillerudKorsnas AB	(8,961)	(103,455)
Greif, Inc., Class A	(8,491)	(296,845)
Huhtamaki OYJ	(3,231)	(122,734)
Sonoco Products Co.	(2,038)	(122,341)
Total		(861,245)
Metals & Mining (3.3)%
Agnico Eagle Mines Ltd.	(34,995)	(1,828,236)
Aperam SA	(685)	(16,928)
ArcelorMittal	(13,151)	(208,624)
Aurubis AG	(1,778)	(77,221)
Barrick Gold Corp.	(87,792)	(1,426,836)
Boliden AB	(6,305)	(142,980)
Compass Minerals International, Inc.	(6,120)	(341,802)
First Quantum Minerals Ltd.	(30,587)	(281,814)
Fortescue Metals Group Ltd.	(63,695)	(358,616)
Franco-Nevada Corp.	(550)	(47,799)
Freeport-McMoRan Copper & Gold, Inc.	(115,666)	(1,279,266)
Fresnillo PLC	(43,496)	(313,936)

Common Stocks (continued)
Issuer	Shares	Value ($)
Gerdau SA, ADR	(50,355)	(179,264)
Lundin Mining Corp.	(12,357)	(59,828)
Norsk Hydro ASA	(34,768)	(118,256)
Nucor Corp.	(3,555)	(193,321)
Outokumpu OYJ	(64,522)	(184,634)
Thyssenkrupp AG	(71,033)	(909,045)
United States Steel Corp.	(13,507)	(203,010)
Wheaton Precious Metals Corp.	(8,398)	(219,527)
Yamana Gold, Inc.	(14,445)	(42,685)
Total		(8,433,628)
Paper & Forest Products (0.2)%
Svenska Cellulosa AB SCA, Class B	(11,576)	(96,080)
West Fraser Timber Co., Ltd.	(10,700)	(418,255)
Total		(514,335)
Total Materials		(14,586,874)
Real Estate (0.3)%
Equity Real Estate Investment Trusts (REITS) (0.2)%
Iron Mountain, Inc.	(7,546)	(221,928)
Public Storage	(1,735)	(421,188)
Total		(643,116)
Real Estate Management & Development (0.1)%
Redfin Corp.(b)	(12,416)	(223,985)
Total Real Estate		(867,101)
Utilities (0.1)%
Gas Utilities (0.0)%
AltaGas, Ltd.	(11,444)	(175,241)
Multi-Utilities (0.1)%
RWE AG	(7,015)	(189,538)
Total Utilities		(364,779)
Total Common Stocks (Proceeds $87,573,892)		(88,881,976)

14	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Health Care (0.1)%
Health Care Equipment & Supplies (0.1)%
Sartorius AG	(993)	(200,865)
Total Health Care		(200,865)
Total Preferred Stocks (Proceeds $101,554)		(200,865)
Total Investments in Securities Sold Short (Proceeds $87,675,446)		(89,082,841)
Total Investments in Securities, Net of Securities Sold Short	143,927,628
Other Assets & Liabilities, Net	109,730,549
Net Assets	253,658,177

At July 31, 2019, securities and/or cash totaling $170,257,662 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
46,000 CAD	35,156 USD	Citi	09/18/2019	270	—
42,000 CAD	31,683 USD	Citi	09/18/2019	—	(169)
380,401 CHF	386,161 USD	Citi	09/18/2019	1,921	—
225,600 CHF	226,521 USD	Citi	09/18/2019	—	(1,356)
2,903,500 DKK	437,718 USD	Citi	09/18/2019	5,514	—
1,832,496 EUR	2,072,758 USD	Citi	09/18/2019	36,244	—
78,000 HKD	9,965 USD	Citi	09/18/2019	—	(3)
4,665,500 JPY	43,566 USD	Citi	09/18/2019	525	—
696,504 NOK	80,342 USD	Citi	09/18/2019	1,595	—
4,810,504 SEK	510,017 USD	Citi	09/18/2019	10,301	—
9,500 SGD	6,961 USD	Citi	09/18/2019	42	—
3,000 SGD	2,180 USD	Citi	09/18/2019	—	(5)
434,042 USD	624,004 AUD	Citi	09/18/2019	—	(6,602)
696,069 USD	932,995 CAD	Citi	09/18/2019	11,508	—
109,975 USD	144,500 CAD	Citi	09/18/2019	—	(387)
469,333 USD	466,958 CHF	Citi	09/18/2019	2,337	—
387,350 USD	380,532 CHF	Citi	09/18/2019	—	(2,977)
107,046 USD	710,500 DKK	Citi	09/18/2019	—	(1,284)
1,997,985 USD	1,768,496 EUR	Citi	09/18/2019	—	(32,596)
1,040,395 USD	817,008 GBP	Citi	09/18/2019	—	(44,460)
247,338 USD	1,937,504 HKD	Citi	09/18/2019	261	—
6,279 USD	49,000 HKD	Citi	09/18/2019	—	(17)
34,870 USD	125,002 ILS	Citi	09/18/2019	831	—
928,443 USD	101,155,940 JPY	Citi	09/18/2019	4,766	—
590,817 USD	63,433,064 JPY	Citi	09/18/2019	—	(5,618)
79,982 USD	692,504 NOK	Citi	09/18/2019	—	(1,686)
9,188 USD	14,060 NZD	Citi	09/18/2019	53	—
5,604 USD	8,436 NZD	Citi	09/18/2019	—	(60)
0 USD	1 SEK	Citi	09/18/2019	—	—
219,244 USD	2,074,503 SEK	Citi	09/18/2019	—	(3,744)
59,929 USD	82,500 SGD	Citi	09/18/2019	151	—
27,187 USD	37,000 SGD	Citi	09/18/2019	—	(243)
46,000 CAD	35,156 USD	JPMorgan	09/18/2019	270	—
42,000 CAD	31,683 USD	JPMorgan	09/18/2019	—	(169)
380,406 CHF	386,165 USD	JPMorgan	09/18/2019	1,921	—
225,593 CHF	226,516 USD	JPMorgan	09/18/2019	—	(1,353)
2,903,500 DKK	437,717 USD	JPMorgan	09/18/2019	5,514	—
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,832,504 EUR	2,072,770 USD	JPMorgan	09/18/2019	36,247	—
78,000 HKD	9,965 USD	JPMorgan	09/18/2019	—	(3)
4,665,500 JPY	43,566 USD	JPMorgan	09/18/2019	525	—
696,496 NOK	80,341 USD	JPMorgan	09/18/2019	1,594	—
4,810,496 SEK	510,032 USD	JPMorgan	09/18/2019	10,317	—
9,500 SGD	6,961 USD	JPMorgan	09/18/2019	42	—
3,000 SGD	2,180 USD	JPMorgan	09/18/2019	—	(5)
434,037 USD	623,996 AUD	JPMorgan	09/18/2019	—	(6,603)
696,022 USD	933,005 CAD	JPMorgan	09/18/2019	11,563	—
109,975 USD	144,500 CAD	JPMorgan	09/18/2019	—	(387)
469,341 USD	466,972 CHF	JPMorgan	09/18/2019	2,344	—
387,356 USD	380,538 CHF	JPMorgan	09/18/2019	—	(2,978)
107,046 USD	710,500 DKK	JPMorgan	09/18/2019	—	(1,284)
1,997,989 USD	1,768,504 EUR	JPMorgan	09/18/2019	—	(32,591)
1,040,323 USD	816,992 GBP	JPMorgan	09/18/2019	—	(44,407)
247,337 USD	1,937,496 HKD	JPMorgan	09/18/2019	261	—
6,279 USD	49,000 HKD	JPMorgan	09/18/2019	—	(17)
34,870 USD	124,998 ILS	JPMorgan	09/18/2019	831	—
928,444 USD	101,155,932 JPY	JPMorgan	09/18/2019	4,765	—
590,817 USD	63,433,064 JPY	JPMorgan	09/18/2019	—	(5,619)
79,981 USD	692,496 NOK	JPMorgan	09/18/2019	—	(1,687)
9,189 USD	14,062 NZD	JPMorgan	09/18/2019	53	—
5,608 USD	8,442 NZD	JPMorgan	09/18/2019	—	(60)
219,222 USD	2,074,496 SEK	JPMorgan	09/18/2019	—	(3,723)
59,929 USD	82,500 SGD	JPMorgan	09/18/2019	151	—
27,187 USD	37,000 SGD	JPMorgan	09/18/2019	—	(243)
Total				152,717	(202,336)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	6	08/2019	EUR	682,584	1,155	—
CAC40 Index	24	08/2019	EUR	1,324,440	—	(18,547)
DAX Index	3	09/2019	EUR	913,838	—	(7,638)
FTSE 100 Index	26	09/2019	GBP	1,959,230	68,454	—
FTSE/MIB Index	4	09/2019	EUR	427,640	9,422	—
Hang Seng Index	4	08/2019	HKD	5,551,400	—	(8,356)
IBEX 35 Index	4	08/2019	EUR	359,160	—	(15,841)
MSCI Singapore IX ETS	4	08/2019	SGD	149,860	—	(847)
OMXS30 Index	29	08/2019	SEK	4,638,550	—	(8,159)
S&P 500 E-mini	176	09/2019	USD	26,244,240	768,638	—
S&P/TSX 60 Index	10	09/2019	CAD	1,957,000	6,658	—
SPI 200 Index	10	09/2019	AUD	1,688,000	39,928	—
TOPIX Index	22	09/2019	JPY	344,520,000	29,911	—
Total					924,166	(59,388)

16	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a portfolio of long and short positions†	AUD BBSW 1-month, HKD HIBOR 1-month, or JPY LIBOR 1-month based on the local currencies of the positions within the swap	Monthly	JPMorgan	01/14/2021	USD	52,182,801	(364,754)	—	—	—	—	(364,754)
Total return on Royal Dutch Shell PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Macquarie	09/18/2019	GBP	375,829	(550)	(229)	—	—	—	(779)
1-Month USD LIBOR minus 4.039%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/15/2020	USD	363,537	39,407	(263)	—	—	39,144	—
1-Month USD LIBOR minus 0.500%	Total return on AmorePacific Corp.	Monthly	Macquarie	09/15/2020	USD	199,533	32,212	150	—	—	32,362	—
1-Month USD LIBOR minus 6.000%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/15/2020	USD	206,028	23,450	(318)	—	—	23,132	—
1-Month USD LIBOR minus 6.268%	Total return on AU Optronics Corp.	Monthly	Macquarie	09/15/2020	USD	313,250	25,469	(18,093)	—	—	7,376	—
1-Month USD LIBOR minus 3.500%	Total return on PT Unilever Indonesia Tbk	Monthly	Macquarie	09/15/2020	USD	197,864	5,438	(99)	—	—	5,339	—
1-Month USD LIBOR minus 9.306%	Total return on SillaJen, Inc.	Monthly	Macquarie	09/15/2020	USD	110,084	4,781	(321)	—	—	4,460	—
1-Month USD LIBOR minus 0.500%	Total return on SK Innovation Co., Ltd.	Monthly	Macquarie	09/15/2020	USD	285,603	3,828	214	—	—	4,042	—
1-Month USD LIBOR minus 1.500%	Total return on Samsung Electronics Co., Ltd.	Monthly	Macquarie	09/15/2020	USD	122,871	3,686	38	—	—	3,724	—
1-Month USD LIBOR minus 1.500%	Total return on Samsung Electronics Co., Ltd.	Monthly	Macquarie	09/15/2020	USD	63,762	1,936	—	—	—	1,936	—
1-Month USD LIBOR minus 1.500%	Total return on Samsung Electronics Co., Ltd.	Monthly	Macquarie	09/15/2020	USD	18,668	567	—	—	—	567	—
1-Month HKD HIBOR minus 0.500%	Total return on China Resources Beer Holdings Co., Ltd.	Monthly	Macquarie	09/15/2020	HKD	1,832,500	(182)	129	—	—	—	(53)
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month HKD HIBOR minus 0.923%	Total return on Bank of East Asia Ltd. (The)	Monthly	Macquarie	09/15/2020	HKD	1,063,933	(1,669)	51	—	—	—	(1,618)
1-Month USD LIBOR minus 5.505%	Total return on Eclat Textile Co., Ltd.	Monthly	Macquarie	09/15/2020	USD	305,298	4,313	(8,567)	—	—	—	(4,254)
1-Month USD LIBOR minus 0.500%	Total return on S-Oil Corp.	Monthly	Macquarie	09/15/2020	USD	291,754	(7,822)	219	—	—	—	(7,603)
1-Month HKD HIBOR minus 7.000%	Total return on Semiconductor Manufacturing Internationa	Monthly	Macquarie	09/15/2020	HKD	3,676,928	(41,022)	(996)	—	—	—	(42,018)
Total return on Samsung Electronics Co., Ltd.	1-Month USD LIBOR plus 0.800%	Monthly	Macquarie	09/15/2020	USD	911,975	(43,811)	(1,178)	—	—	—	(44,989)
Total return on a portfolio of long and short positions†	FEDEF 1-day, EONIA 1-day, or SONIA 1-day based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	10/30/2019	USD	163,473,416	(555,242)	—	—	—	—	(555,242)
Total							(869,965)	(29,263)	—	—	122,082	(1,021,310)

†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Market Index Sep 19	Morgan Stanley	09/2019	CHF	1,387,400	—	—	—	(3,224)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month GBP LIBOR	London Interbank Offered Rate	0.713%
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	1.928%
1-Month USD LIBOR	London Interbank Offered Rate	2.224%
18	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $1,162,516, which represents 0.46% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	40,419,610	37,298,213	(44,963,574)	32,754,249	336	—	229,001	32,750,974
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	19

Portfolio of Investments
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 18.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated, Series 2018-3 Class C
10/15/2024	3.750%	2,600,000	2,625,682
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.653%	7,780,000	7,626,213
Avant Loans Funding Trust(a)
Series 2018-A Class A
06/15/2021	3.090%	1,174,192	1,174,163
Series 2018-B Class A
01/18/2022	3.420%	6,579,958	6,595,390
Series 2019-A Class A
07/15/2022	3.480%	9,079,180	9,111,422
Subordinated, Series 2018-B Class B
07/15/2022	4.110%	14,400,000	14,544,327
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.678%	11,810,000	11,511,089
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.866%	9,300,000	9,200,853
CLUB Credit Trust(a)
Series 2018-P3 Class A
01/15/2026	3.820%	6,226,879	6,280,265
Subordinated, Series 2017-P2 Class B
01/15/2024	3.560%	5,250,000	5,273,000
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	2,162,983	2,169,407
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	1,843,027	1,845,484
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	9,082,580	9,122,064
Series 2019-A Class B
04/15/2026	4.010%	3,000,000	3,043,134
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	3,882,079	3,900,695
Subordinated Series 2017-NP2 Class C
01/16/2024	4.870%	4,515,276	4,546,604
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	1,802,959	1,803,662
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,800,000	4,842,685
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.868%	7,000,000	6,880,174
DT Auto Owner Trust(a)
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	3,200,000	3,250,159
Subordinated, Series 2018-3A Class D
07/15/2024	4.190%	9,900,000	10,238,288
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.650%	5,000,000	4,903,460
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	8,880,000	8,880,000
Series 2019-2 Class A
08/15/2025	4.000%	10,000,000	10,000,000
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.678%	21,000,000	20,558,769
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	5.178%	6,000,000	6,041,562
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	8,000,000	7,999,846
Series 2019-1A Class B
04/16/2029	3.940%	4,800,000	4,904,173
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	4,700,000	4,559,000
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	3.678%	9,350,000	9,141,289
Columbia Total Return Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	3.728%	22,000,000	21,514,768
Ocwen Master Advance Receivables Trust(a)
Series 2018-T1 Class AT1
08/15/2049	3.301%	4,600,000	4,600,461
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.528%	1,000,000	973,117
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.428%	12,900,000	12,901,135
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.728%	11,475,000	11,321,533
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	8,955,431	8,994,611
Pagaya AI Debt Selection Trust(a),(e)
Series 2019-2 Class A2A
09/15/2026	3.929%	5,000,000	5,031,250
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	630,286	630,447
Series 2018-1A Class B
06/17/2024	3.900%	10,000,000	10,038,838
Series 2018-1A Class C
06/17/2024	4.870%	5,500,000	5,584,248
Series 2019-1A Class A
04/15/2025	3.540%	3,560,347	3,574,356
Series 2019-2A Class A
09/15/2025	3.200%	2,217,505	2,219,473
Series 2019-3A Class A
07/15/2025	3.190%	17,270,000	17,314,496
Series 2019-3A Class B
07/15/2025	3.590%	2,500,000	2,503,655
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	12,000,000	12,152,815
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	2,275,430	2,309,535
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	4,000,000	4,019,090
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.703%	14,625,000	14,386,027
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	1,660,302	1,658,368
Series 2018-1 Class A2
02/25/2027	3.140%	5,200,000	5,235,275
Series 2018-2 Class A1
04/26/2027	2.930%	1,305,835	1,306,888
SoFi Professional Loan Program LLC(a),(c),(d),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	2	557,412
Series 2016-A Class RIO
01/25/2038	0.000%	3	690,757
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,485,728
Series 2017-A Class R
03/26/2040	0.000%	12,500	573,125
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2030	3.553%	4,000,000	3,907,376
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	3.673%	5,828,571	5,721,284
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.753%	10,000,000	10,011,860
Total Asset-Backed Securities — Non-Agency (Cost $377,281,700)			373,790,787

Commercial Mortgage-Backed Securities - Agency 1.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(h)
Series 2017-K070 Class A2
11/25/2027	3.303%	6,745,000	7,176,413
Federal National Mortgage Association(h)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	22,600,000	23,625,523
FRESB Mortgage Trust(h)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	7,436,267	7,654,629
Total Commercial Mortgage-Backed Securities - Agency (Cost $37,213,311)			38,456,565

2	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,469,386	1,518,138
Series 2015-SFR2 Class A
10/17/2045	3.732%	11,996,660	12,476,669
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	4.275%	7,730,000	7,741,130
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	4.575%	4,790,000	4,791,602
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	4.225%	7,700,000	7,719,207
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.125%	3,100,000	3,107,776
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	4.725%	3,000,000	3,013,189
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	4.745%	4,400,000	4,434,554
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	3.825%	5,000,000	5,003,132
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.325%	11,500,000	11,521,393
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A3
04/10/2048	2.935%	2,215,000	2,268,587
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,653,381	1,700,950
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated, Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	6.066%	1,896,000	1,900,735
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	1,800,000	1,761,094
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	2,285,000	2,140,494
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	5,800,000	5,203,818
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,496,674
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	4,700,000	4,743,181
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,500,000	4,724,045
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	3.225%	14,223,761	14,190,254
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.350%	11,764,480	11,815,568
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	4,300,000	4,572,260
Series 2014-C26 Class A3
01/15/2048	3.231%	765,000	790,805
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,340,000	2,505,027
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	4,403,875	4,403,646
Series 2018-SF3 Class A
10/17/2035	3.880%	5,321,654	5,456,410
Series 2018-SFR1 Class A
03/17/2035	3.255%	9,029,012	9,055,854
Series 2018-SFR2 Class A
08/17/2035	3.712%	6,755,000	6,890,132
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,265,000	5,418,008

Columbia Total Return Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RETL (a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.584%	7,200,000	7,246,245
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.575%	4,800,000	4,800,428
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	5.225%	7,587,000	7,626,992
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,550,000	2,585,514
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $173,293,489)			175,623,511

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(i)	4,518	34,382
WMI Holdings Corp. Escrow(c),(d),(i),(j)	2,725	—
Total		34,382
Total Financials		34,382
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(i)	1,493	137,222
Total Industrials		137,222
Total Common Stocks (Cost $1,511,077)		171,604

Corporate Bonds & Notes 22.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Bombardier, Inc.(a)
10/15/2022	6.000%	33,000	33,025
12/01/2024	7.500%	164,000	169,285
03/15/2025	7.500%	52,000	52,964
04/15/2027	7.875%	18,000	18,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
01/15/2025	2.930%	5,840,000	5,946,090
01/15/2028	3.250%	5,435,000	5,598,115
TransDigm, Inc.(a)
03/15/2026	6.250%	441,000	462,977
03/15/2027	7.500%	161,000	169,729
TransDigm, Inc.
06/15/2026	6.375%	657,000	669,739
Total			13,120,136
Automotive 0.3%
Delphi Technologies PLC(a)
10/01/2025	5.000%	74,000	65,128
Ford Motor Co.
01/15/2043	4.750%	420,000	364,880
Ford Motor Credit Co. LLC
11/02/2020	2.343%	4,580,000	4,559,028
IAA Spinco, Inc.(a)
06/15/2027	5.500%	33,000	34,487
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	95,000	98,414
05/15/2027	8.500%	93,000	94,418
Total			5,216,355
Banking 1.8%
Ally Financial, Inc.
11/01/2031	8.000%	74,000	98,942
Bank of America Corp.(k)
01/20/2028	3.824%	6,000,000	6,351,894
BBVA Bancomer SA(a),(k)
Subordinated
11/12/2029	5.350%	1,405,000	1,389,057
Capital One Financial Corp.
05/12/2020	2.500%	5,505,000	5,507,576
Goldman Sachs Group, Inc. (The)(k)
05/01/2029	4.223%	7,055,000	7,571,165
JPMorgan Chase & Co.(k)
05/06/2030	3.702%	2,815,000	2,975,866
Morgan Stanley(k)
01/23/2030	4.431%	3,234,000	3,572,723
Washington Mutual Bank(c),(d),(l)
Subordinated
01/15/2015	0.000%	27,379,000	41,068
Wells Fargo & Co.
01/30/2020	2.150%	4,555,000	4,550,586
10/23/2026	3.000%	3,855,000	3,897,259
Total			35,956,136

4	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	217,000	217,949
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	348,000	361,072
05/15/2026	5.875%	344,000	365,067
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	347,000	343,815
Cemex SAB de CV(a)
04/16/2026	7.750%	2,465,000	2,669,834
Core & Main LP(a)
08/15/2025	6.125%	170,000	175,100
James Hardie International Finance DAC(a)
01/15/2025	4.750%	275,000	281,234
Total			4,196,122
Cable and Satellite 0.4%
CCO Holdings LLC/Capital Corp.
02/15/2023	5.125%	80,000	81,230
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.875%	834,000	875,117
06/01/2029	5.375%	191,000	197,931
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	2,835,000	2,884,613
CSC Holdings LLC(a)
10/15/2025	6.625%	295,000	314,376
05/15/2026	5.500%	480,000	501,350
02/01/2028	5.375%	329,000	343,090
04/01/2028	7.500%	359,000	396,141
01/15/2030	5.750%	93,000	94,565
DISH DBS Corp.
07/01/2026	7.750%	531,000	520,318
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	173,000	174,026
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	91,000	92,168
02/15/2025	6.625%	164,000	162,739
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	69,000	71,002
04/15/2025	5.375%	295,000	306,482
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	180,000	186,108
Viasat, Inc.(a)
04/15/2027	5.625%	55,000	57,701
Virgin Media Finance PLC(a)
01/15/2025	5.750%	123,000	127,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	370,000	378,278
08/15/2026	5.500%	17,000	17,750
05/15/2029	5.500%	81,000	83,050
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	340,162
Ziggo BV(a)
01/15/2027	5.500%	247,000	252,849
Total			8,458,918
Chemicals 0.3%
Alpha 2 BV PIK(a)
06/01/2023	8.750%	186,000	182,756
Angus Chemical Co.(a)
02/15/2023	8.750%	165,000	165,844
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	185,000	183,243
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	183,000	188,902
Chemours Co. (The)
05/15/2023	6.625%	108,000	108,544
INEOS Group Holdings SA(a)
08/01/2024	5.625%	216,000	215,954
LYB International Finance BV
07/15/2043	5.250%	1,445,000	1,585,695
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	611,000	621,418
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	345,000	351,529
PQ Corp.(a)
11/15/2022	6.750%	331,000	342,690
12/15/2025	5.750%	236,000	239,599
Sasol Financing International Ltd.
11/14/2022	4.500%	971,000	1,000,552
Sasol Financing USA LLC
03/27/2024	5.875%	971,000	1,040,275
SPCM SA(a)
09/15/2025	4.875%	82,000	82,946
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	361,000	357,785
Total			6,667,732
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	106,000	108,898
Herc Holdings, Inc.(a)
07/15/2027	5.500%	129,000	129,176

Columbia Total Return Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	126,000	131,028
United Rentals North America, Inc.
09/15/2026	5.875%	356,000	378,882
12/15/2026	6.500%	110,000	119,500
05/15/2027	5.500%	70,000	73,488
Total			940,972
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	250,000	237,521
09/01/2023	7.625%	155,000	123,861
APX Group, Inc.(a)
11/01/2024	8.500%	94,000	89,658
frontdoor, Inc.(a)
08/15/2026	6.750%	62,000	66,276
Total			517,316
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	87,000	90,672
01/15/2027	7.750%	100,000	108,683
Mattel, Inc.(a)
12/31/2025	6.750%	120,000	126,278
Prestige Brands, Inc.(a)
03/01/2024	6.375%	280,000	291,087
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	267,000	276,795
12/15/2026	5.250%	45,000	46,301
Spectrum Brands, Inc.
07/15/2025	5.750%	202,000	209,503
Valvoline, Inc.
07/15/2024	5.500%	113,000	116,963
Total			1,266,282
Diversified Manufacturing 0.4%
CFX Escrow Corp.(a)
02/15/2024	6.000%	38,000	40,305
02/15/2026	6.375%	46,000	49,253
Gates Global LLC/Co.(a)
07/15/2022	6.000%	133,000	133,067
MTS Systems Corp.(a)
08/15/2027	5.750%	29,000	29,806
Resideo Funding, Inc.(a)
11/01/2026	6.125%	83,000	87,550
SPX FLOW, Inc.(a)
08/15/2024	5.625%	116,000	120,788
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	39,000	41,332
United Technologies Corp.
11/16/2028	4.125%	6,000,000	6,627,714
WESCO Distribution, Inc.
06/15/2024	5.375%	160,000	166,018
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	112,000	117,869
Total			7,413,702
Electric 3.3%
AES Corp. (The)
03/15/2023	4.500%	342,000	351,941
09/01/2027	5.125%	117,000	123,841
Appalachian Power Co.
05/15/2044	4.400%	4,635,000	5,145,921
Calpine Corp.
01/15/2025	5.750%	60,000	59,752
Calpine Corp.(a)
06/01/2026	5.250%	195,000	197,200
Clearway Energy Operating LLC
08/15/2024	5.375%	324,000	332,329
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	123,000	127,715
CMS Energy Corp.
03/01/2024	3.875%	2,005,000	2,097,467
11/15/2025	3.600%	260,000	269,747
02/15/2027	2.950%	285,000	282,551
03/31/2043	4.700%	230,000	255,512
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	4,570,000	4,792,920
DTE Energy Co.
10/01/2026	2.850%	7,942,000	7,928,491
Duke Energy Corp.
09/01/2046	3.750%	3,345,000	3,321,605
06/15/2049	4.200%	3,760,000	4,023,486
Emera U.S. Finance LP
06/15/2046	4.750%	6,290,000	7,053,203
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,807,687
Indiana Michigan Power Co.
07/01/2047	3.750%	993,000	1,015,517
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	81,000	82,171
09/15/2027	4.500%	240,000	241,425
NRG Energy, Inc.
01/15/2027	6.625%	295,000	314,830

6	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
06/15/2029	5.250%	70,000	73,668
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	180,000	184,610
Southern Co. (The)
07/01/2026	3.250%	6,293,000	6,419,691
07/01/2036	4.250%	1,275,000	1,343,983
07/01/2046	4.400%	5,338,000	5,690,836
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	152,000	154,179
Vistra Energy Corp.
11/01/2024	7.625%	67,000	70,341
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	71,353
02/15/2027	5.625%	209,000	220,673
07/31/2027	5.000%	77,000	78,925
WEC Energy Group, Inc.
06/15/2025	3.550%	700,000	733,748
Xcel Energy, Inc.
06/01/2025	3.300%	3,165,000	3,269,578
12/01/2026	3.350%	4,750,000	4,909,942
06/15/2028	4.000%	4,510,000	4,875,139
Total			67,921,977
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	45,000	46,422
07/15/2029	5.125%	32,000	33,627
GFL Environmental, Inc.(a)
05/01/2022	5.625%	89,000	89,895
03/01/2023	5.375%	40,000	40,152
05/01/2027	8.500%	85,000	93,112
Hulk Finance Corp.(a)
06/01/2026	7.000%	28,000	29,012
Total			332,220
Finance Companies 1.2%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	184,000	196,941
10/01/2023	5.125%	171,000	181,757
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	10,000,000	9,953,880
11/15/2035	4.418%	11,580,000	11,697,317
Global Aircraft Leasing Co., Ltd. PIK(a)
09/15/2024	6.500%	141,000	140,026
iStar, Inc.
04/01/2022	6.000%	169,000	173,506
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/15/2022	6.500%	602,000	644,001
09/25/2023	7.250%	3,000	3,276
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	292,000	282,346
Quicken Loans, Inc.(a)
05/01/2025	5.750%	308,000	318,541
Springleaf Finance Corp.
03/15/2023	5.625%	73,000	78,253
03/15/2024	6.125%	197,000	213,706
03/15/2025	6.875%	205,000	229,161
Total			24,112,711
Food and Beverage 2.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	9,208,000	10,466,623
B&G Foods, Inc.
04/01/2025	5.250%	226,000	225,373
Bacardi Ltd.(a)
05/15/2048	5.300%	10,630,000	11,294,226
Conagra Brands, Inc.
11/01/2048	5.400%	3,655,000	4,090,197
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	22,000	22,928
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	100,000	86,994
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	1,001,332
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	9,748,000	9,364,787
MHP SE(a)
05/10/2024	7.750%	1,515,000	1,615,346
Post Holdings, Inc.(a)
03/01/2027	5.750%	540,000	560,553
01/15/2028	5.625%	92,000	94,950
12/15/2029	5.500%	117,000	118,465
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.972%	2,200,000	2,198,929
Total			41,140,703
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	198,000	205,010
04/01/2026	6.375%	11,000	11,608
08/15/2026	6.000%	57,000	59,700
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	85,000	85,071

Columbia Total Return Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eldorado Resorts, Inc.
04/01/2025	6.000%	187,000	196,852
09/15/2026	6.000%	100,000	108,106
International Game Technology PLC(a)
02/15/2022	6.250%	515,000	542,937
02/15/2025	6.500%	119,000	130,472
01/15/2027	6.250%	58,000	63,272
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	159,000	162,701
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	238,000	244,687
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	106,000	114,375
MGM Resorts International
03/15/2023	6.000%	506,000	549,967
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	185,000	187,923
Scientific Games International, Inc.
12/01/2022	10.000%	139,000	145,122
Scientific Games International, Inc.(a)
10/15/2025	5.000%	212,000	217,270
03/15/2026	8.250%	156,000	167,086
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	101,000	106,369
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	89,000	93,303
Total			3,391,831
Health Care 1.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	209,000	216,098
Avantor, Inc.(a)
10/01/2025	9.000%	184,000	205,081
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.504%	4,916,000	4,954,659
Becton Dickinson and Co.
05/15/2044	4.875%	1,217,000	1,316,721
Cardinal Health, Inc.
09/15/2045	4.900%	1,210,000	1,188,912
06/15/2047	4.368%	5,300,000	4,825,623
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	203,000	203,679
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	99,000	105,024
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	131,000	125,572
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%	6,545,000	7,084,504
DaVita, Inc.
07/15/2024	5.125%	43,000	43,170
05/01/2025	5.000%	18,000	17,748
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	2,575,000	2,825,841
HCA, Inc.
02/01/2025	5.375%	102,000	111,006
09/01/2028	5.625%	513,000	566,068
02/01/2029	5.875%	94,000	104,765
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	6,945,000	7,864,087
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	144,000	139,752
Select Medical Corp.(a),(e)
08/15/2026	6.250%	71,000	72,119
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	308,000	311,738
Tenet Healthcare Corp.
04/01/2022	8.125%	62,000	66,280
07/15/2024	4.625%	235,000	239,219
05/01/2025	5.125%	122,000	121,684
08/01/2025	7.000%	171,000	170,494
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	231,000	239,678
Total			33,119,522
Healthcare Insurance 0.1%
Centene Corp.
01/15/2025	4.750%	152,000	156,357
Centene Corp.(a)
06/01/2026	5.375%	332,000	350,414
UnitedHealth Group, Inc.
10/15/2047	3.750%	1,480,000	1,514,916
WellCare Health Plans, Inc.
04/01/2025	5.250%	219,000	227,513
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	158,000	167,296
Total			2,416,496
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	173,000	189,675
06/01/2026	5.250%	50,000	53,285
Meritage Homes Corp.
04/01/2022	7.000%	213,000	233,243
06/01/2025	6.000%	181,000	197,504

8	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.(a)
04/01/2023	5.875%	19,000	19,545
Taylor Morrison Communities, Inc.(a),(e)
01/15/2028	5.750%	84,000	87,061
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	174,000	182,826
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	62,000	64,811
Total			1,027,950
Independent Energy 0.4%
California Resources Corp.(a)
12/15/2022	8.000%	61,000	42,656
Callon Petroleum Co.
10/01/2024	6.125%	71,000	69,345
07/01/2026	6.375%	443,000	429,799
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,825,000	1,887,970
06/30/2033	6.450%	855,000	1,074,786
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	168,000	164,814
Centennial Resource Production LLC(a)
01/15/2026	5.375%	101,000	93,309
04/01/2027	6.875%	123,000	119,937
Chesapeake Energy Corp.
10/01/2026	7.500%	192,000	151,680
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	433,000	426,084
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	51,000	54,079
Extraction Oil & Gas, Inc.(a)
02/01/2026	5.625%	80,000	59,179
Hess Corp.
02/15/2041	5.600%	945,000	996,577
04/01/2047	5.800%	3,000	3,286
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	96,000	80,858
Jagged Peak Energy LLC
05/01/2026	5.875%	281,000	267,990
Matador Resources Co.
09/15/2026	5.875%	210,000	207,609
MEG Energy Corp.(a)
01/15/2025	6.500%	45,000	44,964
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	408,000	411,272
10/15/2027	5.625%	70,000	72,240
PDC Energy, Inc.
09/15/2024	6.125%	157,000	155,133
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QEP Resources, Inc.
03/01/2026	5.625%	100,000	85,500
SM Energy Co.
09/15/2026	6.750%	242,000	217,985
01/15/2027	6.625%	50,000	43,606
WPX Energy, Inc.
01/15/2022	6.000%	29,000	30,102
09/15/2024	5.250%	157,000	157,792
06/01/2026	5.750%	158,000	162,330
Total			7,510,882
Integrated Energy 0.1%
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	1,018,258
Leisure 0.0%
Cedar Fair LP(a)
07/15/2029	5.250%	64,000	66,101
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	108,000	111,266
03/15/2026	5.625%	92,000	97,765
Viking Cruises Ltd.(a)
09/15/2027	5.875%	153,000	158,508
Total			433,640
Life Insurance 1.1%
Brighthouse Financial, Inc.
06/22/2047	4.700%	3,380,000	2,936,571
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	1,095,000	1,205,454
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	7,415,000	7,728,528
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	5,145,000	5,625,898
Teachers Insurance & Annuity Association of America, Subordinated(a)
09/15/2044	4.900%	205,000	240,509
Voya Financial, Inc.
06/15/2026	3.650%	1,592,000	1,661,149
06/15/2046	4.800%	2,558,000	2,855,943
Total			22,254,052
Lodging 0.0%
Marriott Ownership Resorts, Inc./ILG LLC
09/15/2026	6.500%	32,000	34,320
Media and Entertainment 0.2%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	278,000	301,841

Columbia Total Return Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Sports Group LLC/Finance Co.(a),(e)
08/15/2026	5.375%	116,000	117,986
08/15/2027	6.625%	85,000	86,941
Discovery Communications LLC
05/15/2049	5.300%	795,000	856,089
iHeartCommunications, Inc.
05/01/2026	6.375%	62,634	66,607
05/01/2027	8.375%	328,512	346,567
Match Group, Inc.
06/01/2024	6.375%	334,000	352,038
Netflix, Inc.
04/15/2028	4.875%	439,000	453,233
11/15/2028	5.875%	245,000	269,921
Netflix, Inc.(a)
05/15/2029	6.375%	8,000	8,968
11/15/2029	5.375%	167,000	175,603
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	30,000	31,151
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	174,000	179,128
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	91,000	92,619
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	46,000	46,422
Total			3,385,114
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	141,000	148,472
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	325,000	346,673
Constellium NV(a)
05/15/2024	5.750%	61,000	62,723
02/15/2026	5.875%	384,000	399,227
Freeport-McMoRan, Inc.
11/14/2024	4.550%	351,000	359,729
03/15/2043	5.450%	318,000	294,928
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	447,000	462,991
Novelis Corp.(a)
08/15/2024	6.250%	52,000	54,420
09/30/2026	5.875%	366,000	380,716
Total			2,509,879
Midstream 2.0%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	141,000	132,375
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheniere Energy Partners LP
10/01/2026	5.625%	181,000	191,546
DCP Midstream Operating LP
07/15/2025	5.375%	168,000	178,476
05/15/2029	5.125%	112,000	115,706
04/01/2044	5.600%	128,000	120,452
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	143,007
Enterprise Products Operating LLC
01/31/2050	4.200%	1,490,000	1,521,165
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	360,000	375,343
Kinder Morgan, Inc.
02/15/2046	5.050%	9,955,000	10,833,340
MPLX LP
04/15/2048	4.700%	2,850,000	2,879,771
NGPL PipeCo LLC(a)
08/15/2022	4.375%	66,000	68,579
08/15/2027	4.875%	80,000	84,699
12/15/2037	7.768%	98,000	129,391
NuStar Logistics LP
06/01/2026	6.000%	67,000	70,327
04/28/2027	5.625%	159,000	164,294
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	9,605,000	9,251,891
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	239,000	241,812
Sunoco LP/Finance Corp.
01/15/2023	4.875%	104,000	105,894
02/15/2026	5.500%	157,000	162,737
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	167,000	165,687
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	504,000	525,172
01/15/2028	5.000%	167,000	169,245
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	33,000	35,958
01/15/2029	6.875%	167,000	184,350
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	279,000	270,665
Western Gas Partners LP
08/15/2048	5.500%	1,520,000	1,395,024
Williams Companies, Inc. (The)
09/15/2045	5.100%	9,370,000	10,192,911
Total			39,709,817

10	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.9%
NiSource, Inc.
02/15/2023	3.850%	3,305,000	3,417,208
02/15/2043	5.250%	535,000	632,588
05/15/2047	4.375%	4,850,000	5,303,470
Sempra Energy
11/15/2020	2.850%	5,135,000	5,158,909
11/15/2025	3.750%	3,620,000	3,755,236
06/15/2027	3.250%	302,000	304,198
Total			18,571,609
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	311,000	316,004
Calfrac Holdings LP(a)
06/15/2026	8.500%	91,000	62,093
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	62,000	58,652
Nabors Industries, Inc.
02/01/2025	5.750%	252,000	220,465
Rowan Companies, Inc.
01/15/2024	4.750%	71,000	53,876
SESI LLC
09/15/2024	7.750%	55,000	32,883
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	73,870	75,555
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	44,415	45,855
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	54,000	57,685
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	73,000	73,183
Transocean, Inc.(a)
01/15/2026	7.500%	45,000	42,201
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	245,000	255,243
Total			1,293,695
Other Industry 0.3%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	214,000	220,702
Massachusetts Institute of Technology
07/01/2114	4.678%	2,869,000	3,655,880
07/01/2116	3.885%	1,510,000	1,633,562
Total			5,510,144
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	159,000	163,641
03/15/2027	5.375%	369,000	391,385
Total			555,026
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	501,000	517,110
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a),(e)
08/15/2027	5.250%	225,000	225,570
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	63,000	65,557
07/15/2027	5.625%	77,000	81,068
BWAY Holding Co.(a)
04/15/2024	5.500%	193,000	192,939
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	155,000	139,808
Novolex (a)
01/15/2025	6.875%	93,000	82,547
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	163,000	166,024
07/15/2024	7.000%	159,000	164,584
Trivium Packaging Finance BV(a),(e)
08/15/2026	5.500%	85,000	87,613
Total			1,722,820
Pharmaceuticals 0.7%
AbbVie, Inc.
11/14/2048	4.875%	3,240,000	3,427,975
Allergan Funding SCS
06/15/2044	4.850%	2,170,000	2,249,726
Amgen, Inc.
06/15/2051	4.663%	1,755,000	1,936,688
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	9,000	9,496
04/15/2025	6.125%	296,000	304,066
11/01/2025	5.500%	239,000	248,681
04/01/2026	9.250%	360,000	403,269
01/31/2027	8.500%	130,000	143,355
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	158,000	161,335
07/15/2027	5.000%	23,000	23,639
Celgene Corp.
02/20/2048	4.550%	820,000	934,483
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	118,000	119,033

Columbia Total Return Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
09/20/2019	1.850%	2,190,000	2,188,423
Horizon Pharma USA, Inc.(a)
08/01/2027	5.500%	104,000	106,720
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	346,000	358,406
Johnson & Johnson
12/05/2033	4.375%	1,798,000	2,092,640
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	118,000	106,447
Total			14,814,382
Property & Casualty 0.0%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	42,000	44,878
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	91,000	93,062
HUB International Ltd.(a)
05/01/2026	7.000%	260,000	264,430
Total			402,370
Railroads 0.2%
CSX Corp.
11/01/2066	4.250%	3,836,000	3,848,831
Union Pacific Corp.
10/01/2051	3.799%	835,000	851,424
Union Pacific Corp.(e)
08/15/2059	3.950%	205,000	205,811
Total			4,906,066
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	213,000	217,874
IRB Holding Corp.(a)
02/15/2026	6.750%	243,000	243,593
Total			461,467
Retailers 0.1%
L Brands, Inc.
06/15/2029	7.500%	93,000	93,357
11/01/2035	6.875%	67,000	59,748
Lowe’s Companies, Inc.
04/05/2049	4.550%	1,892,000	2,056,481
PetSmart, Inc.(a)
03/15/2023	7.125%	129,000	121,487
06/01/2025	5.875%	133,000	131,698
Total			2,462,771
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	76,000	83,637
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	61,000	62,332
Kroger Co. (The)
04/15/2042	5.000%	1,527,000	1,589,370
02/01/2047	4.450%	830,000	820,101
01/15/2048	4.650%	6,353,000	6,424,065
Total			8,979,505
Technology 0.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	122,000	126,138
08/01/2025	6.875%	107,000	110,720
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	7,105,000	6,927,695
Camelot Finance SA(a)
10/15/2024	7.875%	644,000	673,232
CDK Global, Inc.
06/01/2027	4.875%	227,000	234,965
CommScope Finance LLC(a)
03/01/2024	5.500%	90,000	91,538
03/01/2026	6.000%	108,000	109,284
03/01/2027	8.250%	54,000	53,239
CommScope Technologies LLC(a)
06/15/2025	6.000%	164,000	149,457
03/15/2027	5.000%	80,000	67,581
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	45,000	46,685
Equinix, Inc.
01/01/2025	5.750%	79,000	81,753
01/15/2026	5.875%	473,000	503,131
Gartner, Inc.(a)
04/01/2025	5.125%	347,000	356,859
Informatica LLC(a)
07/15/2023	7.125%	205,000	208,676
Iron Mountain, Inc.
08/15/2024	5.750%	214,000	215,904
NCR Corp.
07/15/2022	5.000%	102,000	102,482
12/15/2023	6.375%	215,000	221,088
PTC, Inc.
05/15/2024	6.000%	220,000	230,290
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	326,000	327,951
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	264,000	292,383

12	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	152,000	161,194
Symantec Corp.(a)
04/15/2025	5.000%	166,000	169,250
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	112,000	115,417
06/01/2025	6.750%	65,000	66,950
Verscend Escrow Corp.(a)
08/15/2026	9.750%	158,000	168,476
Total			11,812,338
Tobacco 0.3%
BAT Capital Corp.
08/14/2020	2.297%	5,505,000	5,492,548
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	23,000	23,432
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	99,000	100,297
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	2,705,000	2,758,091
11/01/2046	4.200%	1,720,000	1,764,434
FedEx Corp.
04/01/2046	4.550%	8,230,000	8,526,642
Hertz Corp. (The)(a)
06/01/2022	7.625%	264,000	274,103
10/15/2024	5.500%	118,000	115,921
Hertz Corp. (The)(a),(e)
08/01/2026	7.125%	93,000	94,845
XPO Logistics, Inc.(a)
06/15/2022	6.500%	94,000	95,663
Total			13,753,428
Wireless 0.3%
Altice France SA(a)
05/01/2026	7.375%	391,000	416,407
02/01/2027	8.125%	127,000	137,827
Altice Luxembourg SA(a)
05/15/2027	10.500%	142,000	150,282
America Movil SAB de CV
03/30/2020	5.000%	2,353,000	2,390,961
SBA Communications Corp.
09/01/2024	4.875%	431,000	443,697
Sprint Corp.
02/15/2025	7.625%	741,000	821,054
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	584,000	625,031
02/01/2026	4.500%	172,000	175,434
02/01/2028	4.750%	286,000	294,574
Wind Tre SpA(a)
01/20/2026	5.000%	279,000	277,250
Total			5,732,517
Wirelines 1.2%
AT&T, Inc.
03/01/2029	4.350%	12,444,000	13,455,187
06/15/2045	4.350%	3,215,000	3,230,297
CenturyLink, Inc.
03/15/2022	5.800%	459,000	477,697
12/01/2023	6.750%	242,000	261,418
Frontier Communications Corp.
09/15/2022	10.500%	50,000	31,296
01/15/2023	7.125%	116,000	68,898
09/15/2025	11.000%	49,000	28,404
Frontier Communications Corp.(a)
04/01/2026	8.500%	127,000	124,295
Telecom Italia Capital SA
09/30/2034	6.000%	52,000	52,908
Telecom Italia SpA(a)
05/30/2024	5.303%	140,000	148,213
Verizon Communications, Inc.
08/10/2033	4.500%	5,615,000	6,354,209
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	427,000	433,801
Total			24,666,623
Total Corporate Bonds & Notes (Cost $457,320,364)			455,428,301

Foreign Government Obligations(m) 3.4%

Argentina 1.2%
Argentine Republic Government International Bond
01/26/2027	6.875%	12,000,000	9,954,768
Provincia de Cordoba(a)
06/10/2021	7.125%	15,800,000	13,962,824
08/01/2027	7.125%	1,300,000	991,095
Total			24,908,687
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	702,791
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	858,691

Columbia Total Return Bond Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	1,015,000	1,111,782
El Salvador 0.1%
El Salvador Government International Bond(a)
12/01/2019	7.375%	971,000	981,499
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	1,710,000	1,890,183
03/15/2024	7.500%	971,000	1,073,314
Total			2,963,497
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	2,510,000	2,524,746
Mexico 1.5%
Petroleos Mexicanos
09/21/2047	6.750%	9,710,000	8,782,141
02/12/2048	6.350%	24,202,000	21,210,391
Total			29,992,532
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%	971,000	974,880
Oman 0.0%
Oman Government International Bond(a)
06/15/2021	3.625%	971,000	965,309
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	1,416,152
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	855,000	849,266
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	971,000	998,946
Total Foreign Government Obligations (Cost $69,697,802)			69,248,778

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	545,000	664,159
Series 2015B
01/01/2033	7.375%	415,000	491,870
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	705,000	755,316
Total			1,911,345
Water & Sewer 0.1%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	840,000	1,167,659
Total Municipal Bonds (Cost $2,457,657)			3,079,004

Residential Mortgage-Backed Securities - Agency 29.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	52	52
03/01/2022- 11/01/2026	8.500%	41,790	45,701
08/01/2024- 02/01/2025	8.000%	31,478	33,613
10/01/2028- 07/01/2032	7.000%	425,738	486,918
10/01/2031- 09/01/2033	6.000%	29,528	32,709
01/01/2046- 12/01/2046	3.500%	27,983,790	28,992,308
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.575%	819,094	110,416
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	3.725%	1,952,277	344,172
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	3.725%	3,104,154	531,435

14	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.645%	1,055,814	183,166
Federal Home Loan Mortgage Corp.(n)
CMO Series 4176 Class BI
03/15/2043	3.500%	2,487,942	412,466
CMO Series 4182 Class DI
05/15/2039	3.500%	5,981,556	448,023
Federal Home Loan Mortgage Corp.(h),(n)
CMO Series 4620 Class AS
11/15/2042	1.786%	1,894,635	95,508
Federal Home Loan Mortgage Corp.(b),(d),(n)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	3.684%	25,657,512	4,698,532
Federal National Mortgage Association
04/01/2023	8.500%	388	390
06/01/2024	9.000%	3,868	3,901
02/01/2025- 08/01/2027	8.000%	66,460	72,696
03/01/2026- 08/01/2032	7.000%	1,208,821	1,380,839
04/01/2027- 06/01/2032	7.500%	121,088	135,413
05/01/2029- 08/01/2038	6.000%	2,128,589	2,374,922
08/01/2034	5.500%	83,101	93,064
10/01/2040- 07/01/2041	4.500%	5,083,812	5,486,361
08/01/2043- 05/01/2048	4.000%	60,912,038	63,818,411
06/01/2045- 02/01/2048	3.500%	28,595,466	29,425,333
CMO Series 2017-72 Class B
09/25/2047	3.000%	14,550,675	14,812,106
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	4.040%	3,205	3,220
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	4.633%	56,494	56,381
Federal National Mortgage Association(e)
08/19/2034	2.500%	27,000,000	27,154,046
08/19/2034- 08/13/2049	3.000%	68,500,000	69,443,229
08/13/2049	3.500%	42,000,000	43,020,469
08/13/2049	4.500%	35,500,000	37,230,625
08/13/2049	5.000%	49,000,000	52,066,328
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(o)
11/01/2046	3.500%	24,630,665	25,465,687
Federal National Mortgage Association(n)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	3,253,168	324,332
Federal National Mortgage Association(b),(n)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.634%	4,830,778	1,043,401
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.884%	2,758,877	427,742
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.734%	2,504,850	481,270
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.734%	8,211,343	1,571,166
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.734%	20,126,265	3,992,747
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	3.884%	8,817,510	1,931,954
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	3.834%	9,427,121	1,776,623
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.884%	7,160,651	1,535,068
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.934%	10,619,002	2,196,521

Columbia Total Return Bond Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.934%	9,374,452	1,795,411
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.884%	15,300,514	3,142,071
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.638%	29,728,848	5,881,243
Federal National Mortgage Association(b),(d),(n)
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	3.752%	24,000,000	4,770,000
Government National Mortgage Association
12/15/2023- 07/20/2028	7.500%	92,879	100,440
02/15/2025	8.500%	10,635	11,665
01/15/2030	7.000%	150,059	172,621
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	3.750%	10,435	10,734
Government National Mortgage Association(e)
08/21/2049	3.500%	64,500,000	66,694,512
08/21/2049	4.500%	23,000,000	23,952,344
Government National Mortgage Association(n)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,284,667	924,731
Government National Mortgage Association(b),(n)
CMO Series 2017-112 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.929%	9,544,327	1,730,758
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.929%	13,694,206	3,660,322
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.929%	9,367,305	1,928,793
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	3.929%	14,116,385	2,938,419
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.929%	8,068,080	1,475,312
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	3.879%	9,484,141	1,619,422
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.929%	11,078,219	1,969,561
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.929%	10,883,331	2,250,987
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.929%	8,312,828	1,864,176
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	3.979%	12,282,963	2,337,452
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.929%	10,382,270	1,881,756
CMO Series 2018-134 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.929%	9,233,797	1,372,536
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.879%	9,639,204	1,628,756

16	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	3.929%	24,188,552	4,441,420
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.879%	20,729,345	3,877,119
CMO Series 2018-155 Class SL
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.879%	12,488,581	1,957,830
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.929%	10,640,401	2,125,159
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.929%	18,220,976	3,289,008
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.929%	12,549,444	2,067,191
CMO Series 2019-15 Class SC
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.779%	9,606,649	1,599,717
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	3.729%	16,673,588	3,395,019
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.779%	21,973,020	3,750,414
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	3.879%	13,018,114	2,494,791
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	3.879%	13,746,122	2,679,537
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	3.779%	14,225,934	2,701,643
Total Residential Mortgage-Backed Securities - Agency (Cost $579,596,745)			592,232,134

Residential Mortgage-Backed Securities - Non-Agency 28.7%

Ajax Mortgage Loan Trust(a)
CMO Series 2017-A Class A
04/25/2057	3.470%	6,205,258	6,191,192
Series 2017-B Class A
09/25/2056	3.163%	9,683,425	9,675,830
American Mortgage Trust(c),(d),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	1,130	685
Angel Oak Mortgage Trust I LLC(a),(d),(h)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,994,951
Angel Oak Mortgage Trust I LLC(a),(h)
CMO Series 2019-1 Class A1
11/25/2048	3.920%	11,706,277	11,908,688
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	2,700,328	2,696,901
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	2,743,887	2,794,327
Arroyo Mortgage Trust(a),(h)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	6,200,691	6,246,675
ASG Resecuritization Trust(a),(h)
CMO Series 2009-2 Class G75
05/24/2036	3.967%	3,093,591	3,086,161
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	3,069,500	3,084,773
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,000,000	1,077,413
Bayview Opportunity Master Fund IVa Trust(a),(h)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	6,274,209	6,320,730

Columbia Total Return Bond Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	6,773,923	6,813,142
BCAP LLC Trust(a),(h)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.560%	1,213,278	1,219,131
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	5.754%	3,500,000	3,611,586
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.354%	5,214,076	5,212,582
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.754%	7,000,000	7,014,962
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.566%	9,655,691	9,657,417
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	3.490%	3,500,000	3,500,570
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.990%	12,700,000	12,703,268
Bunker Hill Loan Depositary Trust(a),(h)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	6,100,000	6,096,095
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	457,980	457,989
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.016%	6,600,000	6,615,359
CIM Trust(a),(h)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	9,675,047	9,782,240
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.306%	11,220,933	11,145,656
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2013-11 Class 3A3
09/25/2034	4.238%	577,631	578,605
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-12 Class 3A1
10/25/2035	4.521%	1,977,964	2,006,902
CMO Series 2014-C Class A
02/25/2054	3.250%	456,951	455,118
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,257,328	1,302,176
CMO Series 2015-A Class B3
06/25/2058	4.500%	896,645	894,009
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	4,152,263	4,046,837
Citigroup Mortgage Loan Trust, Inc.(a),(n)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	6,046,010	120,875
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.250%	8,500,000	8,707,197
COLT Mortgage Loan Trust(a),(h)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	1,000,000	995,704
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A2
02/25/2048	2.981%	552,138	554,017
CMO Series 2018-3 Class A1
10/26/2048	3.692%	4,206,953	4,286,615
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2009-14R Class 4A9
10/26/2035	4.802%	2,040,548	2,085,372
CMO Series 2010-8R Class 1A5
03/26/2036	4.000%	389,317	388,513
CMO Series 2011-12R Class 3A1
07/27/2036	4.117%	534,403	534,931
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	10,478,806	10,916,946
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	2,371,078	2,376,170
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	501,062
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	423,000	420,633
CMO Series 2018-1A Class M1
12/25/2057	3.939%	3,000,000	3,022,158
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.652%	12,500,000	12,496,384

18	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(d),(h)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	2,415,135	2,482,034
Ellington Financial Mortgage Trust(a),(h)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	2,733,128	2,814,775
CMO Series 2019-1 Class A3
06/25/2059	3.241%	7,125,052	7,120,562
FMC GMSR Issuer Trust(a),(h)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	12,871,000	13,175,250
GCAT LLC(a),(h)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	4,992,395	4,999,941
CMO Series 2019-2 Class A1
06/25/2024	3.475%	6,917,174	6,917,174
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	6,827,490	6,842,437
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	18,630,286	18,566,492
Homeward Opportunities Fund I Trust(a),(h)
CMO Series 2019-1 Class A1
01/25/2059	3.454%	8,297,720	8,354,550
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	561,150	562,864
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	4,692,119	4,690,716
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	1,298,000	1,282,549
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	5,174,364	5,225,533
LVII Resecuritization Trust(a),(h)
Subordinated, CMO Series 2009-3 Class B3
11/27/2037	5.635%	8,000,000	8,205,711
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	3,386,977	3,386,489
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	7,222,059	7,217,545
Subordinated, CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,888,824	2,909,334
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	5,683,033	5,830,374
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	12,535,799	12,566,132
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 01/26/2036	2.924%	494,852	493,645
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	4,691,567	4,704,079
Series 2018-PLS1 Class C
01/25/2023	3.981%	7,372,462	7,389,185
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	4,858,393	4,887,979
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	6,940,562	6,982,459
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.816%	4,762,541	4,786,923
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.666%	2,316,000	2,316,281
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	4.216%	5,000,000	5,001,118
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.404%	9,688,683	9,657,832
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	5.162%	4,469,689	4,476,902
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.116%	9,800,000	9,815,355
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.916%	8,000,000	8,027,766
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	4,500,000	4,518,078

Columbia Total Return Bond Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-2A Class A1
08/25/2023	4.000%	7,681,638	7,686,620
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	6,663,067	6,672,883
CMO Series 2017-3A Class A2
11/25/2022	5.000%	3,000,000	2,987,072
CMO Series 2018-1A Class A1
04/25/2023	3.750%	7,325,133	7,329,104
CMO Series 2018-3A Class A1
10/25/2023	4.483%	8,665,095	8,705,752
CMO Series 2019-1A Class A1
01/25/2024	4.500%	18,180,254	18,304,006
PRPM LLC(a),(d),(e),(h)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	6,900,000	6,900,000
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.216%	7,000,000	7,020,987
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	4.016%	12,000,000	11,999,500
RCO Trust(a),(h)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	3,204,941	3,255,261
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	4,129,274	4,127,758
CMO Series 2019-1 Class A1
05/24/2024	3.721%	5,880,596	5,880,589
RCO V Mortgage LLC(a),(h)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	8,792,747	8,766,379
Residential Mortgage Loan Trust(a),(h)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	4,596,987	4,665,818
Starwood Mortgage Residential Trust(a),(h)
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	4,174,543	4,230,258
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	3.266%	4,319,102	4,342,705
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXX LLC(a),(h)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	6,943,078	6,969,172
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	3,829,948	3,837,773
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	16,450,000	16,473,632
Vericrest Opportunity Loan Transferee LXXIII LLC(a),(h)
CMO Series 2018-NPL9 Class A1A
10/25/2048	4.458%	4,683,501	4,700,756
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	4,193,525	4,228,353
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	5,817,031	5,798,738
Subordinated, CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	3,000,000	2,995,251
Verus Securitization Trust(a),(h)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	3,967,825	4,060,389
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	9,790,092	10,008,902
CMO Series 2019-1 Class A1
02/25/2059	3.836%	3,680,630	3,722,217
CMO Series 2019-1 Class A3
02/25/2059	4.040%	2,495,056	2,523,114
CMO Series 2019-2 Class A2
04/25/2059	3.345%	2,193,141	2,218,966
CMO Series 2019-2 Class A3
04/25/2059	3.448%	2,193,141	2,218,960
Visio Trust(a),(h)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	4,916,646	4,949,532
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $579,153,045)			582,387,058

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(p)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.610%	122,692	120,444

20	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Ellie Mae, Inc.(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.525%	133,000	133,000
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.110%	121,862	122,243
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.110%	32,969	32,969
Total			155,212
Health Care 0.0%
Avantor Funding, Inc.(b),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/21/2024	5.234%	10,116	10,200
Metals and Mining 0.0%
Big River Steel LLC(b),(p)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.330%	27,974	28,044
Property & Casualty 0.0%
HUB International Ltd.(b),(p)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.267%	83,160	82,241
Technology 0.1%
Ascend Learning LLC(b),(p)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.234%	92,821	92,318
Dun & Bradstreet Corp. (The)(b),(p)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.241%	116,000	116,689
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.484%	62,803	62,421
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.734%	88,601	86,863
Project Alpha Intermediate Holding, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.810%	32,206	31,763
3-month USD LIBOR + 4.250% 04/26/2024	6.560%	99,200	98,869
Refinitiv US Holdings, Inc.(a),(b),(p)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.984%	296,398	296,081
Tempo Acquisition LLC(b),(p)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.234%	88,548	88,659
Ultimate Software Group, Inc. (The)(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	6.080%	73,000	73,536
Total			947,199
Total Senior Loans (Cost $1,469,669)			1,476,340

U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	6,872,500	7,017,467
08/15/2048	3.000%	4,590,000	5,033,939
Total U.S. Treasury Obligations (Cost $11,354,670)			12,051,406

Options Purchased Calls 0.0%
Value ($)
(Cost $502,500)	436,410

Columbia Total Return Bond Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(q),(r)	45,602,800	45,598,240
Total Money Market Funds (Cost $45,598,240)		45,598,240
Total Investments in Securities (Cost: $2,336,450,269)		2,349,980,138
Other Assets & Liabilities, Net		(318,322,162)
Net Assets		2,031,657,976
At July 31, 2019, securities and/or cash totaling $10,167,415 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,082	09/2019	USD	392,714,219	1,262,932	—
U.S. Treasury 5-Year Note	2,385	09/2019	USD	280,367,931	3,321,289	—
U.S. Ultra Treasury Bond	284	09/2019	USD	50,427,750	2,634,794	—
Total					7,219,015	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	75,000,000	75,000,000	1.75	12/06/2019	502,500	436,410

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.017%	Receives at Maturity, Pays at Maturity	Goldman Sachs International	07/18/2029	USD	10,500,000	(15,849)	—	—	—	—	(15,849)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	3,500,000	108,466	(2,042)	149,407	—	—	(42,983)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	8,000,000	247,920	(4,667)	331,536	—	—	(88,283)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	323,225	(4,083)	395,606	—	—	(76,464)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	8,000,000	247,920	(4,667)	461,691	—	—	(218,438)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	247,920	(4,667)	355,879	—	—	(112,626)
22	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	247,920	(4,667)	471,058	—	—	(227,805)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	5,000,000	230,875	(2,917)	258,499	—	—	(30,541)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	8,000,000	247,919	(4,666)	509,081	—	—	(265,828)
Total							1,902,165	(32,376)	2,932,757	—	—	(1,062,968)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	78,705,000	(366,758)	—	—	—	(366,758)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.811%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $1,222,422,955, which represents 60.17% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2019, the total value of these securities amounted to $7,907,775, which represents 0.39% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents shares owned in the residual interest of an asset-backed securitization.
(g)	Zero coupon bond.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.
(i)	Non-income producing investment.
(j)	Negligible market value.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2019.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2019, the total value of these securities amounted to $41,068, which represents less than 0.01% of total net assets.
(m)	Principal and interest may not be guaranteed by the government.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)	The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
Columbia Total Return Bond Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(q)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	87,817,905	209,157,570	(251,372,675)	45,602,800	(1,514)	—	492,766	45,598,240
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.853%	500,000	485,298
Avant Loans Funding Trust(a)
Subordinated, Series 2018-B Class B
07/15/2022	4.110%	280,000	282,806
CLUB Credit Trust(a)
Subordinated Series 2017-NP1 Class C
04/17/2023	5.130%	40,957	40,990
Conn’s Receivables Funding LLC(a)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	65,822	65,910
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	300,000	302,668
Marlette Funding Trust(a)
Subordinated, Series 2018-2A Class C
07/17/2028	4.370%	206,000	209,799
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	8.948%	500,000	483,326
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.728%	500,000	493,313
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	200,000	200,777
Series 2019-1A Class B
04/15/2025	4.030%	500,000	505,628
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	392,316	398,196
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	750,000	753,579
Total Asset-Backed Securities — Non-Agency (Cost $4,238,042)			4,222,290

Commercial Mortgage-Backed Securities - Non-Agency 0.9%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	460,000	450,057
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	250,000	224,302
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.194%	100,000	99,867
Olympic Tower Mortgage Trust(a),(c)
Subordinated, Series 2017-OT Class D
05/10/2039	3.945%	200,000	206,399
Progress Residential Trust(a)
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	150,000	153,312
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	4.425%	250,000	250,264
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,332,462)			1,384,201

Common Stocks 10.3%
Issuer	Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	6,700	228,135
BCE, Inc.	2,300	103,753
Verizon Communications, Inc.	5,700	315,039
Total		646,927
Total Communication Services		646,927
Consumer Discretionary 0.5%
Automobiles 0.1%
General Motors Co.	3,000	121,020
Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	1,000	47,230
Extended Stay America, Inc.	2,800	46,816
Las Vegas Sands Corp.	1,400	84,616
McDonald’s Corp.	900	189,648
Six Flags Entertainment Corp.	1,000	52,830
Total		421,140
Multiline Retail 0.0%
Target Corp.	600	51,840
Specialty Retail 0.1%
Home Depot, Inc. (The)	400	85,476
Columbia Multi-Asset Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.0%
Tapestry, Inc.	1,800	55,674
Total Consumer Discretionary		735,150
Consumer Staples 0.9%
Beverages 0.2%
Coca-Cola Co. (The)	2,000	105,260
PepsiCo, Inc.	2,000	255,620
Total		360,880
Food Products 0.1%
ConAgra Foods, Inc.	3,500	101,045
General Mills, Inc.	2,200	116,842
Total		217,887
Household Products 0.4%
Colgate-Palmolive Co.	1,100	78,914
Kimberly-Clark Corp.	600	81,390
Procter & Gamble Co. (The)	3,100	365,924
Total		526,228
Tobacco 0.2%
Philip Morris International, Inc.	4,200	351,162
Total Consumer Staples		1,456,157
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
BP PLC, ADR	8,800	349,712
Chevron Corp.	3,000	369,330
Suncor Energy, Inc.	6,800	195,160
Valero Energy Corp.	2,000	170,500
Williams Companies, Inc. (The)	2,900	71,456
Total		1,156,158
Total Energy		1,156,158
Financials 0.8%
Banks 0.6%
Bank of America Corp.	3,700	113,516
BB&T Corp.	2,700	139,131
JPMorgan Chase & Co.	2,200	255,200
PacWest Bancorp	1,400	54,082
Wells Fargo & Co.	6,200	300,142
Total		862,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.0%
Ares Capital Corp.	3,000	55,710
Insurance 0.2%
MetLife, Inc.	1,800	88,956
Principal Financial Group, Inc.	1,500	87,060
Prudential Financial, Inc.	1,100	111,441
Total		287,457
Total Financials		1,205,238
Health Care 0.9%
Biotechnology 0.2%
AbbVie, Inc.	2,400	159,888
Gilead Sciences, Inc.	1,600	104,832
Total		264,720
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co.	2,400	106,584
Johnson & Johnson	3,500	455,770
Merck & Co., Inc.	3,300	273,867
Pfizer, Inc.	8,000	310,720
Total		1,146,941
Total Health Care		1,411,661
Industrials 0.4%
Aerospace & Defense 0.1%
Lockheed Martin Corp.	300	108,651
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B	800	95,576
Airlines 0.0%
Delta Air Lines, Inc.	1,300	79,352
Industrial Conglomerates 0.0%
3M Co.	500	87,360
Machinery 0.1%
Caterpillar, Inc.	800	105,336
Road & Rail 0.1%
Union Pacific Corp.	600	107,970
Total Industrials		584,245
Information Technology 1.0%
Communications Equipment 0.3%
Cisco Systems, Inc.	7,000	387,800

2	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	3,600	110,700
IT Services 0.2%
International Business Machines Corp.	1,600	237,184
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc.	700	202,993
Intel Corp.	2,300	116,265
Lam Research Corp.	300	62,583
Maxim Integrated Products, Inc.	900	53,271
QUALCOMM, Inc.	800	58,528
Texas Instruments, Inc.	1,400	175,014
Total		668,654
Technology Hardware, Storage & Peripherals 0.0%
Seagate Technology PLC	1,200	55,572
Total Information Technology		1,459,910
Materials 0.1%
Chemicals 0.1%
Dow, Inc.	2,200	106,568
Nutrien Ltd.	2,000	109,620
Total		216,188
Total Materials		216,188
Real Estate 4.1%
Equity Real Estate Investment Trusts (REITS) 4.1%
Alexandria Real Estate Equities, Inc.	3,397	497,185
Americold Realty Trust	6,863	230,116
Armada Hoffler Properties, Inc.	2,413	40,852
Ashford Hospitality Trust, Inc.	5,369	14,550
Brandywine Realty Trust	3,493	51,522
Chesapeake Lodging Trust	2,687	73,812
Coresite Realty Corp.	766	80,284
Digital Realty Trust, Inc.	5,055	578,090
Duke Realty Corp.	4,607	153,551
EastGroup Properties, Inc.	1,752	211,081
EPR Properties	3,067	228,277
Four Corners Property Trust, Inc.	2,513	67,700
Front Yard Residential Corp.	4,982	59,834
Gaming and Leisure Properties, Inc.	4,946	186,514
GEO Group, Inc. (The)	5,248	93,467
Common Stocks (continued)
Issuer	Shares	Value ($)
Getty Realty Corp.	3,363	100,823
Gladstone Commercial Corp.	2,091	44,455
HCP, Inc.	6,062	193,560
Healthcare Trust of America, Inc., Class A	4,641	124,982
Highwoods Properties, Inc.	3,425	155,255
Host Hotels & Resorts, Inc.	7,641	132,877
Industrial Logistics Properties Trust	2,072	44,299
Lexington Realty Trust	15,727	155,226
Life Storage, Inc.	1,322	128,882
Medical Properties Trust, Inc.	8,592	150,360
Mid-America Apartment Communities, Inc.	1,085	127,856
Office Properties Income Trust	1,931	54,396
One Liberty Properties, Inc.	3,170	90,852
Outfront Media, Inc.	1,960	53,273
Pebblebrook Hotel Trust	3,185	89,148
Physicians Realty Trust	5,861	100,868
Retail Properties of America, Inc., Class A	5,012	60,946
RLJ Lodging Trust	2,081	35,960
RPT Realty	8,698	106,551
Sabra Health Care REIT, Inc.	8,344	172,220
Senior Housing Properties Trust	2,330	19,106
SITE Centers Corp.	15,821	225,449
Spirit Realty Capital, Inc.	3,075	135,669
STAG Industrial, Inc.	10,883	323,443
STORE Capital Corp.	2,969	101,569
Sun Communities, Inc.	2,319	307,986
UDR, Inc.	3,064	141,128
Ventas, Inc.	1,229	82,699
Washington Prime Group, Inc.	17,946	65,144
WP Carey, Inc.	2,259	195,494
Total		6,287,311
Total Real Estate		6,287,311
Utilities 0.4%
Electric Utilities 0.2%
American Electric Power Co., Inc.	700	61,467
Edison International	1,060	79,012
Entergy Corp.	1,100	116,182
Xcel Energy, Inc.	1,800	107,298
Total		363,959

Columbia Multi-Asset Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.2%
Ameren Corp.	1,400	105,966
DTE Energy Co.	400	50,844
NiSource, Inc.	2,800	83,132
Total		239,942
Total Utilities		603,901
Total Common Stocks (Cost $14,229,414)		15,762,846

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.0%
AXA SA(a)
05/15/2021	7.250%	75,000	81,294
Total Convertible Bonds (Cost $77,284)			81,294

Convertible Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	1,800	110,844
Danaher Corp.	4.750%	100	113,000
Total			223,844
Total Health Care			223,844
Industrials 0.1%
Machinery 0.1%
Fortive Corp.	5.000%	100	97,644
Total Industrials			97,644
Real Estate 0.0%
Equity Real Estate Investment Trusts (REITS) 0.0%
Crown Castle International Corp.	6.875%	70	84,294
Total Real Estate			84,294
Utilities 0.3%
Electric Utilities 0.1%
American Electric Power Co., Inc.	6.125%	2,000	108,438
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 0.2%
CenterPoint Energy, Inc.	7.000%	1,100	56,243
Dominion Energy, Inc.	7.250%	800	80,224
DTE Energy Co.	6.500%	1,900	105,729
Total			242,196
Water Utilities 0.0%
Aqua America, Inc.	6.000%	1,000	57,314
Total Utilities			407,948
Total Convertible Preferred Stocks (Cost $774,355)			813,730

Corporate Bonds & Notes 20.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Bombardier, Inc.(a)
10/15/2022	6.000%	18,000	18,014
12/01/2024	7.500%	22,000	22,709
03/15/2025	7.500%	55,000	56,019
04/15/2027	7.875%	38,000	38,448
TransDigm, Inc.
07/15/2024	6.500%	46,000	47,234
05/15/2025	6.500%	85,000	87,285
06/15/2026	6.375%	185,000	188,587
TransDigm, Inc.(a)
03/15/2026	6.250%	205,000	215,216
03/15/2027	7.500%	76,000	80,121
Total			753,633
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	40,000	35,205
IAA Spinco, Inc.(a)
06/15/2027	5.500%	16,000	16,721
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	46,000	47,653
05/15/2027	8.500%	45,000	45,686
Total			145,265
Banking 0.1%
Ally Financial, Inc.
05/19/2022	4.625%	50,000	51,857
03/30/2025	4.625%	113,000	120,681
11/01/2031	8.000%	36,000	48,134
Total			220,672

4	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	101,000	101,442
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	13,000	13,424
Total			114,866
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	132,000	136,958
05/15/2026	5.875%	87,000	92,328
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	18,000	18,645
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	156,000	154,568
Cemex SAB de CV(a)
05/05/2025	6.125%	200,000	207,096
Core & Main LP(a)
08/15/2025	6.125%	82,000	84,460
James Hardie International Finance DAC(a)
01/15/2028	5.000%	48,000	48,134
Total			742,189
Cable and Satellite 1.9%
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	60,000	62,506
02/15/2026	5.750%	47,000	49,469
05/01/2026	5.500%	87,000	91,102
05/01/2027	5.125%	39,000	40,218
02/01/2028	5.000%	180,000	184,734
CSC Holdings LLC(a)
12/15/2021	5.125%	76,000	76,046
12/15/2021	5.125%	26,000	26,010
10/15/2025	6.625%	148,000	157,721
10/15/2025	10.875%	62,000	70,849
05/15/2026	5.500%	84,000	87,736
02/01/2028	5.375%	62,000	64,655
04/01/2028	7.500%	138,000	152,277
02/01/2029	6.500%	109,000	120,146
01/15/2030	5.750%	50,000	50,841
DISH DBS Corp.
06/01/2021	6.750%	66,000	68,801
11/15/2024	5.875%	21,000	19,557
07/01/2026	7.750%	250,000	244,971
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	88,000	88,522
Quebecor Media, Inc.
01/15/2023	5.750%	40,000	42,721
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	23,000	23,295
02/15/2025	6.625%	64,000	63,508
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	35,000	36,016
04/15/2025	5.375%	82,000	85,192
07/15/2026	5.375%	57,000	59,616
08/01/2027	5.000%	6,000	6,204
Unitymedia GmbH(a)
01/15/2025	6.125%	103,000	107,380
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	90,000	93,054
Viasat, Inc.(a)
04/15/2027	5.625%	27,000	28,326
Videotron Ltd.
07/15/2022	5.000%	55,000	57,517
Virgin Media Finance PLC(a)
10/15/2024	6.000%	284,000	295,416
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	30,000	30,759
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	87,000	88,341
Ziggo BV(a)
01/15/2027	5.500%	182,000	186,310
Total			2,859,816
Chemicals 0.9%
Alpha 2 BV PIK(a)
06/01/2023	8.750%	71,000	69,762
Angus Chemical Co.(a)
02/15/2023	8.750%	74,000	74,379
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	69,000	68,345
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	64,000	66,064
Chemours Co. (The)
05/15/2023	6.625%	31,000	31,156
05/15/2025	7.000%	64,000	62,870
INEOS Group Holdings SA(a)
08/01/2024	5.625%	83,000	82,982
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	182,000	185,444
PQ Corp.(a)
11/15/2022	6.750%	122,000	126,309
12/15/2025	5.750%	80,000	81,220
Sasol Financing USA LLC
03/27/2024	5.875%	200,000	214,269

Columbia Multi-Asset Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(a)
09/15/2025	4.875%	44,000	44,507
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	184,000	182,361
WR Grace & Co.(a)
10/01/2021	5.125%	60,000	62,331
Total			1,351,999
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	75,000	77,050
Herc Holdings, Inc.(a)
07/15/2027	5.500%	69,000	69,094
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	80,000	83,192
United Rentals North America, Inc.
10/15/2025	4.625%	30,000	30,466
12/15/2026	6.500%	60,000	65,182
05/15/2027	5.500%	95,000	99,735
01/15/2028	4.875%	58,000	59,049
Total			483,768
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	26,000	24,803
12/01/2022	7.875%	124,000	117,811
09/01/2023	7.625%	40,000	31,964
APX Group, Inc.(a)
11/01/2024	8.500%	51,000	48,644
CoreCivic, Inc.
04/01/2020	4.125%	44,000	43,802
frontdoor, Inc.(a)
08/15/2026	6.750%	27,000	28,862
Total			295,886
Consumer Products 0.4%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	29,000	30,224
01/15/2027	7.750%	53,000	57,602
Mattel, Inc.(a)
12/31/2025	6.750%	58,000	61,035
Prestige Brands, Inc.(a)
03/01/2024	6.375%	96,000	99,801
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	122,000	126,475
12/15/2026	5.250%	2,000	2,058
Spectrum Brands, Inc.
11/15/2022	6.625%	10,000	10,234
12/15/2024	6.125%	88,000	91,544
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.
07/15/2024	5.500%	87,000	90,051
08/15/2025	4.375%	59,000	59,440
Total			628,464
Diversified Manufacturing 0.3%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	21,000	21,793
CFX Escrow Corp.(a)
02/15/2024	6.000%	18,000	19,092
02/15/2026	6.375%	22,000	23,556
Gates Global LLC/Co.(a)
07/15/2022	6.000%	65,000	65,033
General Electric Co.(d)
Junior Subordinated
12/31/2049	5.000%	63,000	61,031
MTS Systems Corp.(a)
08/15/2027	5.750%	16,000	16,445
Resideo Funding, Inc.(a)
11/01/2026	6.125%	43,000	45,357
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,537
08/15/2026	5.875%	48,000	50,702
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	18,000	19,076
TriMas Corp.(a)
10/15/2025	4.875%	9,000	9,112
Welbilt, Inc.
02/15/2024	9.500%	23,000	24,673
WESCO Distribution, Inc.
06/15/2024	5.375%	64,000	66,407
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	19,000	19,996
Total			455,810
Electric 0.8%
AES Corp. (The)
03/15/2023	4.500%	53,000	54,541
05/15/2026	6.000%	18,000	19,194
09/01/2027	5.125%	63,000	66,684
Calpine Corp.
02/01/2024	5.500%	66,000	66,073
Calpine Corp.(a)
06/01/2026	5.250%	46,000	46,519
Clearway Energy Operating LLC
08/15/2024	5.375%	104,000	106,674
09/15/2026	5.000%	42,000	42,210

6	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	70,000	72,683
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	44,000	44,636
09/15/2027	4.500%	96,000	96,570
NRG Energy, Inc.
05/15/2026	7.250%	16,000	17,299
01/15/2027	6.625%	109,000	116,327
NRG Energy, Inc.(a)
06/15/2029	5.250%	59,000	62,092
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	87,000	89,228
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	87,000	88,248
Vistra Energy Corp.
11/01/2024	7.625%	49,000	51,443
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	30,000	31,479
02/15/2027	5.625%	97,000	102,418
07/31/2027	5.000%	44,000	45,100
Total			1,219,418
Environmental 0.1%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	23,000	23,727
07/15/2029	5.125%	16,000	16,813
GFL Environmental, Inc.(a)
05/01/2022	5.625%	45,000	45,452
03/01/2023	5.375%	20,000	20,076
05/01/2027	8.500%	47,000	51,486
Hulk Finance Corp.(a)
06/01/2026	7.000%	15,000	15,542
Total			173,096
Finance Companies 0.7%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	81,000	86,697
10/01/2023	5.125%	80,000	85,032
Global Aircraft Leasing Co., Ltd. PIK(a)
09/15/2024	6.500%	78,000	77,461
iStar, Inc.
04/01/2022	6.000%	54,000	55,440
Navient Corp.
03/25/2020	8.000%	7,000	7,216
10/26/2020	5.000%	99,000	101,122
07/26/2021	6.625%	39,000	41,450
06/15/2022	6.500%	82,000	87,721
06/15/2026	6.750%	30,000	31,251
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	81,000	78,322
Quicken Loans, Inc.(a)
05/01/2025	5.750%	116,000	119,970
01/15/2028	5.250%	49,000	49,672
Springleaf Finance Corp.
03/15/2023	5.625%	42,000	45,022
03/15/2024	6.125%	95,000	103,056
03/15/2025	6.875%	54,000	60,364
03/15/2026	7.125%	40,000	44,900
Total			1,074,696
Food and Beverage 0.7%
Aramark Services, Inc.(a)
02/01/2028	5.000%	45,000	46,915
B&G Foods, Inc.
06/01/2021	4.625%	30,000	30,071
04/01/2025	5.250%	75,000	74,792
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	11,000	11,464
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	51,000	44,367
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	25,000	26,028
11/01/2026	4.875%	60,000	62,330
MHP SA(a)
04/03/2026	6.950%	300,000	307,873
Post Holdings, Inc.(a)
03/01/2025	5.500%	24,000	24,981
08/15/2026	5.000%	117,000	119,579
03/01/2027	5.750%	170,000	176,470
01/15/2028	5.625%	39,000	40,250
12/15/2029	5.500%	57,000	57,714
Total			1,022,834
Gaming 0.9%
Boyd Gaming Corp.
05/15/2023	6.875%	68,000	70,407
04/01/2026	6.375%	25,000	26,381
08/15/2026	6.000%	11,000	11,521
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	42,000	42,035
Eldorado Resorts, Inc.
04/01/2025	6.000%	71,000	74,741
09/15/2026	6.000%	45,000	48,648
International Game Technology PLC(a)
02/15/2022	6.250%	148,000	156,028
02/15/2025	6.500%	105,000	115,123
01/15/2027	6.250%	22,000	24,000

Columbia Multi-Asset Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	77,000	78,792
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	21,000	22,469
09/01/2026	4.500%	27,000	27,759
01/15/2028	4.500%	24,000	24,026
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	49,000	52,872
MGM Resorts International
12/15/2021	6.625%	98,000	106,260
03/15/2023	6.000%	92,000	99,994
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	73,000	74,154
Scientific Games International, Inc.
12/01/2022	10.000%	69,000	72,039
Scientific Games International, Inc.(a)
10/15/2025	5.000%	108,000	110,685
03/15/2026	8.250%	85,000	91,040
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	33,000	34,754
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	43,000	45,079
Total			1,408,807
Health Care 1.0%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	32,000	32,240
02/15/2023	5.625%	33,000	33,293
03/01/2024	6.500%	39,000	40,325
Avantor, Inc.(a)
10/01/2025	9.000%	84,000	93,624
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	94,000	94,314
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	25,000	26,521
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	68,000	65,182
DaVita, Inc.
07/15/2024	5.125%	29,000	29,115
HCA, Inc.
02/01/2025	5.375%	137,000	149,096
02/15/2026	5.875%	40,000	44,508
09/01/2028	5.625%	45,000	49,655
02/01/2029	5.875%	44,000	49,039
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	42,000	43,451
Hologic, Inc.(a)
10/15/2025	4.375%	15,000	15,076
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
05/15/2023	4.875%	42,000	43,016
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	78,000	75,699
Select Medical Corp.(a),(e)
08/15/2026	6.250%	39,000	39,615
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	129,000	130,565
Teleflex, Inc.
06/01/2026	4.875%	12,000	12,478
Tenet Healthcare Corp.
04/01/2021	4.500%	135,000	137,246
04/01/2022	8.125%	27,000	28,864
06/15/2023	6.750%	26,000	26,713
07/15/2024	4.625%	87,000	88,562
05/01/2025	5.125%	71,000	70,816
08/01/2025	7.000%	59,000	58,825
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	113,000	117,245
Total			1,595,083
Healthcare Insurance 0.2%
Centene Corp.
02/15/2024	6.125%	126,000	132,064
Centene Corp.(a)
06/01/2026	5.375%	120,000	126,655
WellCare Health Plans, Inc.
04/01/2025	5.250%	98,000	101,810
Total			360,529
Home Construction 0.4%
Lennar Corp.
04/30/2024	4.500%	137,000	142,883
11/15/2024	5.875%	121,000	132,663
Meritage Homes Corp.
04/01/2022	7.000%	72,000	78,843
06/01/2025	6.000%	59,000	64,380
06/06/2027	5.125%	28,000	29,006
Shea Homes LP/Funding Corp.(a)
04/01/2023	5.875%	11,000	11,315
Taylor Morrison Communities, Inc.(a),(e)
01/15/2028	5.750%	46,000	47,676
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	24,000	25,217
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	30,000	31,360
Total			563,343

8	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.1%
California Resources Corp.(a)
12/15/2022	8.000%	27,000	18,881
Callon Petroleum Co.
10/01/2024	6.125%	20,000	19,534
07/01/2026	6.375%	134,000	130,007
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	96,000	94,179
Centennial Resource Production LLC(a)
01/15/2026	5.375%	54,000	49,888
04/01/2027	6.875%	60,000	58,506
Chesapeake Energy Corp.
10/01/2026	7.500%	88,000	69,520
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	155,000	152,524
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	28,000	29,691
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	43,000	34,987
02/01/2026	5.625%	20,000	14,795
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	47,000	39,587
Jagged Peak Energy LLC
05/01/2026	5.875%	80,000	76,296
Matador Resources Co.
09/15/2026	5.875%	107,000	105,782
MEG Energy Corp.(a)
01/15/2025	6.500%	19,000	18,985
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	31,000	32,244
01/15/2025	5.375%	49,000	49,731
08/15/2025	5.250%	72,000	72,577
10/15/2027	5.625%	96,000	99,072
PDC Energy, Inc.
09/15/2024	6.125%	70,000	69,167
05/15/2026	5.750%	17,000	16,425
QEP Resources, Inc.
03/01/2026	5.625%	41,000	35,055
Range Resources Corp.
08/15/2022	5.000%	52,000	47,878
SM Energy Co.
06/01/2025	5.625%	19,000	16,602
09/15/2026	6.750%	107,000	96,382
01/15/2027	6.625%	15,000	13,082
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	32,000	33,216
09/15/2024	5.250%	80,000	80,404
06/01/2026	5.750%	43,000	44,178
Total			1,619,175
Leisure 0.2%
Cedar Fair LP(a)
07/15/2029	5.250%	15,000	15,492
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	57,000	60,153
Live Nation Entertainment, Inc.(a)
06/15/2022	5.375%	29,000	29,409
11/01/2024	4.875%	41,000	42,240
03/15/2026	5.625%	24,000	25,504
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	37,000	37,937
Viking Cruises Ltd.(a)
09/15/2027	5.875%	61,000	63,196
Total			273,931
Lodging 0.2%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	200,000	202,129
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	35,000	35,487
Marriott Ownership Resorts, Inc./ILG LLC
09/15/2026	6.500%	14,000	15,015
Total			252,631
Media and Entertainment 0.8%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	141,000	153,092
Diamond Sports Group LLC/Finance Co.(a),(e)
08/15/2026	5.375%	64,000	65,096
08/15/2027	6.625%	47,000	48,073
iHeartCommunications, Inc.
05/01/2026	6.375%	34,638	36,835
05/01/2027	8.375%	170,006	179,350
Lamar Media Corp.
01/15/2024	5.375%	44,000	45,317
Match Group, Inc.
06/01/2024	6.375%	85,000	89,590
Netflix, Inc.
02/15/2025	5.875%	49,000	53,385
04/15/2028	4.875%	177,000	182,739
11/15/2028	5.875%	83,000	91,443

Columbia Multi-Asset Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
05/15/2029	6.375%	32,000	35,873
11/15/2029	5.375%	92,000	96,739
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	15,000	15,575
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	72,000	74,114
03/15/2025	5.875%	53,000	54,562
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	46,000	46,818
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	26,000	26,239
Total			1,294,840
Metals and Mining 0.7%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	72,000	75,816
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	81,000	86,402
Constellium NV(a)
03/01/2025	6.625%	48,000	50,297
02/15/2026	5.875%	142,000	147,631
Freeport-McMoRan, Inc.
03/01/2022	3.550%	19,000	19,047
11/14/2024	4.550%	166,000	170,128
03/15/2043	5.450%	146,000	135,407
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	24,000	24,781
01/15/2025	7.625%	139,000	143,973
Novelis Corp.(a)
08/15/2024	6.250%	30,000	31,396
09/30/2026	5.875%	175,000	182,036
Total			1,066,914
Midstream 1.2%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	68,000	63,840
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	64,000	69,836
Cheniere Energy Partners LP
10/01/2026	5.625%	83,000	87,836
DCP Midstream Operating LP
07/15/2025	5.375%	70,000	74,365
05/15/2029	5.125%	57,000	58,886
04/01/2044	5.600%	41,000	38,582
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	55,000	55,003
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	143,000	149,094
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NGPL PipeCo LLC(a)
08/15/2022	4.375%	25,000	25,977
08/15/2027	4.875%	31,000	32,821
12/15/2037	7.768%	25,000	33,008
NuStar Logistics LP
06/01/2026	6.000%	35,000	36,738
04/28/2027	5.625%	58,000	59,931
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	74,000	74,871
Star Energy Geothermal Wayang Windu Ltd.(a)
04/24/2033	6.750%	191,600	197,756
Sunoco LP/Finance Corp.
01/15/2023	4.875%	27,000	27,492
02/15/2026	5.500%	75,000	77,741
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	14,228
01/15/2028	5.500%	66,000	65,481
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	32,000	32,066
02/01/2027	5.375%	135,000	140,671
01/15/2028	5.000%	203,000	205,728
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	15,000	16,345
01/15/2029	6.875%	69,000	76,168
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	95,000	92,162
Total			1,806,626
Oil Field Services 0.3%
Apergy Corp.
05/01/2026	6.375%	84,000	85,352
Calfrac Holdings LP(a)
06/15/2026	8.500%	38,000	25,929
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	30,000	28,380
Nabors Industries, Inc.
02/01/2025	5.750%	122,000	106,733
Rowan Companies, Inc.
01/15/2024	4.750%	41,000	31,112
SESI LLC
09/15/2024	7.750%	29,000	17,338
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	21,360	21,847
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	17,955	18,537
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	25,000	26,706

10	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	61,000	61,152
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	63,000	65,634
Total			488,720
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	33,000	33,962
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	90,000	92,819
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	42,000	43,226
03/15/2027	5.375%	103,000	109,248
Total			152,474
Packaging 0.7%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	39,000	39,977
05/15/2024	7.250%	137,000	144,585
02/15/2025	6.000%	92,000	94,959
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a),(e)
08/15/2027	5.250%	124,000	124,314
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	33,000	34,340
07/15/2027	5.625%	40,000	42,113
Berry Global, Inc.
05/15/2022	5.500%	30,000	30,427
10/15/2022	6.000%	57,000	58,166
07/15/2023	5.125%	116,000	118,648
BWAY Holding Co.(a)
04/15/2024	5.500%	107,000	106,966
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	48,000	43,295
Novolex (a)
01/15/2025	6.875%	23,000	20,415
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	87,220	87,536
02/15/2021	6.875%	16,287	16,332
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	99,000	102,477
Trivium Packaging Finance BV(a),(e)
08/15/2026	5.500%	50,000	51,537
Total			1,116,087
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.6%
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	19,000	20,048
04/15/2025	6.125%	285,000	292,766
11/01/2025	5.500%	50,000	52,025
04/01/2026	9.250%	49,000	54,889
01/31/2027	8.500%	63,000	69,472
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	45,000	45,950
07/15/2027	5.000%	17,000	17,473
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	60,000	60,525
Horizon Pharma USA, Inc.(a)
08/01/2027	5.500%	57,000	58,490
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	120,000	124,303
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	57,000	51,419
Total			847,360
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	20,000	21,371
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	42,000	42,952
HUB International Ltd.(a)
05/01/2026	7.000%	92,000	93,567
Total			157,890
Railroads 0.1%
BNSF Funding Trust I(d)
Junior Subordinated
12/15/2055	6.613%	155,000	170,259
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	76,000	76,204
05/15/2024	4.250%	138,000	141,158
IRB Holding Corp.(a)
02/15/2026	6.750%	92,000	92,224
Total			309,586
Retailers 0.3%
Cencosud SA(a)
02/12/2045	6.625%	200,000	221,918
Hanesbrands, Inc.(a)
05/15/2024	4.625%	27,000	28,036
05/15/2026	4.875%	27,000	28,208

Columbia Multi-Asset Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	48,000	48,184
11/01/2035	6.875%	31,000	27,644
PetSmart, Inc.(a)
03/15/2023	7.125%	65,000	61,215
06/01/2025	5.875%	67,000	66,344
Total			481,549
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	35,000	38,517
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	28,000	28,611
Total			67,128
Technology 1.8%
Ascend Learning LLC(a)
08/01/2025	6.875%	51,000	52,773
08/01/2025	6.875%	47,000	48,594
Camelot Finance SA(a)
10/15/2024	7.875%	208,000	217,442
CDK Global, Inc.
06/01/2027	4.875%	100,000	103,509
CommScope Finance LLC(a)
03/01/2024	5.500%	43,000	43,735
03/01/2026	6.000%	50,000	50,594
03/01/2027	8.250%	26,000	25,633
CommScope Technologies LLC(a)
06/15/2025	6.000%	72,000	65,615
03/15/2027	5.000%	35,000	29,567
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	20,000	20,749
Equinix, Inc.
01/01/2022	5.375%	120,000	122,846
01/15/2026	5.875%	130,000	138,281
05/15/2027	5.375%	20,000	21,583
First Data Corp.(a)
08/15/2023	5.375%	60,000	61,613
01/15/2024	5.000%	48,000	49,200
01/15/2024	5.750%	183,000	188,261
Gartner, Inc.(a)
04/01/2025	5.125%	132,000	135,751
Informatica LLC(a)
07/15/2023	7.125%	75,000	76,345
Iron Mountain, Inc.
08/15/2024	5.750%	96,000	96,854
MSCI, Inc.(a)
11/15/2024	5.250%	70,000	72,199
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.
07/15/2022	5.000%	44,000	44,208
12/15/2023	6.375%	98,000	100,775
PTC, Inc.
05/15/2024	6.000%	72,000	75,368
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	110,000	110,658
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	120,000	132,901
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	85,000	90,141
Symantec Corp.(a)
04/15/2025	5.000%	75,000	76,469
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	57,000	58,739
06/01/2025	6.750%	41,000	42,230
Tencent Holdings Ltd.(a)
01/19/2028	3.595%	200,000	206,025
VeriSign, Inc.
05/01/2023	4.625%	104,000	105,330
Verscend Escrow Corp.(a)
08/15/2026	9.750%	71,000	75,707
Total			2,739,695
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	101,000	102,323
Hertz Corp. (The)(a)
06/01/2022	7.625%	116,000	120,439
10/15/2024	5.500%	61,000	59,925
Hertz Corp. (The)(a),(e)
08/01/2026	7.125%	51,000	52,012
XPO Logistics, Inc.(a)
06/15/2022	6.500%	42,000	42,743
Total			377,442
Wireless 1.1%
Altice France SA(a)
05/01/2026	7.375%	265,000	282,219
02/01/2027	8.125%	58,000	62,945
Altice Luxembourg SA(a)
05/15/2027	10.500%	72,000	76,199
SBA Communications Corp.
09/01/2024	4.875%	226,000	232,658
Sprint Communications, Inc.(a)
03/01/2020	7.000%	158,000	161,559

12	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
06/15/2024	7.125%	242,000	264,695
02/15/2025	7.625%	53,000	58,726
03/01/2026	7.625%	59,000	66,001
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	87,000	90,202
01/15/2026	6.500%	145,000	155,187
02/01/2026	4.500%	50,000	50,998
02/01/2028	4.750%	62,000	63,859
Wind Tre SpA(a)
01/20/2026	5.000%	145,000	144,091
Total			1,709,339
Wirelines 0.6%
CenturyLink, Inc.
03/15/2022	5.800%	86,000	89,503
04/01/2025	5.625%	189,000	191,714
Frontier Communications Corp.
09/15/2022	10.500%	26,000	16,274
01/15/2023	7.125%	55,000	32,667
09/15/2025	11.000%	23,000	13,332
Frontier Communications Corp.(a)
04/01/2026	8.500%	42,000	41,105
Level 3 Financing, Inc.
08/15/2022	5.375%	100,000	100,400
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	200,000	201,862
Telecom Italia Capital SA
09/30/2034	6.000%	30,000	30,524
Telecom Italia SpA(a)
05/30/2024	5.303%	23,000	24,350
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	129,000	131,055
Total			872,786
Total Corporate Bonds & Notes (Cost $30,683,706)			31,401,387

Equity-Linked Notes 18.6%
Issuer	Coupon Rate	Shares	Value ($)
Bank of Montreal(a),(f)
(linked to a basket of common stocks)
11/07/2019	12.456%	4,879	4,753,005
BNP Paribas Issuance BV(a),(f)
(linked to a basket of common stocks)
01/10/2020	12.880%	5,082	5,004,201
Citigroup Global Markets Holdings, Inc.(a),(f)
(linked to a basket of common stocks)
08/08/2019	14.480%	45,980	4,475,458
Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(a),(f)
(linked to a basket of common stocks)
10/04/2019	12.600%	4,768	4,691,235
HSBC Bank USA NA(a),(f)
(linked to a basket of common stocks)
12/10/2019	13.400%	4,931	4,969,955
Wells Fargo Bank NA(a),(f)
(linked to a basket of common stocks)
09/11/2019	15.060%	4,707	4,568,300
Total Equity-Linked Notes (Cost $28,965,000)			28,462,154

Exchange-Traded Funds 16.7%
	Shares	Value ($)
Invesco S&P 500 High Dividend Low Volatility ETF	116,091	4,871,178
iShares US Preferred Stock ETF	147,716	5,517,193
SPDR Blackstone/GSO Senior Loan ETF	133,208	6,190,176
SPDR Bloomberg Barclays Convertible Securities ETF	107,580	5,769,515
SPDR Portfolio Long Term Corporate Bond ETF	112,902	3,263,997
Total Exchange-Traded Funds (Cost $25,081,217)		25,612,059

Foreign Government Obligations(g) 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.1%
Angolan Government International Bond(a)
05/09/2028	8.250%	200,000	213,623
Argentina 0.8%
Argentine Republic Government International Bond
04/22/2021	6.875%	200,000	179,656
01/11/2023	4.625%	200,000	166,923
04/22/2026	7.500%	200,000	171,811
Autonomous City of Buenos Aires Argentina(a)
06/01/2027	7.500%	250,000	231,817
Provincia de Buenos Aires(a)
03/16/2024	9.125%	295,000	247,095
06/15/2027	7.875%	200,000	149,592
Provincia de Cordoba(a)
06/10/2021	7.125%	150,000	132,558
Total			1,279,452
Belarus 0.2%
Republic of Belarus International Bond(a)
02/28/2030	6.200%	300,000	317,822

Columbia Multi-Asset Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.8%
Brazilian Government International Bond
04/07/2026	6.000%	400,000	462,309
01/07/2041	5.625%	650,000	728,824
Total			1,191,133
China 0.4%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	207,971
Syngenta Finance NV(a)
04/24/2028	5.182%	400,000	418,141
Total			626,112
Colombia 0.2%
Ecopetrol SA
01/16/2025	4.125%	100,000	103,891
06/26/2026	5.375%	200,000	221,352
Total			325,243
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%	400,000	434,186
Dominican Republic 0.9%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/2023	7.000%	150,000	155,666
02/01/2023	7.000%	150,000	155,666
Dominican Republic International Bond(a)
01/29/2026	6.875%	400,000	455,212
04/20/2027	8.625%	300,000	361,830
07/19/2028	6.000%	200,000	219,462
Total			1,347,836
Egypt 0.5%
Egypt Government International Bond(a)
01/31/2022	6.125%	200,000	209,164
01/31/2027	7.500%	300,000	327,636
02/21/2048	7.903%	200,000	208,657
Total			745,457
Gabon 0.1%
Gabon Government International Bond(a)
12/12/2024	6.375%	200,000	198,522
Ghana 0.2%
Ghana Government International Bond(a)
10/14/2030	10.750%	200,000	254,057
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honduras 0.3%
Honduras Government International Bond(a)
03/15/2024	7.500%	200,000	221,074
01/19/2027	6.250%	200,000	217,340
Total			438,414
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt.(a)
10/21/2020	6.250%	200,000	208,978
Indonesia 0.9%
Pertamina Persero PT(a)
05/03/2022	4.875%	400,000	422,478
05/27/2041	6.500%	300,000	372,399
PT Perusahaan Listrik Negara(a)
11/22/2021	5.500%	300,000	318,968
05/21/2048	6.150%	200,000	243,722
Total			1,357,567
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	400,000	402,350
06/15/2033	6.125%	200,000	188,810
Total			591,160
Kazakhstan 0.5%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%	200,000	279,388
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	400,000	448,346
Total			727,734
Mexico 1.1%
Petroleos Mexicanos
06/02/2041	6.500%	1,800,000	1,612,053
Netherlands 0.0%
Petrobras Global Finance BV
02/01/2029	5.750%	25,000	26,760
Nigeria 0.1%
Nigeria Government International Bond(a)
02/16/2032	7.875%	200,000	212,712
Oman 0.2%
Oman Government International Bond(a)
01/17/2028	5.625%	300,000	297,148
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%	200,000	232,924

14	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 0.4%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	200,000	214,568
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	400,000	417,107
Total			631,675
Saudi Arabia 0.3%
Saudi Arabian Oil Co.(a)
04/16/2049	4.375%	217,000	225,377
Saudi Government International Bond(a)
04/16/2029	4.375%	200,000	221,252
Total			446,629
Senegal 0.3%
Senegal Government International Bond(a)
07/30/2024	6.250%	200,000	218,431
05/23/2033	6.250%	220,000	218,525
Total			436,956
South Africa 0.2%
Republic of South Africa Government International Bond
06/22/2030	5.875%	300,000	319,352
Sri Lanka 0.3%
Sri Lanka Government International Bond(a)
05/11/2027	6.200%	400,000	385,916
Turkey 0.3%
Export Credit Bank of Turkey(a)
09/23/2021	5.000%	300,000	292,968
Turkey Government International Bond
03/25/2027	6.000%	200,000	193,981
Total			486,949
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2026	7.750%	200,000	211,460
Venezuela 0.1%
Petroleos de Venezuela SA(a),(h)
05/16/2024	0.000%	1,329,556	186,138
11/15/2026	0.000%	120,724	16,901
Total			203,039
Total Foreign Government Obligations (Cost $15,773,737)			15,760,869

Residential Mortgage-Backed Securities - Agency 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 326 Class S2
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 03/15/2044	3.625%	1,822,717	315,833
Federal Home Loan Mortgage Corp.(i)
CMO Series 4121 Class IA
01/15/2041	3.500%	1,165,188	105,844
Federal National Mortgage Association(i)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	198,322	17,075
Federal National Mortgage Association(b),(i)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.634%	1,157,148	249,933
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.734%	337,328	66,921
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.884%	748,564	152,457
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.638%	247,740	49,010
Government National Mortgage Association(b),(i)
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.929%	808,977	163,953
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.879%	486,153	81,863
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.929%	212,211	43,721
CMO Series 2019-6 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.779%	266,932	41,414
Total Residential Mortgage-Backed Securities - Agency (Cost $1,286,216)			1,288,024

Columbia Multi-Asset Income Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 6.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	107,842	110,549
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	500,000	504,581
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	153,475	154,239
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.004%	350,000	351,413
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.990%	200,000	200,051
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.016%	300,000	300,698
CIM Trust(a)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	343,893	342,676
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	420,654	425,315
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2013-11 Class 3A3
09/25/2034	4.238%	144,408	144,652
CMO Series 2013-2 Class 1A3
11/25/2037	4.804%	37,127	37,074
CMO Series 2014-C Class A
02/25/2054	3.250%	456,951	455,118
CMO Series 2015-A Class B3
06/25/2058	4.500%	224,161	223,503
Citigroup Mortgage Loan Trust, Inc.(a),(i)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	2,418,404	48,350
Deephaven Residential Mortgage Trust(a),(c)
Subordinated, CMO Series 2018-4A Class B1
10/25/2058	5.535%	200,000	206,612
Ellington Financial Mortgage Trust(a),(c),(j)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	300,000	313,410
FMC GMSR Issuer Trust(a),(c)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	500,000	511,900
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a),(j)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	400,000	401,269
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	500,000	494,048
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	335,112	336,020
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	173,514	174,561
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	186,589	186,589
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.404%	390,387	389,144
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.116%	200,000	200,313
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.916%	400,000	401,388
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	500,000	502,009
Preston Ridge Partners Mortgage LLC(a),(c)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	173,302	174,115
CMO Series 2019-1A Class A1
01/25/2024	4.500%	454,506	457,600
PRPM LLC(a),(c),(e),(j)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	500,000	500,000
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.216%	250,000	250,750
RBSSP Resecuritization Trust(a),(c)
CMO Series 2010-1 Class 3A2
08/26/2035	4.580%	149,557	151,140
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	500,753

16	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	250,000	250,359
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A3
11/25/2047	2.825%	187,646	186,764
CMO Series 2018-1 Class A2
02/25/2048	3.031%	238,550	238,368
Verus Securitization Trust(a),(c)
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	171,156	174,981
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $10,225,577)			10,300,312

Senior Loans 0.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(k)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.610%	55,860	54,836
Finance Companies 0.1%
Ellie Mae, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.525%	67,000	67,000
Food and Beverage 0.1%
8th Avenue Food & Provisions, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.110%	57,150	57,329
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.110%	15,270	15,270
Total			72,599
Health Care 0.0%
Avantor Funding, Inc.(b),(k)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/21/2024	5.234%	5,144	5,187
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Big River Steel LLC(b),(k)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.330%	13,054	13,087
Property & Casualty 0.0%
HUB International Ltd.(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.267%	21,780	21,539
Technology 0.3%
Ascend Learning LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.234%	43,962	43,723
Dun & Bradstreet Corp. (The)(b),(k)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.241%	55,000	55,327
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.484%	29,906	29,724
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.734%	32,369	31,734
Project Alpha Intermediate Holding, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.810%	16,774	16,544
3-month USD LIBOR + 4.250% 04/26/2024	6.560%	50,163	49,996
Refinitiv US Holdings, Inc.(a),(b),(k)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.984%	153,802	153,637
Tempo Acquisition LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.234%	44,771	44,827

Columbia Multi-Asset Income Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ultimate Software Group, Inc. (The)(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	6.080%	37,000	37,272
Total			462,784
Total Senior Loans (Cost $693,440)			697,032

Treasury Bills 0.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Argentina 0.2%
Argentina Treasury Bill
09/27/2019	3.040%	290,000	288,605
Total Treasury Bills (Cost $287,976)			288,605

U.S. Treasury Obligations 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2036	4.500%	57,000	75,080
02/15/2037	4.750%	33,000	45,102
02/15/2038	4.375%	30,000	39,595
02/15/2039	3.500%	236,000	279,771
11/15/2039	4.375%	284,000	377,099
02/15/2041	4.750%	23,000	32,128
08/15/2042	2.750%	527,000	552,938
05/15/2043	2.875%	361,000	386,044
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2044	3.375%	419,000	486,367
08/15/2044	3.125%	163,000	181,720
11/15/2044	3.000%	163,000	177,899
02/15/2045	2.500%	94,000	93,559
02/15/2046	2.500%	840,000	835,406
08/15/2046	2.250%	67,000	63,221
11/15/2046	2.875%	20,000	21,378
02/15/2047	3.000%	65,000	71,185
05/15/2047	3.000%	37,000	40,486
08/15/2047	2.750%	91,000	94,853
11/15/2047	2.750%	41,000	42,743
02/15/2048	3.000%	66,000	72,311
05/15/2048	3.125%	42,000	47,060
08/15/2048	3.000%	77,000	84,447
11/15/2048	3.375%	72,000	84,758
02/15/2049	3.000%	55,000	60,406
Total U.S. Treasury Obligations (Cost $4,202,068)			4,245,556

Money Market Funds 7.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(l),(m)	11,903,028	11,901,838
Total Money Market Funds (Cost $11,901,865)		11,901,838
Total Investments in Securities (Cost: $149,752,359)		152,222,197
Other Assets & Liabilities, Net		1,087,262
Net Assets		153,309,459

At July 31, 2019, securities and/or cash totaling $1,033,604 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	83	09/2019	USD	12,376,545	355,864	—
U.S. Treasury 10-Year Note	60	09/2019	USD	7,645,313	162,527	—
U.S. Ultra Treasury Bond	62	09/2019	USD	11,008,875	557,870	—
Total					1,076,261	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.236	USD	4,225,320	47,005	—	—	47,005	—
18	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $74,834,841, which represents 48.81% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2019.
(e)	Represents a security purchased on a when-issued basis.
(f)	By investing in the equity-linked note, the Fund gains exposure to the underlying investments that make up the custom basket without having to own the underlying investments directly. The components of the basket are available on the Columbia Multi-Asset Income Fund’s page of columbiathreadneedleus.com website.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2019, the total value of these securities amounted to $203,039, which represents 0.13% of total net assets.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	Valuation based on significant unobservable inputs.
(k)	The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(l)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	8,171,584	16,962,829	(13,231,385)	11,903,028	14	(27)	63,572	11,901,838
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Multi-Asset Income Fund | Quarterly Report 2019	19